As filed with the Securities and Exchange Commission on September 20, 2013

1933 Act File No. 033-11387

1940 Act File No. 811-04984

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 166	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 165	☒
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS

(Exact Name of Registrant as Specified in Charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 4151 Amon Carter Boulevard MD 2450 Fort Worth, Texas 76155 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 24, 2013, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN BEACON FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for the A Class, C Class, Y Class, Institutional Class and Investor Class of the American Beacon Acadian Emerging Markets Managed Volatility Fund

Statement of Additional Information for the A Class, C Class, Y Class, Institutional Class and Investor Class of the American Beacon Acadian Emerging Markets Managed Volatility Fund

Part C

Signature Page

Exhibits

PROSPECTUS

September 24, 2013

American Beacon Acadian Emerging Markets Managed Volatility Fund

A CLASS [ACDAX]

C CLASS [ACDCX]

Y CLASS [ACDYX]

INSTITUTIONAL CLASS [ACDIX]

INVESTOR CLASS [ACDPX]

This Prospectus contains important information you should know about investing, including information about risks. Please read it before you invest and keep it for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary

American Beacon Acadian Emerging Markets Managed Volatility Fund	3

Additional Information About the Fund

Additional Information About Investment Policies and Strategies	8
Additional Information About Investments	8
Additional Information About Risks	10
Additional Information About Performance Benchmarks	11

Fund Management

The Manager	13
The Sub-Advisor	14
Valuation of Shares	16

About Your Investment

Choosing Your Share Class	17
Purchase and Redemption of Shares	20
General Policies	27
Frequent Trading and Market Timing	28
Distributions and Taxes	29

Additional Information

Distribution and Service Plans	31
Portfolio Holdings	31
Delivery of Documents	31
Financial Highlights	31

Back Cover

American Beacon
Acadian Emerging Markets Managed Volatility FundSM

Investment Objective

The Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 17 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 31 of the statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share classes
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Share classes
	A	C	Y	Institutional	Investor
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses[2]	1.55%	1.55%	1.40%	1.30%	1.67%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%

Total annual fund operating expenses	2.51%	3.26%	2.11%	2.01%	2.38%

Expense Reduction and Reimbursement	0.65%	0.65%	0.65%	0.65%	0.64%

Total annual fund operating expenses after expense reduction and reimbursement[3]	1.86%	2.61%	1.46%	1.36%	1.74%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	Other expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
[3]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Other Expenses, as applicable, through May 30, 2015 to the extent that Total Annual Fund Operating Expenses (reduced by any Acquired Fund fees and Expenses) exceed 1.85% for the A Class, 2.60% for the C Class, 1.45% for the Y Class, 1.35% for the Institutional Class and 1.73% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years
A	$753	$1,253
C	$364	$944
Y	$149	$599
Institutional	$138	$567
Investor	$177	$682

Assuming no redemption of shares:

Share class	1 year	3 years
C	$264	$944

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this prospectus.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities of companies economically tied to emerging market countries. A company is generally regarded as being economically tied to an emerging markets country if it:

•	is primarily listed on the trading market of an emerging market country;

•	is headquartered in an emerging market country; or

•	derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country.

An emerging market country is one that:

•	has an emerging stock market as defined by the International Finance Corporation;

•	has a low-to middle-income economy according to the World Bank;

•	is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index; or

•	has a per-capita gross national product of $10,000 or less.

The Fund’s investment sub-advisor, Acadian Asset Management LLC (“Acadian”) seeks to exploit the mispricing of risk within equities of emerging markets by building a diversified portfolio with predominately lower-volatility stocks. The Fund’s sub-advisor uses proprietary transaction cost and liquidity models to minimize market impact and manage turnover. The Fund’s sub-advisor seeks to manage volatility by selecting stocks for the Fund’s portfolio whose total returns are not expected to fluctuate as dramatically as those of emerging markets equities as a whole and therefore may compound at a steadier pace over time.

The Fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, depositary receipts, and real estate investments trusts (“REITs”). The Fund may invest in companies of all market capitalizations and convertible securities of any duration. At times, the Fund may use forwards or currency futures to hedge its foreign currency exposure.

The Fund may also invest cash balances in other investment companies, including money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

4

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Currency Risk

The Fund may have exposure to foreign currencies for hedging purposes by purchasing or selling forward currency exchange contracts, including non-deliverable forwards (“NDFs”), in non-U.S. currencies, non-U.S. currency futures contracts, direct investments in non-U.S. currencies and in securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be more volatile rates of return.

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, depositary receipts, and REITs. Such investments may expose the Fund to additional risks. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts and Foreign Currency Forward Contracts Risk

Futures contracts and foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Managed Volatility Strategy Risk

Securities purchased for the Fund may exhibit higher price volatility than anticipated and the Fund may not be less volatile than the market as a whole. In addition, the sub-advisor’s managed volatility strategy may not consistently minimize market impact and reduce portfolio turnover. While the sub-advisor’s managed volatility the strategy may limit the Fund’s downside risk over time, the Fund also may experience lesser gains in a rising market.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

5

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value (“NAV”). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

Mid-Capitalization Companies Risk

Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Small Capitalization Companies Risk

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Fund Performance

Performance information for the Fund is not provided because the Fund has not been in operation for a full calendar year.

Management

The Manager

The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisor

The Fund’s investment sub-advisor is Acadian Asset Management LLC.

Portfolio Managers

Acadian
Brendan Bradley Senior Vice President and Director of Portfolio Management	Since Fund Inception (2013)
Ryan Taliaferro Senior Vice President and Portfolio Manager	Since Fund Inception (2013)

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Institutional Class, Investor Class and Y Class shares directly from the Fund by calling 1-800-658-5811, writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com. For overnight delivery, please mail your request to American Beacon Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105. You also may purchase, redeem or exchange all classes of shares offered in this prospectus through a broker-dealer or other financial intermediary. The minimum initial purchase into the Fund is $250,000 for Institutional Class shares, $100,000 for Y Class shares, $2,500 for A Class and Investor Class shares, and $1,000 for C Class shares. The minimum subsequent investment by wire is $500 for A Class, C Class and Investor Class shares. No minimums apply to subsequent investments by wire for other classes of shares. For all classes, the minimum subsequent investment is $50 if the investment is made by ACH, check or exchange.

6

Tax Information

Dividends and capital gain distributions, if any, which you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes, unless your account is tax-exempt or tax deferred (in which case you may be taxed later, upon the withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

7

Additional Information About the Funds

To help you better understand the Fund, this section provides a detailed discussion of the Fund’s investment policies, its principal strategies and risks and performance benchmarks. However, this prospectus does not describe all of the Fund’s investment practices. For additional information, please see the Fund’s statement of additional information (“SAI”), which is available at www.americanbeaconfunds.com or by contacting us via telephone at 1-800-658-5811, by U.S. mail at P.O. Box 219643, Kansas City, MO 64121-9643, or by e-mail at americanbeaconfunds@ambeacon.com.

Additional Information About Investment Policies and Strategies

Investment Objective

▶	The Fund’s investment objective is long-term capital appreciation.

The Fund’s investment objective is “non-fundamental”, which means that it may be changed by the Fund’s Board of Trustees (“Board”) without the approval of Fund shareholders.

80% Investment Policy

▶	The Fund has a non-fundamental policy to invest under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies economically tied to emerging market countries at the time of purchase.

If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and this prospectus will be supplemented.

Temporary Defensive Policy

The Fund may depart from its principal investment strategy by taking temporary defensive or interim positions in response to adverse market, economic, political or other conditions. During these times, the Fund may not achieve its investment objective.

Additional Information About the Management of the Fund

The Fund has retained American Beacon Advisors, Inc. to serve as its Manager. The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Fund. The Manager:

•	develops overall investment strategies for the Fund,
•	monitors and evaluates the sub-advisor’s investment performance,
•	monitors the sub-advisor’s compliance with the Fund’s investment objectives, policies and restrictions,
•	directs the investment or the portion of Fund assets that the sub-advisor determines should be allocated to short-term investments, and
•	oversees the Fund’s securities lending activities and actions taken by the securities lending agent, to the extent applicable.

The assets of the Fund are allocated by the Manager to one sub-advisor, Acadian Asset Management LLC. Acadian has full discretion to purchase and sell securities for the Fund in accordance with the Fund’s objectives, policies, restrictions and more specific strategies provided by the Manager. The Manager oversees the sub-advisor but does not reassess individual security selections made by the sub-advisor for the Fund.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Manager is permitted, subject to certain conditions, to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of the Fund’s shareholders, but subject to approval of the Fund’s Board. The prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is materially changed.

Additional Information About Investments

This section provides more detailed information regarding the investments the Fund may invest in as well as information regarding the Fund’s strategy with respect to investment of cash balances.

Cash Management Investments

The Fund may invest cash balances in money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (“1940 Act”), including money market funds that are advised by the Manager or the sub-advisor. If the Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Fund invests, such as advisory fees charged by the Manager to any applicable money market funds advised by the Manager. Shareholders also would be exposed to the risks associated with money market funds and the portfolio investments of such money market funds, including that a money market fund’s yield will be lower than the return that the Fund would have derived from other investments that would provide liquidity.

8

To gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs, the Fund also may purchase and sell futures contracts on a daily basis that relate to securities in which they may invest directly and indices comprised of such securities. A futures contract is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made. Under such contracts, no delivery of the actual securities is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid. As cash balances are invested in securities, the Fund may invest simultaneously those balances in futures contracts until the cash balances are delivered to settle the securities transactions. Because the Fund will have market exposure simultaneously in both the invested securities and futures contracts, the Fund may have more than 100% of its assets exposed to the markets. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts and that there may not be a liquid secondary market for a futures contract.

Currencies

The Fund may invest in foreign currency-denominated securities and may also purchase and sell foreign currency futures contracts (see “Derivative Investments”), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”). The Fund may engage in these transactions in order to hedge or protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Fund also may use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Derivative Investments

Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, futures, indexes or currencies. The Fund may invest in the following derivative instruments:

•	Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

•	Futures. A futures contract is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made. Under such contracts, no delivery of the actual securities is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.

Equity Investments

The Fund’s equity investments may include:

•	Common Stock. Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. Common stock may be exchange-traded or over-the-counter. Over-the-counter stock may be less liquid than exchange-traded stock.
•	Convertible Securities. Convertible securities are generally preferred stocks and other securities, including bonds and warrants that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While typically providing a fixed-income stream, a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.
•	Depositary Receipts. American Depositary Receipt (“ADRs”) are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. European Depository Receipt (“EDRs”) are in bearer form and traded in European securities markets. Global Depositary Receipt (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
•	Preferred Stock. Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.
•	Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles that own, and usually operate, income producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

9

Additional Information About Risks

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. The following section discusses the risk factors of the Fund in light of its investment strategies.

Absolute Return Strategy Risk

The Fund uses a variety of investment strategies intended to achieve a positive total return. The sub-advisor does not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Fund may not perform as well as other funds that seek to outperform an index.

Convertible Securities Risk

The value of a convertible security (“convertible”) is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. Convertible securities may be subject to market risk, credit risk and interest rate risk.

Currency Risk

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures or forwards may not always work as intended, and in specific cases the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Certain of the different risks to which the Fund might be exposed due to its use of derivatives include the following:

•	Forward Contracts. The Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.

•	Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract.

•	Hedging Risk . Gains or losses from positions in hedging instruments may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to a Fund. In addition, the sub-advisor may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss.

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, depositary receipts, and REITs. Such investments may expose the Fund to additional risks.

•	Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock.

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•	Convertible Securities. Convertible securities may be subject to market risk, credit risk and interest rate risk. See “Convertible Securities Risk”.
•	Depositary Receipts. Investments in ADRs, EDRs, GDRs, and NVDRs are subject to certain of the risks associated with investing directly in foreign securities.
•	Preferred Stocks. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Preferred stocks may also be subject to credit risk.
•	REITs. Real estate investment trusts or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, overbuilding, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs may not be diversified with regard to the types of tenants, may not be diversified with regard to the geographic locations of the properties, are subject to cash flow dependency and defaults by borrowers, and could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Futures Contracts Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least, in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The Fund may use derivatives for hedging, and to create leverage. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If the Fund’s portfolio managers incorrectly forecast stock market values, the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for the Fund, the Fund could lose money. In addition, leverage can expose the Fund to greater risk and increase its costs. Gains or losses in a derivative instrument may be magnified and be much greater than the derivative’s original cost.

There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. In addition, the Fund bears the risk of loss of the amount expected to be received under a forward contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including open-end funds, exchange-traded funds (“ETFs”), business development companies and money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor’s investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Additional Information About Performance Benchmarks

The annual total return of the Fund will be compared to a broad-based market index and a composite of mutual funds comparable to the Fund compiled by Lipper, Inc. (“Lipper”). Set forth below is additional information regarding the index and composite to which the Fund’s performance will be compared.

The Fund’s performance will be compared to the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index.

•	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.
•	The Lipper Emerging Markets Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Markets Funds category.

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Notices Regarding Index Data:

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

Lipper is an independent mutual fund research and ranking service.

12

Fund Management

The Manager

AMERICAN BEACON ADVISORS, INC. (the “Manager”) serves as the Manager of the Fund. The Manager, located at 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, is a wholly-owned subsidiary of Lighthouse Holdings, Inc. The Manager was organized in 1986 to provide investment management, advisory, and administrative services. The Manager is registered as an investment adviser under the Investment Advisers Act of 1940. The Manager is not registered as a commodity pool operator (“CPO”) with respect to the Fund in this prospectus in reliance on the delayed compliance date provided by No-Action Letter 12-38 of the Division of Swap Dealer and Intermediary Oversight (“Division”) of the Commodity Futures Trading Commission (“CFTC”). Pursuant to this letter, the Manager is not required to register as a CPO, or rely on an exemption from registration, until six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds in the context of the CPO exemption in CFTC Regulation 4.5 (the “Deadline”). Prior to the Deadline, the Manager will determine whether it must register as a CPO or whether it may rely on an exemption or exclusion from registration with respect to the Fund.

The Fund’s Management Agreement with the Manager provides for the Fund to pay the Manager an annualized management fee equal to 0.05% of the average daily net assets of the Fund. In addition, the Fund has agreed to pay an annualized advisory fee to the sub-advisor according to the following schedule:

First $500 million	0.65 of 1%
Over $500 million	0.60 of 1%

The Manager also may receive up to 25% of the net monthly income generated from the Fund’s securities lending activities as compensation for oversight of the Fund’s securities lending program, including the securities lending agent, Brown Brothers Harriman & Co. Currently, the Manager receives 10% of such income. The SEC has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager. As of the date of this prospectus, the Fund does not intend to engage in securities lending activities.

A discussion of the Board’s consideration and approval of the Management Agreement between the Fund and the Manager and the Investment Advisory Agreement among the Fund, the sub-advisor and the Manager will be available in the Fund’s annual report dated January 31, 2014.

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The Sub-Advisor

Set forth below is a brief description of the sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Fund. The Fund’s SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Fund and their compensation.

ACADIAN ASSET MANAGEMENT LLC (“Acadian”) , is located at 260 Franklin Street, Boston, MA 02110. Acadian was established in 1986. Acadian is an independent investment adviser registered with the SEC under the Investment Advisers Act of 1940. Acadian is a subsidiary of Old Mutual Asset Managers (US) LLC (“OMAM”), which is an indirectly wholly-owned subsidiary of Old Mutual plc, a London-based financial services firm. Acadian managed approximately $56.7 billion in assets as of August 31, 2013.

Brendan O. Bradley is Senior Vice President and Director of Portfolio Management. Mr. Bradley joined Acadian in September 2004 as a senior member of the Research and Portfolio Management Team. In 2010, he was appointed Director of Acadian’s Managed Volatility Strategies, and in 2013 became Director, Portfolio Management overseeing portfolio management policy. Mr. Bradley is a member of the Acadian Executive and Operating Committees. Prior to Acadian, Mr. Bradley was a vice president at Upstream Technologies, where he designed and implemented investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies.

Ryan Taliaferro is Senior Vice President, Portfolio Manager. Mr. Taliaferro joined Acadian in May 2011 as a consultant and began full time in July 2011. He currently serves as lead Portfolio Manager for Managed Volatility strategies. Prior to joining Acadian, Mr. Taliaferro was a faculty member in the finance unit at Harvard Business School, where he taught corporate finance and asset pricing. Earlier he was a consultant at the Boston Consulting Group. Mr. Taliaferro currently serves on the advisory board of the Journal of Portfolio Management.

Prior Performance of Similar Accounts Managed by Acadian

Acadian has been managing equity portfolios since 1986 and began maintaining a composite of all substantially similarly managed accounts using this strategy (“Composite”) on March 1, 2011. The performance information has been provided by Acadian and relates to the historical performance of all accounts managed by Acadian in its Composite, as measured against a broad-based market index. The accounts included in the Composite and the Fund have substantially similar investment objectives, policies, and strategies.

Performance information for the Fund has not been provided because the Fund has not commenced operations. The performance of the Composite does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund.  Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments.  In addition, the accounts included in the Composite are not subject to certain investment limitations, diversification or other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the Composite.

The performance is shown net of the advisory fees charged by Acadian to accounts included in the Composite. Advisory fees are the only fees Acadian charged to accounts included in the Composite. The Composite has not been adjusted to reflect the higher expenses of the Fund.  If the Fund’s higher expenses were reflected, the Composite performance presented would be lower. The Composite’s rate of return includes realized and unrealized gains plus income, excluding accrued income.  Returns from cash and cash equivalents in the Composite are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated. Composite performance is calculated on a before tax basis and performance would have been lower if taxes were included.

The Composite performance information is calculated in accordance with GIPS®, created and administered by the CFA Institute.  This method of calculating performance differs from the SEC’s standardized methodology that will be used to calculate the Fund’s performance and may result in an average annual total return that may be higher than that derived from the SEC’s standardized methodology.

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Acadian Historical Performance Composite

Calendar Year Returns

Years Ended December 31

2012
Acadian Composite (net of fees)	23.4%
MSCI Emerging Markets Index (net)[1]	18.2%

Average Annual Returns

As of December 31, 2012

	1 Year	Since Inception (3/1/2011) [2]
Acadian Composite (net of fees)	23.4%	11.4%
MSCI Emerging Markets Index (net) [1]	18.2%	0.0%

[1]	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.
[2]	Annualized.

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Valuation of Shares

The price of the Fund’s shares is based on its NAV per share. The Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when you are unable to buy or sell shares.

Equity securities and certain derivative instruments that are traded on an exchange are valued based on market value. Certain derivative instruments (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Investments in other mutual funds are valued at the closing NAV per share of the mutual funds on the day of valuation. Equity securities, including shares of closed-end funds and ETFs are valued at the last sale price or official closing price.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. Eastern Time.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small capitalization companies are more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

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About Your Investment

Choosing Your Share Class

Each share class of the Fund represents an investment in the same portfolio of securities for the Fund, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation.

Factors you should consider when choosing a class of shares include:

•	How long you expect to own the shares;
•	How much you intend to invest;
•	Total expenses associated with owning shares of each class;
•	Whether you qualify for any reduction or waiver of sales charges;
•	Whether you plan to take any distributions in the near future; and
•	Availability of share classes.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

The Fund offers various classes of shares. Each class has a different combination of purchase restrictions, sales charges and ongoing fees, allowing you to choose the class that best meets your needs. The following table and sections explain the sales charges or other fees you may pay when investing in each class.

Share Class	Minimum Initial Investment	Initial Sales Charge	Deferred Sales Charge	Annual 12b-1 Fee	Annual Shareholder Servicing Fee
A	$2,500	Up to 5.75%; may be reduced, waived or deferred for large purchases or certain investors. See A Class Charges and Waivers below.	0.50% on redemptions within 18 months of purchasing $1,000,000 or more of A Class shares	Up to 0.25% of average daily assets	Up to 0.25% of average daily assets
C	$1,000	None	1% on redemptions within 12 months of purchasing shares	Up to 1% of average daily assets	Up to 0.25% of average daily assets
Investor	$2,500	None	None	None	Up to 0.375% of average daily assets
Y	$100,000	None	None	None	Up to 0.10% of average daily assets
Institutional	$250,000	None	None	None	None

A Class Shares

A Class shares of the Fund are available to eligible investors using intermediaries such as broker dealers, at their offering price, which is equal to the NAV per share plus the applicable front-end sales charge that you pay when you buy your A Class shares. The front-end sales charge is generally deducted directly from the amount of your investment. A Class shares are also subject to a Rule 12b-1 fee of up to 0.25% and a separate shareholder servicing fee of up to 0.25% of the Fund’s average daily net assets. You normally pay no contingent deferred sales charge (“CDSC”) when you redeem A Class shares. However, you may pay a CDSC of 0.50% if you purchase $1,000,000 or more of A Class shares of the Fund (and therefore pay no front-end sales charge) and redeem those shares within 18 months of your initial purchase. The minimum initial investment is $2,500.

C Class Shares

C Class shares are available to eligible investors using intermediaries such as broker-dealers, at the Fund’s NAV per share, without an initial sales charge. If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge (“CDSC”) of 1.00%. C Class shares also are subject to a Rule 12b-1 fee of up to 1.00% of the Fund’s average daily net assets and a separate shareholder servicing fee of up to 0.25% of the Fund’s average daily net assets. The minimum initial investment is $1,000.

Investor Class Shares

Investor Class shares are offered without a sales charge to eligible investors, including investors using intermediary organizations such as broker-dealers or plan sponsors and retirement accounts. Investor Class shares do not pay a Rule 12b-1 fee. Investor Class shares are subject to a separate shareholder servicing fee of up to 0.375% of the Fund’s average daily net assets. Investor Class shares are also available to Traditional and Roth IRA shareholders investing directly in the Funds. The minimum initial investment is $2,500.

Y Class Shares

Y Class shares are offered without a sales charge to eligible investors who make an initial investment of at least $100,000. Y Class shares do not pay a Rule 12b-1 fee. Y Class shares are subject to a shareholder servicing fee of up to 0.10% of the Fund’s average daily net assets.

Institutional Class Shares

Institutional Class shares are offered without a sales charge to eligible investors who make an initial investment of at least $250,000. Institutional Class shares do not pay a Rule 12b-1 or shareholder servicing fees.

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A Class Charges and Waivers

The table below shows the amount of sales charges you will pay on purchases of A Class shares of the Fund both as a percentage of offering price and as a percentage of the amount you invest. The sales charge differs depending upon the Fund and the amount you invest and may be reduced or eliminated for larger purchases as indicated below. If you invest more, the sales charge will be lower.

Any applicable sales charge will be deducted directly from your investment. Because of rounding of the calculation in determining the sales charges, you may pay more or less than what is shown in the table below. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end sales charge. You may qualify for a reduced sales charge or the sales charge may be waived as described below in “A Class Sales Charge Reductions and Waivers.”

Amount of Sale/Account Value	As a % of Offering Price	As a % of Investment	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.05%
$500,000 but less than $1 million	2.00%	2.04%	1.50%
$1 million and above	0.00%	0.00%+	++

+	No initial sales charge applies on purchases of $1,000,000 or more. A CDSC of 0.50% of the offering price will be charged on purchases of $1,000,000 or more that are redeemed in whole or in part within eighteen (18) months of purchase.
++	See “Dealer Concessions on A Class Purchases Without a Front-End Sales Charge.”

Foreside Fund Services, LLC (the “Distributor”) retains any portion of the commissions that are not paid to financial intermediaries for use solely to pay distribution-related expenses.

A Class Sales Charge Reductions & Waivers

A shareholder may qualify for a waiver or reduction in sales charges under certain circumstances. To receive a waiver or reduction in your A Class sales charge, you must advise the Fund’s transfer agent, your broker-dealer or other financial intermediary of your eligibility at the time of purchase. If you or your financial intermediary do not let the Fund’s transfer agent know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.

Waiver of Sales Charges

There is no sales charge if you invest $1 million or more in A Class shares.

Sales charges also may be waived for certain shareholders or transactions, such as:

•	The Manager or its affiliates;
•	Present and former directors, trustees, officers, employees of the Manager, the Manager’s parent company, and the American Beacon Funds (and their “immediate family” as defined in the SAI), and retirement plans established by them for their employees;
•	Registered representatives or employees of intermediaries that have selling agreement with the Fund;
•	Shares acquired through merger or acquisition;
•	Insurance company separate accounts;
•	Employer-sponsored retirement plans;
•	Dividend reinvestment programs;
•	Purchases through certain fee-based programs under which investors pay advisory fees that may be offered through selected registered investment advisers, broker-dealers, and other financial intermediaries;
•	Shareholders that purchase the Fund through a financial intermediary that offers our A Class shares uniformly on a “no load” (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares; and
•	Reinvestment of proceeds within 90 days of a redemption from A Class account (see “Redemption Policies” for more information).

The availability of A Class shares charge waivers may depend upon the policies, procedures, and trading platform of your financial intermediary.

Reduced Sales Charges

Under a “Rights of Accumulation Program,” a “Letter of Intent” or through “Concurrent Purchases” you may be eligible to buy A Class shares of the Fund at the reduced sales charge rates that would apply to a larger purchase. The Fund reserves the right to modify or to cease offering these programs at any time.

This information is available, free of charge, on the Fund’s website. Please visit www.americanbeaconfunds.com. You may also call (800) 658-5811 or consult with your financial advisor.

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Dealer Concessions on A Class Purchases Without a Front-End Sales Charge

Brokers who initiate and are responsible for purchases of $1,000,000 or more of A Class shares of the Fund may receive a dealer concession from the Fund’s Distributor of 0.50% of the offering price of A Class shares of the Fund. If a client or broker is unable to provide account verification on purchases of $1,000,000 or more, the dealer concession will be forfeited by the broker and front-end sales loads will apply. Dealer concessions will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge or dealer concession. Dealer concessions will only be paid on eligible purchases where the applicability of the CDSC can be monitored. Purchases eligible for sales charge waivers as described under “A Class Sales Charge Reductions and Waivers” are not eligible for dealer concessions on purchases of $1,000,000 or more.

Rights of Accumulation Program

Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in certain accounts (“Qualified Accounts”). The following Qualified Accounts held in A Class shares of any American Beacon Funds mutual fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

•	Accounts owned by you, your spouse or your minor children under the age of 21, including trust or other fiduciary accounts in which you, your spouse or your minor children are the beneficiary;
•	Uniform transfer or gift to minor accounts (“UTMA/UGTMA”);
•	Individual retirement accounts (“IRAs”), including traditional, Roth, SEP and SIMPLE IRAs; and
•	Coverdell Education Savings Accounts or qualified 529 plans.

A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts.

You must notify your financial intermediary or the Fund’s transfer agent in the case of shares held directly with the Fund, at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program. In addition, you must provide either a list of account numbers or copies of account statements verifying your qualification. You may combine the historical cost or current value, as of the day prior to your additional American Beacon Funds investments (whichever is higher) of your existing A Class shares of any American Beacon Funds mutual fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gain distributions. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your financial intermediary may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing A Class shares of any American Beacon Funds mutual fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify the Fund’s transfer agent at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, the financial intermediary or the Fund’s transfer agent will calculate the combined value of all of your Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Letter of Intent

If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gain distributions) during the next 13 months in A Class shares of the Fund or any other American Beacon Funds mutual fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $50,000 in A Class shares of any American Beacon Funds mutual fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above tables. The minimum initial investment under a Letter of Intent is $2,500. You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your account. If you have purchased A Class shares of any American Beacon mutual fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase, however, previous purchase transactions will not be recalculated with the proposed new breakpoint. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

Concurrent Purchases

You may combine simultaneous purchases in A Class shares of American Beacon Funds to qualify for a reduced A Class sales charge.

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Contingent Deferred Sales Charge (“CDSC”) - A Class Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of A Class shares of the Fund (and, thus, pay no initial sales charge) will be subject to a 0.50% CDSC if those shares are redeemed within 18 months after they are purchased. The CDSC does not apply if you are otherwise eligible to purchase A Class shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Waiver of CDSC” below.

Contingent Deferred Sales Charge - C Class Shares

If you redeem C Class shares within 12 months of purchase, you may be charged a CDSC of 1%. The CDSC generally will be deducted from your redemption proceeds. In some circumstances, you may be eligible for one of the waivers described herein or in the SAI. You must advise the transfer agent of your eligibility for a waiver when you place your redemption request.

How CDSCs will be Calculated

A CDSC is imposed on redemptions of A and C Class shares of the Fund, as described above. The amount of the CDSC will be based on the NAV of the redeemed shares at the time of the redemption or the original NAV, whichever is lower. Because of the rounding of the calculation in determining the CDSC, you may pay more or less than the indicated rate. Your CDSC holding period is based upon the date of your purchase. The CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. A CDSC is not imposed on any increase in NAV over the initial purchase price or shares you received through the reinvestment of dividends or capital gain distributions.

To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will redeem your shares in the following order:

•	shares acquired by the reinvestment of dividends or capital gains distributions;
•	other shares that are not subject to the CDSC;
•	shares held the longest during the holding period.

Waiver of CDSCs – A and C Class Shares

A shareholder may qualify for a CDSC waiver under certain circumstances. To have your CDSC waived, you must advise the Fund’s transfer agent, your broker-dealer or other financial intermediary of your eligibility at the time of redemption. If you or your financial intermediary do not let the Fund’s transfer agent know that you are eligible for a waiver, you may not receive a waiver to which might otherwise be otherwise entitled.

The CDSC may be waived if:

•	The redemption is due to a shareholder’s death or post-purchase disability;
•	The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value;
•	The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to the termination of the plan or the transfer of the plan to another financial institution;
•	The redemption is for a mandatory withdrawal from a traditional IRA account after age 70 1/2;
•	The redemption is due to involuntary redemptions by the Fund as a result of your account not meeting the minimum balance requirements, the termination and liquidation of the Fund, or other actions;
•	The redemption is from accounts for which the broker-dealer of record has entered into a written agreement with the Distributor (or Manager) allowing this waiver;
•	The redemption is to return excess contributions made to a retirement plan;
•	The redemption is to return contributions made due to a mistake of fact.

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

Information regarding CDSC waivers for A and C Class shares is available, free of charge, on the Fund’s website. Please visit www.americanbeaconfunds.com. You may also call (800) 658-5811 or consult with your financial advisor.

Purchase and Redemption of Shares

Eligibility

The A Class, C Class, Investor Class, Institutional Class and Y Class shares offered in this prospectus are available to eligible investors who meet the minimum initial investment. American Beacon Funds do not accept accounts registered to foreign individuals or entities, including foreign correspondence accounts. The Fund does not conduct operations and is not offered for purchase outside the United States. A Class and C Class shares are available to retail investors who invest through intermediary organizations, such as broker-dealers or other financial intermediaries, or through employee directed benefit plans. Investor Class shares are available for traditional and Roth IRAs investing directly through American Beacon.

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Investors in the Fund may include:

•	agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);
•	endowment funds and charitable foundations;
•	employee welfare plans that are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (“Code”);
•	qualified pension and profit sharing plans;
•	cash and deferred arrangements under Section 401(k) of the Code;
•	corporations; and
•	other investors who make an initial investment of at least the minimum investment amounts.

Subject to your eligibility, you may invest in the Fund directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators and retirement plans.

If you invest directly with the Fund, the fees and policies with respect to the Fund’s shares that are outlined in this prospectus are set by the Fund.

If you invest through a financial intermediary, most of the information you will need for managing your investment will come from your financial intermediary. This includes information on how to buy, sell and exchange shares of the Fund. If you establish an account through a financial intermediary, the investment minimums described in this section may not apply. Investors investing in the Fund through a financial intermediary should consult with their financial intermediary to ensure they obtain any proper “breakpoint” discount and regarding the differences between available share classes. Your broker-dealer or financial intermediary also may charge fees that are in addition to those described in this prospectus. Please contact your intermediary for information regarding investment minimums, how to purchase and redeem shares and applicable fees.

Minimum Initial Investment by Share Class

Share Class	Minimum Initial Investment
C	$1,000
A; Investor	$2,500
Y	$100,000
Institutional	$250,000

The Manager may allow a reasonable period of time after opening an account for an Institutional Class or Y Class investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

Because in most cases it is more advantageous to purchase A Class shares than C Class shares for amounts of $1 million or more, the Fund will decline a request to purchase C Class shares for $1 million or more.

Opening an Account

You may open an account through your broker-dealer or other financial intermediary. Please contact your financial intermediary for more information on how to open an account. Shares you purchase through your broker dealer will normally be held in your account with that firm.

You may also open an account directly through us. A completed, signed application is required. You may download an account application from the Fund’s web site at www.americanbeaconfunds.com. You also may obtain an application form by calling 1-800-658-5811 or institutional shareholders should call 1-800-967-9009.

Complete the application, sign it and send it

Regular Mail to:

American Beacon Funds

P.O. Box 219643

Kansas City, MO 64121-9643

(or institutional shareholders may fax to)

(816) 374-7408

For Overnight Delivery:

American Beacon Funds

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

(800) 658-5811

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To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account with the Fund or your financial institution, you will be asked for information that will allow the Fund or your financial institution to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, taxpayer identification numbers and Social Security numbers of persons authorized to provide instructions on the account or other documentation. The Fund and your financial institution are required by law to reject your new account application if the required identifying information is not provided.

Purchase Policies

Shares of the Fund are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the NYSE (whichever comes first) on each day on which the NYSE is open for business. If a purchase order is received by the Fund in good order prior to the Fund’s deadline, the purchase price will be the NAV per share next determined on that day, plus any applicable sales charges. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business plus any applicable sales charge.

The Fund has authorized certain third party financial intermediaries, such as broker-dealers, insurance companies, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Fund and to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund’s next determined NAV after receipt by the financial intermediary or its designee. You should contact your broker-dealer or other financial intermediary to find out by what time your purchase order must be received so that it can be processed the same day. It is the responsibility of your broker-dealer or financial intermediary to transmit orders that will be received by the Funds in proper form and in a timely manner.

Fund shares may be purchased only in U.S. States and Territories in which they can be legally sold. The Fund reserves the right to refuse purchases if, in the judgment of the Fund, the transaction would adversely affect the Fund and its shareholders. The Fund has the right to reject any purchase order or cease offering any or all classes of shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept “starter” checks, credit card checks, money orders, cashier’s checks, or third party checks.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Redemption Policies

If you purchased shares of the Fund through your financial intermediary, please contact your broker-dealer or other financial intermediary to sell shares of the Fund.

If you purchased your shares directly from the Fund, your shares may be redeemed by telephone by calling 1-800-658-5811to speak to a representative, via the Funds’ website, www.americanbeaconfunds.com, or by mail on any day that the Fund is open for business.

The redemption price will be the NAV next determined after a redemption request is received in good order, minus any applicable CDSC and/or redemption fees. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the NYSE (whichever comes first). You should contact your broker-dealer or other financial intermediary to find out by what time your order must be received so that it can be processed the same day.

You may, within 90 days of redemption, reinvest all or part of the proceeds of your redemption of shares of the Fund, without incurring any applicable additional sales charge, in the same class of another American Beacon Fund, by sending a written request and a check to your financial intermediary or directly to the Fund. Reinvestment must be into the same account from which you redeemed the shares or received the distribution. Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Reinvestment will be at the NAV next calculated after the Fund receives your request. You must notify the Fund and your financial intermediary at the time of investment if you decide to exercise this privilege.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the Fund that you have owned for less than 90 days. The redemption fee is paid to the Fund and is intended to discourage frequent trading and market timing. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee. The redemption fee does not apply to:

•	shares acquired through the reinvestment of dividends and distributions;
•	shares acquired through payroll contributions to a retirement or employee benefit plan;
•	shares redeemed through systematic redemption plans;
•	shares redeemed to return excess IRA contributions;
•	certain redemption transactions made within a retirement or employee benefit plan, such as minimum required distributions, loans and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant;
•	redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans;

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•	redemption and exchange transactions made within a “Qualified Wrap Program” as defined in the section titled “Frequent Trading and Market Timing “or
•	shares acquired to commence operations of the Fund.

Wire proceeds from redemption requests received in good order by 4:00 p.m. Eastern Time or by the close of the NYSE (whichever comes first) generally are transmitted to shareholders on the next day the Fund is open for business. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to ten days.

The Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days (i) when the NYSE is closed (other than for customary weekend and holiday closings); (ii) when trading on the NYSE is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund’s shareholders.

Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets held by the Fund. To the extent that the Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Fund’s policies regarding frequent purchases, redemptions, and exchanges.

Exchange Policies

If you purchased shares of the Fund through your financial intermediary, please contact your financial intermediary to determine if you may take advantage of the exchange policies described in this section and for its policies to effect an exchange.  If you purchased shares of the Fund directly, your shares may be exchanged by calling 1-800-658-5811 to speak to a representative, through our website, www.americanbeaconfunds.com or use the Automated Voice Response System for Investor Class shares.

Shares of any class of the Fund may be exchanged for shares of the same class of another American Beacon fund under certain limited circumstances. Shares of any class of the Fund may be exchanged for shares of another class of the same fund under certain limited circumstances. Shares exchanged between funds that impose a CDSC will be charged a CDSC if redeemed within 12 or 18 months, as applicable, of the purchase of the initial shares. Since an exchange involves a concurrent purchase and redemption, please review the sections titled “Purchase Policies” and “Redemption Policies” for additional limitations that apply to purchases and redemptions. There is no front-end sales charge on exchanges between A Class shares of the Fund for A Class shares of another fund. Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange to shares of another fund having a CDSC.

Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of remaining shares.

If shares were purchased by check, a shareholder must have owned shares of the redeeming fund for at least ten days prior to exchanging out of one fund and into another.

The eligibility and minimum investment requirement must be met for the class into which the shareholder is exchanging. Fund shares may be acquired through exchange only in U.S. States and Territories in which they can be legally sold. The Fund reserves the right to charge a fee and to modify or terminate the exchange privilege at any time. The Fund reserves the right to refuse exchange purchases if, in the judgment of the Fund, the transaction would adversely affect the Fund and its shareholders.

For federal income tax purposes, the conversion of shares of one share class for shares of a different share class of the same fund should not result in a capital gain or loss. However, an exchange of shares of one fund for shares of a different fund is considered a sale and a purchase, respectively, and may result in a gain or loss for tax purposes. There can be no assurance of any particular tax treatment, however, and you are urged and advised to consult with your own tax advisor before entering into a fund or share class exchange. Please refer to the section titled “Frequent Trading and Market Timing” for information on the Fund’s policies regarding frequent purchases, redemptions, and exchanges.

Payments to Financial Intermediaries

The Fund and its affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, sub-transfer agency type, recordkeeping and shareholder communication services. For example, compensation may be paid to make Fund shares available to customers of the fund supermarket platform or similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may differ. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund. To the extent that the Fund pays any such compensation, it is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund or its transfer agent. To the extent the Fund affiliate pays such compensation, it may include amounts from that affiliate’s own resources and constitute what is sometimes referred to as “revenue sharing.”

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Compensation received by a financial intermediary from the Manager or another fund affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating (itself and) its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliate(s), and the prospect of receiving it may provide the financial intermediary with an incentive to recommend the shares of the Fund, or a certain class of shares of the Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds. You should ask your financial intermediary for details about any such payments it receives from the Manager or the Distributor, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this prospectus.

How to Purchase Shares

Through your Broker-Dealer or Other Financial Intermediary

Contact your broker-dealer or other financial intermediary to purchase shares of the Fund. Your broker-dealer or financial intermediary can help you open a new account, review your financial needs and formulate long-term investment goals and objectives. Your broker dealer or financial intermediary will transmit your request to the funds and may charge you a fee for this service. The Fund will not accept a purchase order of $1,000,000 or more for C Class shares if the purchase is known to be on behalf of a single investor (not including dealer “street name” or omnibus accounts). Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for determining the suitability of a particular share class for an investor.

By Check

•	The minimum initial and subsequent investment requirements for investments by check are:

Share Class	Minimum Initial Investment Amount	Minimum Subsequent Investment Amount
C	$1,000	$50
A	$2,500	$50
Investor	$2,500	$50
Institutional	$250,000	$50
Y	$100,000	$50

•	Make the check payable to American Beacon Funds.
•	Include the shareholder’s account number, fund name and fund number on the check.
•	Mail the check to:

American Beacon Funds

P.O. Box 219643

Kansas City, MO 64121-9643

For Overnight Delivery:

American Beacon Funds

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

By Wire

•	The minimum initial and subsequent investment requirements for investments by wire are:

Share Class	Minimum Initial Investment Amount	Minimum Subsequent Investment Amount
C	$1,000	$500
A	$2,500	$500
Investor	$2,500	$500
Y	$100,000	None
Institutional	$250,000	None

•	If your account has been established, call 1-800-658-5811 to purchase shares by wire.
•	Send a bank wire to State Street Bank and Trust Co. with these instructions:
•	ABA# 0110-0002-8; AC-9905-342-3,
•	Attn: American Beacon Funds
•	the Fund name and Fund number, and

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•	shareholder account number and registration.

By Exchange

•	The minimum requirements to establish an account by making an exchange and to make subsequent exchanges are as follows:

Share Class	Minimum Amount to Establish a New Account	Minimum Subsequent Exchange Amount
C	$1,000	$50
A	$2,500	$50
Investor	$2,500	$50
Y	$100,000	$50
Institutional	$250,000	$50

•	To exchange shares, send a written request to the address above, or call 1-800-658-5811 and speak to a representative. You may use the Automated Voice Response System for exchanges in the Investor Class only.
•	You also may exchange shares by visiting www.americanbeaconfunds.com.
•	If you purchased shares through a financial intermediary, please contact your broker dealer or other financial intermediary to exchange your shares.

Via www.americanbeaconfunds.com

•	You may purchase shares of Investor Class via www.americanbeaconfunds.com.
•	Funds will be transferred automatically from your bank account via Automated Clearing House (“ACH”) if valid bank instructions were included on your application.
•	If not, please call 1-800-658-5811 for assistance with establishing bank instructions.
•	A $50 minimum applies.

By Pre-Authorized Automatic Investment (A Class, C Class and Investor Class shares only)

•	The minimum account size of $1,000 for C Class shares and $2,500 for A Class and Investor Class shares must be met before establishing an automatic investment plan.
•	Fill in required information on the account application, including amount of automatic investment ($50 minimum). Attach a voided check to the account application.
•	You may also establish an automatic investment plan through www.americanbeaconfunds.com.
•	Funds will be transferred automatically from your bank account via ACH on or about the 5th day of each month or quarter, depending upon which periods you specify.
•	If you establish your automatic investment plan through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

How to Redeem Shares

Through your Broker-Dealer or other Financial Intermediary

Contact your broker-dealer or other financial intermediary to sell shares of the Fund. Your broker-dealer or other financial intermediary is responsible for transmitting your sale request to the transfer agent in proper form and in a timely manner. Your financial intermediary may charge you a fee for selling your shares.

By Telephone

•	Call 1-800-658-5811 to request a redemption.
•	Minimum redemption amounts and applicable class limitations, and policies as to the disposition of the proceeds of telephone redemptions are as follows:

Share Class	Minimum Redemption	Limitations	Disposition of Redemption Proceeds
A, C and Investor	$500 by wire or	$50,000 per account	Mailed to account address of record; or

	$50 by check or ACH		Transmitted to commercial bank designated on the account application form.

Y and Institutional	None	None	Transmitted to commercial bank designated on the account application form.

By Mail

•	Write a letter of instruction including:

▶	the fund name and fund number,
▶	shareholder account number,
▶	shares or dollar amount to be redeemed, and
▶	authorized signature(s) of all persons required to sign for the account.

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Mail to:

American Beacon Funds

P.O. Box 219643

Kansas City, MO 64121-9643

For Overnight Delivery:

American Beacon Funds

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

•	Proceeds will be mailed to the account address of record or transmitted to the commercial bank designated on the account application form.
•	Minimum redemption amounts are as follows:

Share Class	Minimum Redemption
A, C and Investor	$500 by wire, $50 by check or ACH
All other Classes	None

Supporting documents may be required for redemptions by estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call 1-800-658-5811 for instructions.

To protect the Fund and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:

•	with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
•	for an account whose address has changed within the last 30 days if proceeds are sent by check.
•	The Fund only accept STAMP 2000 Medallion signature guarantees, which may be obtained at participating banks, broker-dealers and credit unions. A notary public cannot provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

By Exchange

•	Send a written request to the address above.
•	Call 1-800-658-5811 and use the Automated Voice Response System (for Investor Class only) or speak to a representative to exchange shares.
•	Visit www.americanbeaconfunds.com and select “Account Login”
•	The minimum requirement to redeem shares by making an exchange is $50.
•	If you purchased shares through a financial intermediary, please contact your broker dealer or other financial intermediary to exchange your shares.

Via www.americanbeaconfunds.com

•	If you have established bank instructions for your account, you may request a redemption via ACH or wire for Investor Class shares by accessing www.americanbeaconfunds.com.
•	If bank instructions were not included on the account application form, please call 1-800-658-5811 to establish bank instructions.
•	Minimum wire, ACH and check redemption amounts and policies as to the disposition of the proceeds of redemptions via www.americanbeaconfunds.com are as follows:

Share Class	Minimum Wire Amount	Minimum ACH or Check Amount	Disposition of Redemption Proceeds
Investor	$500	$50	Check mailed to account address of record; Wire transmitted to commercial bank designated on the account application form; or Funds transferred via ACH to bank account designated on application form.

By Pre-Authorized Automatic Redemption (A, C and Investor Class shares only)

•	Fill in required information on the account application or establish via www.americanbeaconfunds.com ($50 minimum).

Proceeds will be transferred automatically from your Fund account to your bank account via ACH.

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General Policies

If a shareholder’s account balance falls below the following minimum levels, the shareholder may be asked to increase the balance.

Share Class	Account Balance
A	$2,500
C	$1,000
Investor	$2,500
Y	$25,000
Institutional	$75,000

If the account balance remains below the applicable minimum account balance after 45 days, the Fund reserves the right to close the account and send the proceeds to the shareholder. IRA accounts will be charged an annual maintenance fee of $15.00 by the Custodian for maintaining either a traditional IRA or a Roth IRA. The Fund reserves the authority to modify minimum account balances in its discretion.

A Signature Validation Program (“SVP”) stamp may be required in order to change an account’s registration or banking instructions. You may obtain a SVP stamp at participating banks, broker-dealers and credit unions, but not from a notary public. The SVP stamp is analogous to the STAMP 2000 Medallion guarantee in that it is provided at similar institutions. However, it is used only for non-financial transactions.

The following policies apply to instructions you may provide to the Fund by telephone:

•	The Fund, its officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
•	The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
•	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Fund reserves the right to:

•	liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the Fund or a financial institution are unable to verify the shareholder’s identity within three business days of account opening,
•	seek reimbursement from the shareholder for any related loss incurred by the Fund if payment for the purchase of Fund shares by check does not clear the shareholder’s bank, and
•	reject a purchase order and seek reimbursement from the shareholder for any related loss incurred by the Fund if funds are not received by the applicable wire deadline.

A shareholder will not be required to pay a CDSC when the registration for A Class or C Class shares is transferred to the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When A Class or C Class shares are transferred, any applicable CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

Escheatment

Please be advised that certain state escheatment laws may require the Fund to turn over your mutual fund account to the state listed in your account registration as abandoned property unless you contact the Fund. Many states have added “inactivity” or the absence of customer initiated contact as a component of their rules and guidelines for the escheatment of unclaimed property. These states consider property to be abandoned when there is no shareholder initiated activity on an account for at least three (3) to five (5) years.

Depending on the laws in your jurisdiction, customer initiated contact might be achieved by one of the following methods:

•	Sending a letter to American Beacon Funds via the United States Post Office,
•	Speaking to a Customer Service Representative on the phone after you go through a security verification process. For residents of certain states, contact cannot be made by phone but must be in writing or through the funds secure web application.
•	Accessing your account through the funds secure web application,

•	Cashing checks that are received and are made payable to the owner of the account.

The Fund, the Manager, and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with escheatment laws. To learn more about the escheatment rules for your particular state, please contact your attorney or State Treasurer’s and/or Controller’s Offices.

Contact information:

American Beacon Funds

P.O. Box 219643

Kansas City, MO 64121-9643

1-800-658-5811 (phone)

www.americanbeaconfunds.com (web)

If you do not hold your shares directly with the Fund, you should contact your broker-dealer, retirement plan, or other third party, intermediary regarding applicable state escheatment laws.

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Frequent Trading and Market Timing

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio managers’ ability to execute efficient investment strategies. Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund’s NAV is known as market timing.

The Fund’s Board of Trustees has adopted policies and procedures intended to discourage frequent trading and market timing. These policies include a 2% redemption fee imposed on shares of the Fund that are sold within 90 days of purchase. The redemption fee is described further in the “Redemption Policies” section. Shareholders may transact one “round trip” in the Fund in any rolling 90-day period. A “round trip” is defined as two transactions, each in an opposite direction. A round trip may involve (i) a purchase or exchange into the Fund followed by a redemption or exchange out of the Fund or (ii) a redemption or exchange out of the Fund followed by a purchase or exchange into the Fund. If the Manager detects that a shareholder has exceeded one round trip in the Fund in any rolling 90-day period, the Manager, without prior notice to the shareholder, will prohibit the shareholder from making further purchases of the Fund. In general, the Fund reserves the right to reject any purchase order, terminate the exchange privilege, or liquidate the account of any shareholder that the Manager determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates any policy stated in this prospectus. Additionally, the Manager may, in its discretion, reject any purchase or exchange into the Fund from any individual investor, institutional investor, or group whose trading activity could disrupt the management of the Fund or dilute the value of the Fund’s shares, including collective trading (e.g. following the advice of an investment newsletter). Such investors may be barred from future purchases of American Beacon Funds.

The round-trip limit does not apply to the following transaction types:

•	shares acquired through the reinvestment of dividends and other distributions;
•	systematic purchases and redemptions;
•	shares redeemed to return excess IRA contributions; or
•	certain transactions made within a retirement or employee benefit plan, such as payroll contributions, minimum required distributions, loans, and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant.

Financial intermediaries that offer Fund shares, such as broker-dealers, third party administrators of retirement plans, and trust companies, will be asked to enforce the Fund’s policies to discourage frequent trading and market timing by investors. However, certain intermediaries that offer Fund shares have informed the Fund that they are currently unable to enforce the Fund’s policies on an automated basis. In those instances, the Manager will monitor trading activity of the intermediary in an attempt to detect patterns of activity that indicate frequent trading or market timing by underlying investors. In some cases, intermediaries that offer Fund shares have their own policies to deter frequent trading and market timing that differ from the Fund’s policies. The Fund may defer to an intermediary’s policies. For more information, please contact the financial intermediary through which you invest in the Fund.

The Manager monitors trading activity in the Fund to attempt to identify shareholders engaged in frequent trading or market timing. The Manager may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time. The ability of the Manager to detect frequent trading and market timing activity by investors who own shares through an intermediary is dependent upon the intermediary’s provision of information necessary to identify transactions by the underlying investors. The Fund has entered into agreements with the intermediaries that service the Fund’s investors, pursuant to which the intermediaries agree to provide information on investor transactions to the Fund and to act on the Fund’s instructions to restrict transactions by investors who the Manager has identified as having violated the Fund’s policies and procedures to deter frequent trading and market timing.

Wrap programs offered by certain intermediaries may be designated “Qualified Wrap Programs” by the Fund based on specific criteria established by the Fund and a certification by the intermediary that the criteria have been met. A Qualified Wrap Program is: (i) a wrap program whose sponsoring intermediary certifies that it has investment discretion over $50 million or more in client assets invested in mutual funds at the time of the certification, (ii) a wrap program whose sponsoring intermediary certifies that it directs transactions in accounts participating in the wrap program(s) in concert with changes in a model portfolio; (iii) managed by an intermediary that agrees to provide the Manager a description of the wrap program(s) that the intermediary seeks to qualify; and (iv) managed by an intermediary that agrees to provide the Manager sufficient information to identify individual accounts in the intermediary’s wrap program(s). For purposes of applying the round-trip limit, transactions initiated by clients invested in a Qualified Wrap Program will not be matched to transactions initiated by the intermediary sponsoring the Qualified Wrap Program. For example, a client’s purchase of the Fund followed within 90 days by the intermediary’s redemption of the same Fund would not be considered a round trip. However, transactions initiated by a Qualified Wrap Program client are subject to the round-trip limit and will be matched to determine if the client has exceeded the round-trip limit. In addition, the Manager will monitor transactions initiated by Qualified Wrap Program intermediaries to determine whether any intermediary has engaged in frequent trading or market timing. If the Manager determines that an intermediary has engaged in activity that is harmful to the Fund, the Manager will revoke the intermediary’s Qualified Wrap Program status. Upon termination of status as a Qualified Wrap Program, all account transactions will be matched for purposes of testing compliance with the Fund’s frequent trading and market timing policies, including any applicable redemption fees.

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The Fund reserves the right to modify the frequent trading and market timing policies and procedures and grant or eliminate waivers to such policies and procedures at any time without advance notice to shareholders. There can be no assurance that the Fund’s policies and procedures to deter frequent trading and market timing will have the intended effect nor that the Manager will be able to detect frequent trading and market timing.

Distributions and Taxes

The Fund distributes most or all of its net earnings in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions. The Fund does not have a fixed dividend rate and does not guarantee it will pay any distributions in any particular period (sometimes referred to below collectively as “distributions”). Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on different classes of shares may be different as a result of the services and/or distribution fees applicable to certain classes of shares. Any distributions are paid annually.

Options for Receiving Dividends and Other Distributions

When you open your Fund account, you can specify on your application how you want to receive distributions. To change that option, you must notify the Transfer Agent. Unless your account application instructs otherwise, distributions payable to you will be reinvested in additional Fund shares of the same class. There are four payment options available:

•	Reinvest All Distributions. You can elect to reinvest all dividends and capital gain distributions in additional shares of the same class of the Fund.
•	Reinvest Only Dividends or Capital Gain Distributions. You can elect to reinvest some types of distributions in Fund shares while receiving the other types of distributions by check or having them sent to your bank account by ACH. Different tax treatment applies to distributions of dividends and net capital gain (as defined in the table below).
•	Receive All Distributions in Cash. You can elect to receive all dividends and capital gain distributions by check or have them sent to your bank by ACH.
•	Reinvest Your Distributions in another American Beacon Fund . You can reinvest all of your dividends and capital gain distributions in shares of the same class of another American Beacon Fund that is available for exchanges. You must have an existing account in the same share class of the selected fund.

Shareholders investing in the Fund through a financial intermediary should discuss their options for receiving dividends and other distributions with their financial advisor.

Taxes

Any distributions are taxable to shareholders other than tax-qualified retirement accounts and other tax-exempt investors. However, the portion of the Fund’s dividends derived from its investments in direct U.S. Government obligations, if any, is generally exempt from state and local income taxes. The following table outlines the typical tax liabilities for transactions in taxable accounts:

Type of Transaction	Tax Status
Dividends from net investment income*	Ordinary income**
Distributions of excess of net short-term capital gain over net long-term capital loss*	Ordinary income
Distributions of net gains from certain foreign currency transactions*	Ordinary income
Distributions of excess of net long-term capital gain over net short-term capital loss* (“net capital gain”)	Long-term capital gains
Redemptions or exchanges of shares owned for more than one year	Long-term capital gains or losses
Redemptions or exchanges of shares owned for one year or less	Net gains are taxed at the same rate as ordinary income; net losses are subject to special rules

*	Whether reinvested or taken in cash.
**	Except for dividends that are attributable to “qualified dividend income” (as described below).

To the extent distributions are attributable to net capital gain that the Fund recognizes on sales or exchanges of capital assets, they are subject to a 15% maximum federal income tax rate for individual and certain other non-corporate shareholders (“individuals”) (20% for individuals with taxable income exceeding $400,000 or $450,000 if married filing jointly).

A portion of the income dividends the Fund pays to individuals may be “qualified dividend income” (“QDI”) and thus eligible for the preferential rates that apply to net capital gain. QDI is the aggregate of dividends the Fund receives from most domestic corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions with respect to the shares on which the dividends are paid. If the Fund’s QDI is at least 95% of its gross income (as specially computed), the entire dividend will qualify for the preferential rates. To be eligible for those rates, a shareholder must meet similar restrictions with respect to his or her Fund shares.

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A portion of the dividends the Fund pays may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period and other restrictions, but the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations only. However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax.

A shareholder may realize a taxable gain or loss when redeeming or exchanging shares. That gain or loss generally is treated as a short-term or long-term capital gain or loss, depending on how long the redeemed or exchanged shares were held. Any capital gain an individual shareholder recognizes on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the maximum federal income tax rate mentioned above.

An individual must pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including distributions the Fund pays), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this tax may have on their investment in Fund shares.

The foregoing is only a summary of some of the important federal income tax considerations that may affect Fund shareholders, who should consult their tax advisers regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Fund. Each year, the Fund’s shareholders will receive tax information to assist them in preparing their income tax returns.

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Additional Information

Distribution and Service Plans

The A Class and C Class shares of the Fund have each adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act, which allows the A Class and C Class shares to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. Each Plan also authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreement, and any fees received by the sub-advisor pursuant to its Investment Advisory Agreement, to be used for the sale and distribution of Fund shares. The Plans provide that the A Class shares of the Fund will pay up to 0.25% per annum of the average daily net assets of the A Class, and the C Class shares of the Fund will pay up to 1.00% per annum of the average daily net assets of the C Class, to the Manager (or another entity approved by the Board).

The Fund has also adopted a shareholder services plan for its A Class, C Class, Y Class and Investor Class shares for certain non-distribution shareholder services provided by financial intermediaries. The shareholder services plan authorizes annual payment of up to 0.25% of the average daily net assets attributable to the A Class shares, up to 0.25% of the average daily net assets attributable to the C Class shares, up to 0.375% of the average daily net assets attributable to the Investor Class shares, and up to 0.10% of the average daily net assets attributable to the Y Class shares of the Fund. Because these fees are paid out of the Fund’s A Class, C Class, Y Class, and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may result in costs higher than other types of sales charges.

Portfolio Holdings

A complete list of the Fund’s holdings is made available on the Fund’s website on a quarterly basis. The holdings information is generally posted to the website approximately sixty days after the end of the calendar quarter and remains available for six months thereafter. A list of the Fund’s ten largest holdings is made available on the Fund’s website on a quarterly basis. The ten largest holdings of the Fund is generally posted to the website approximately fifteen days after the end of each calendar quarter and remain available until the next quarter. To access the holdings information, go to www.americanbeaconfunds.com. The Fund’s ten largest holdings may also be accessed by selecting a particular Fund’s fact sheet. A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s SAI, which you may access on the Fund’s website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Delivery of Documents

If you are interested in electronic delivery of the Fund’s summary prospectus or shareholder reports, please go to www.americanbeaconfunds.com and click on “Quick Links” and then “Register for E-Delivery.”

To reduce expenses, your financial institution may mail only one copy of the summary prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the period of the Fund’s operation. Financial highlights are not provided because the Fund has not commented operations prior to the date of this Prospectus.

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Additional Information

Additional information about the Fund is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or you may access them on the Fund’s website at www.americanbeaconfunds.com.

To obtain more information about the Fund or to request a copy of the documents listed above:

Annual Report/Semi-Annual Report	Statement of Additional Information
The Fund’s Annual and Semi-Annual Reports will list the Fund’s actual investments as of the report’s date. They will include a discussion by the Manager of market conditions and investment strategies that significantly affected the Fund’s performance. The report of the Fund’s Independent Registered Public Accounting Firm will be included in the Annual Report.

The SAI contains more details about the Fund and its investment policies. The SAI is incorporated in this prospectus by reference (it is legally part of this prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

By Telephone:	By Mail:	By E-mail:	On the Internet:
Call 1-800-658-5811	American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643	americanbeaconfunds@ ambeacon.com	Visit our website at www.americanbeaconfunds.com Visit the SEC website at www.sec.gov

The SAI and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-1520. The SAI and other information about the Fund may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AND DIVIDEND PAYING AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine www.foreside.com

American Beacon is a registered service mark of American Beacon Advisors, Inc. The American Beacon Funds and American Beacon Acadian Emerging Markets Managed Volatility Fund are service marks of American Beacon Advisors, Inc.

SEC File Number 811-4984

Additional Information	Prospectus

STATEMENT OF ADDITIONAL INFORMATION

AMERICAN BEACON FUNDSSM

September 24, 2013

American Beacon Acadian Emerging Markets Managed Volatility Fund

A CLASS [ACDAX]

C CLASS [ACDCX]

Y CLASS [ACDYX]

INSTITUTIONAL CLASS [ACDIX]

INVESTOR CLASS [ACDPX]

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus dated September 24, 2013 (the “Prospectus”) for the American Beacon Acadian Emerging Markets Managed Volatility Fund (the “Fund”), a series of the American Beacon Funds, a Massachusetts business trust. Copies of the Prospectus may be obtained without charge by calling (800) 658-5811. You also may obtain copies of the Prospectus without charge by visiting the Fund’s website at www.americanbeaconfunds.com. This SAI is incorporated herein by reference to the Fund’s Prospectus. In other words, it is legally a part of the Prospectus. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

The Fund has not commenced operations as of the date hereof. Accordingly, financial statements for the Fund are not available. Copies of the Fund’s Annual Report may be obtained when available, without charge, upon request by calling (800) 658-5811.

TABLE OF CONTENTS

Organization and History of the Fund	1
Additional Information About Investment Strategies and Risks	1
Non-Principal Investment Strategies and Risks	13
Investment Restrictions	14
Temporary Defensive and Interim Investments	15
Portfolio Turnover	15
Disclosure of Portfolio Holdings	15
Lending of Portfolio Securities	17
Trustees and Officers of the Trust	18
Code of Ethics	24
Proxy Voting Policies	24
Control Persons and 5% Shareholders	24
Investment Sub-Advisory Agreement	25
Management, Administrative and Distribution Services	25
Other Service Providers	26
Portfolio Managers	27
Portfolio Securities Transactions	28
Additional Purchase and Sale Information for A Class Shares	29
Additional Information Regarding Contingent Deferred Sales Charges	31
Redemptions in Kind	32
Tax Information	32
Description of the Trust	36
Financial Statements	36
Appendix A: Proxy Voting Policy and Procedures for the Trust	A-1
Appendix B: Proxy Voting Policies — Investment Sub-Advisor	B-1
Appendix C: Ratings Definitions	C-1

ORGANIZATION AND HISTORY OF THE FUND

The Fund is a separate investment portfolio of the American Beacon Funds (the “Trust”), an open-end management investment company organized as a Massachusetts business trust on January 16, 1987. The Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. The Fund is diversified. The Fund is comprised of multiple classes of shares designed to meet the needs of different groups of investors. This SAI relates to the A Class, C Class, Y Class, Institutional Class, and Investor Class shares of the Trust.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies and risks of the Fund are described in the Prospectus. This section contains additional information about the Fund’s investment policies and risks and types of securities the Fund may purchase. The composition of the Fund’s portfolio and the strategies that the Fund may use in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment strategies described below in pursuing its investment objectives. It may use some of the investment strategies only at some times or it may not use them at all.

Borrowing Risks — The Fund may borrow money in an amount up to one-third of its total assets (including the amount borrowed) from banks and other financial institutions. The Fund may borrow for temporary purposes. Borrowing may exaggerate changes in the Fund’s NAV and in its total return. Interest expense and other fees associated with borrowing may reduce the Fund’s return.

Cash Equivalents — Cash equivalents include certificates of deposit, time deposits, bankers’ acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers’ acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Certificates of deposit (“CDs”) are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. U.S. dollar denominated CDs issued by banks abroad are known as Eurodollar CDs. CDs issued by foreign branches of U.S. banks are known as Yankee CDs.

Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Common Stock — Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Convertible Securities — Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

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Cover and Asset Segregation — The Fund may make investments or employ trading practices that obligate the Fund, on a fixed or contingent basis, to deliver an asset or make a cash payment to another party in the future. The Fund will comply with guidance from the U.S. Securities and Exchange Commission (the “SEC”) and other applicable regulatory bodies with respect to coverage of certain investments and trading practices. This guidance requires segregation (which may include earmarking) by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security or financial instrument or by offsetting portfolio positions.

For example, if the Fund enters into a currency forward contract to sell foreign currency on a future date, the Fund may cover its obligation to deliver the foreign currency by segregating cash or liquid securities having a value at least equal to the value of the deliverable currency. Alternatively, the Fund could cover its obligation by entering into an offsetting transaction to acquire, on or before the date such foreign currency must be delivered, an amount of foreign currency at least equal to the deliverable amount at a price at or below the sale price to be received by the Fund under the currency forward contract.

The Fund’s approach to asset coverage may vary among different types of investments. With respect to certain investments, the Fund calculates the obligations of the parties to the agreement on a “net basis” (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Under such circumstances, the Fund’s current obligations will generally be equal only to the net amount to be paid by the Fund based on the relative values of the positions held by each party to the agreement (the “net amount”).

Inasmuch as the Fund covers its obligations under these transactions as described above, American Beacon Advisors, Inc. (the “Manager”) and the Fund believe such obligations do not constitute senior securities. Earmarking or otherwise segregating a large percentage of the Fund’s assets could impede the sub-advisor’s ability to manage the Fund’s portfolio.

Currencies — The Fund may have significant exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. or emerging market currencies, non-U.S. currency futures contracts, options on non-U.S. currencies and non-U.S. currency futures, swaps for cross-currency investments, direct investments in non- U.S. currencies and in securities denominated in non-U.S. currencies.

Foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Depositary Receipts — American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) — ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. EDRs are in bearer form and traded in European securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security. Please see “Foreign Securities” below for a description of the risks associated with investments in foreign securities.

Derivatives — Generally a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset, currency, or market index. Some “derivatives” such as mortgage-backed securities (“MBS”) and other asset-backed securities (“ABS”) are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

The Fund may invest in one or more types of derivatives, including, among others, options, futures, foreign currency and other forwards, warrants, structured products, interest rate caps, floors, collars, and reverse collars. The enactment of the Dodd-Frank Act resulted in historic and comprehensive statutory reform of the regulation of derivatives, including the manner in which they are entered into, reported, recorded, executed, and settled (or “cleared”). The Dodd-Frank Act requires the SEC and the U.S. Commodity Futures Trading Commission (“CFTC”) to establish new regulations with respect to derivatives defined as security-based swaps (e.g., derivatives based on an equity) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. In addition, it subjected all swaps and security-based swaps to CFTC and SEC jurisdiction, respectively.

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Historically, advisers of registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, non-deliverable forwards and swaps), including the Fund, have been excluded from regulation as commodity pool operators (“CPOs”) pursuant to CFTC Regulation 4.5. In 2012, the CFTC amended Regulation 4.5 to dramatically narrow this exclusion.

Under the amended Regulation 4.5 exclusion, the Fund’s commodity interests — other than those used for bona fide hedging purposes (as defined by the CFTC) — must be limited such that the aggregate initial margin and premiums required to establish the positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) does not exceed 5% of the Fund’s NAV, or alternatively, the aggregate net notional value of the positions, determined at the time the most recent position was established, does not exceed 100% of the Fund’s NAV. Further, to qualify for the exclusion in amended Regulation 4.5, the Fund must satisfy a marketing test, which requires, among other things, that the Fund not hold itself out as a vehicle for trading commodity interests.

Amended Regulation 4.5 was effective on April 24, 2012, but the compliance date for advisers to existing funds, such as the Fund, was January 1, 2013. However, the Manager is not registered as a commodity pool operator (“CPO”) with respect to the Fund in this SAI in reliance on the delayed compliance date provided by No-Action Letter 12-38 of the Division of Swap Dealer and Intermediary Oversight (“Division”) of the Commodity Futures Trading Commission (“CFTC”). Pursuant to this letter and the conditions set forth herein, the Manager is not required to register as a CPO, or rely on an exemption from registration, until six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds in the context of the CPO exemption in CFTC Regulation 4.5 (the “Deadline”). Such guidance is expected to clarify how to calculate compliance with the thresholds given the Fund’s investments in investment vehicles, such as securitization vehicles, which may cause the Fund to be deemed to be indirectly trading commodity interests. Prior to the Deadline, the Manager will determine whether it must register as a CPO or whether it may rely on an exemption or exclusion with respect to the Fund. If the Manager determines that it can rely on the exclusion in Regulation 4.5 with respect to the Fund, the Manager will file a Regulation 4.5 exclusion notice annually and comply with the limits in Regulation 4.5 with respect to the trading of any other commodity interests in the Fund’s portfolio.

Derivatives may involve significant risk. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk.

Emerging Market Investments — The Fund may invest in the securities and derivatives of issuers domiciled in various countries with emerging capital markets. Investments in the securities and derivatives of issuers domiciled in countries with emerging capital markets involve significantly higher risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.

Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Fund could lose the entire value of its investments in the affected markets.

The economies of emerging market countries may be based predominately on only a few industries or may be dependent on revenues from participating commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

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Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

The Fund may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging markets indices.

Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Fixed Income Investments — The Fund may hold debt, including corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities — The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities — The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

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The Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers’ acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

The Fund may also invest in foreign “market access” investments, such as participatory notes, low-exercise price options or warrants, equity-linked notes, or equity swaps. These investments may provide economic exposure to an issuer without directly holding its common stock. For example, market access investments may be used where regulatory or stock exchange restrictions make it difficult or undesirable for the Fund to invest directly in an issuer’s common stock. Use of market access investments may involve risks associated with derivative investments (see “Derivatives”). Market access investments can be either exchange-traded or over-the-counter. Certain market access investments can be subject to the credit risk of both the underlying issuer and a counterparty. Holders of certain market access investments might not have voting rights or dividend rights associated with shares of common stock. Holders of market access investments might not have any right to make a claim against an issuer or counterparty in the event of their bankruptcy or other restructuring. It may be more difficult or time consuming to dispose of certain market access investments than exchange-traded common stock.

Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the sub-advisor endeavors to achieve the most favorable net results on portfolio transactions.

Foreign securities may trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Forward Contracts and Forward Foreign Currency Exchange Contracts — The Fund may enter into forward contracts and forward foreign currency exchange contracts (“forward currency contracts”). Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Because these contracts are physically settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers.

Forward currency contracts may serve as long hedges — for example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges — for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.

The Fund may enter into forward currency contracts to sell a foreign currency for a fixed U.S. dollar amount approximating the value of some or all of their respective portfolio securities denominated in such foreign currency. In addition, the Fund may use forward currency contracts when the sub-advisor wishes to “lock in” the U.S. dollar price of a security when the Fund is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency.

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The Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.

The Fund may seek to hedge against changes in the value of a particular currency by using forward currency contracts on another foreign currency or a basket of currencies, the value of which the applicable sub-advisor believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

In addition, the Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency that the sub-advisor believed would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as “cross hedging.” Use of a different foreign currency magnifies the Fund’s exposure to foreign currency exchange rate fluctuations.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

Sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought, respectively. Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

The Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Fund may have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

Non-Deliverable Forwards — The Fund also may enter into non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward currency contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

The Fund will typically use NDFs for hedging purposes or for direct investment in a foreign country for income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s respective returns.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. In addition, pursuant to the Dodd-Frank Act and regulations adopted by the CFTC in connection with implementing the Dodd-Frank Act, NDFs are deemed to be commodity interests, including for purposes of amended Regulation 4.5. Therefore, if the Manager determines to claim an exclusion under Regulation 4.5, the Fund will limit its investment in NDFs as discussed above under “Derivatives.”

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Although NDFs have historically been traded OTC, in the future pursuant to the Dodd-Frank Act, they may be exchange-traded. Under such circumstances, they will be centrally cleared and a secondary market for them will exist. All NDFs are subject to counterparty risk, which is the risk that the counterparty will not perform as contractually required under the NDF. With respect to NDFs that are centrally-cleared, the Fund could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

Futures Contracts — Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts. The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” consisting of cash or U.S. Government Securities in an amount set by the exchange on which the contract is traded and varying based on the volatility of the underlying asset. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures broker. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the sub-advisor may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the use of such contracts may benefit the Fund, if investment judgment about the general direction of, for example, an index is incorrect, the Fund’s overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

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Growth Companies Risk — Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

Illiquid and Restricted Securities — Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued.

Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund that agrees they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, that Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor acting under guidelines established by the Trust’s Board of Trustees (“Board”), may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

Historically, illiquid securities have included securities that have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Index Futures Contracts — The Fund may invest in index futures contracts for investment purposes, including for short-term cash management purposes.

Index Futures Contracts — U.S. futures contracts traded on exchanges that have been designated “contracts markets” by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets.

At the same time a futures contract on an index is purchased or sold, the Fund must allocate cash or securities as a deposit payment (“initial deposit”) based on the contract’s face value. Daily thereafter, the futures contract is valued and the payment of “variation margin” may be required.

Futures Contracts on Stock Indices — The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (“Index Futures Contracts”). This technique is used only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund.

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In general, each transaction in Index Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund’s investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Index Futures Contracts may not be achieved or a loss may be realized.

Transactions in Index Futures Contracts involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and “margin” will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Fund.

Initial Public Offerings — The Fund can invest in initial public offerings (“IPOs”). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may only be a limited number of shares available for trading. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental state companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

Interfund Lending — Pursuant to an order issued by the SEC, the American Beacon Funds may participate in a credit facility whereby each American Beacon Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other American Beacon Funds for temporary purposes. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report on credit facility activities to the Board. The credit facility can provide a borrowing fund with savings at times when the cash position of the fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions. When the funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. Although the credit facility may reduce the Fund’s need to borrow from banks, the Fund remains free to establish lines of credit or other borrowing arrangements with banks.

Issuer Risk — The value of an investment may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large-Capitalization Companies Risk — The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Limited Liability Companies — The Fund may purchase securities of entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States.

Loan Transactions — Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. Such loan transactions are referred to in this SAI as “qualified” loan transactions. The purpose of a qualified loan transaction is to capture a demand premium paid by the borrower or to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held or reinvested by it. Cash collateral received through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board. Please see the “Lending of Portfolio Securities” section for additional information.

Securities loans will be made in accordance with the following conditions: (1) the Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board as appropriate, to vote proxies.

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While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral.

The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board.

Currently, the Fund has no intention of engaging in securities lending.

Market Events — Turbulence in the financial sector has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

Mid-Capitalization Companies Risk — Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies. Since mid-capitalization companies may have limited operating history, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Other Investment Company Securities and Exchange Traded Products — The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies. The Fund may invest in investment company securities advised by the Manager or the sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act of 1940, as amended (the “1940 Act”), to provide liquidity or for defensive purposes. The Fund would invest in money market funds rather than purchasing individual short-term investments. If the Fund invests in money market funds shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds sponsored by the Manager.

The Fund may purchase shares of ETFs. ETFs trade like a common stock and usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Typically, the Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares may have advantages over futures in certain circumstances. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage. As a shareholder of an ETF, the Fund would be subject to its ratable share of the ETF’s expenses, including its advisory and administration expenses.

An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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Preferred Stock — A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Publicly Traded Partnerships; Master Limited Partnerships — The Fund may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or are jointly and severally responsible for the liabilities of the MLP. The Fund invests as a limited partner, and normally would not be liable for the debts of an MLP beyond the amount the Fund have contributed but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Related Investments — The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in securities issued by real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate companies may also affect the value of the Fund’s investment in real estate securities. Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of the Fund’s portfolio. The Fund will indirectly bear a proportionate share of a REIT’s ongoing operating fees and expense. In addition, U.S.-qualified REITs are subject to the possibility of failing to a) qualify for tax-free pass-through of income and gains under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) and b) maintain exemption eligibility from the investment company registration requirements.

Repurchase Agreements — A repurchase agreement is a fixed income security in the form of an agreement between the Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement the Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than the Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, the Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Because a repurchase agreement permits the Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn income while retaining “overnight” flexibility in pursuit of longer-term investments. Repurchase agreements may exhibit the economic characteristics of loans by the Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce the Portfolio’s rights. The Fund’s Board of Trustees has established procedures pursuant to which the sub-advisor monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the sub-advisor, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include equity and fixed income securities such as U.S. Government and agency securities, municipal obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, depositary receipts, ETFs, corporate obligations and convertible securities.

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Rights and Warrants — Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Fund may invest in rights and warrants.

Small Capitalization Companies Risk — Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Swap Agreements — A swap is a transaction in which the Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivatives, including forward contracts, can be structured as a swap. See “Derivatives” for a further discussion of derivatives risks.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, the Fund will only enter into swap agreements with counterparties considered by the sub-advisor to present minimum risk of default. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which the Fund enters normally provide for the obligations of the Fund and its counterparty in the event of a default of other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. To the extent that a swap agreement is subject to netting, the Fund’s cover and asset segregation responsibilities will normally be with respect to the net amount owed by the Fund. See “Cover and Asset Segregation” for additional discussion of these matters.

The use of swap agreements requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Swaps may be considered illiquid investments; see “Illiquid and Restricted Securities” for a description of liquidity risk.

Currency Swaps — A currency swap involves the exchange of payments denominated in one currency for payments denominated in another. Payments are based on a notional principal amount the value of which is fixed in exchange rate terms at the swap’s inception. Currency swaps are subject to currency risk. They also involve exchange risk on principal and therefore are subject to credit risk.

Forward Swaps — A forward swap is created through the use of two swaps with different durations to meet the investment time period desired by the sub-advisor.

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Time-Zone Arbitrage — Investing in foreign securities may involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

U.S. Government Agency Securities – U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations — U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Value Stocks — Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s investments in value stocks may underperform growth or non-value stocks that have a broader investment style.

When-Issued and Forward Commitment Transactions — These transactions involve a commitment by the Fund to purchase or sell securities at a future date. These transactions enable the Fund to “lock-in” what the Manager or the sub-advisor, as applicable, believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price. For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued. The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to the Fund until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

The Fund will maintain with the Custodian segregated (or earmarked) liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

NON PRINCIPAL INVESTMENT STRATEGIES AND RISKS

In addition to the investment strategies and risks described in the Prospectus, the Fund may:

1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated amount of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

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2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the 1940 Act, or exemptive relief granted by the SEC.

3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.

4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager or the sub-advisor, as applicable, attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

5. Purchase securities in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act and resold to qualified institutional buyers under Rule 144A under the 1933 Act (“Section 4(2) securities”). The Fund will not invest more than 15% of its net assets in Section 4(2) securities and illiquid securities unless the Manager or the sub-advisor, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

With respect to the non-principal investment strategy relating to investments in other investment companies set forth in number 2 above, the Fund currently intends to invest only in registered investment companies.

INVESTMENT RESTRICTIONS

Fundamental Policies. The Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

Fundamental Investment Restrictions. The following discusses the investment policies of the Fund.

The following restrictions have been adopted by the Fund and may be changed with respect to the Fund only by the majority vote of the Fund’s outstanding interests. “Majority of the outstanding voting securities” under the 1940 Act and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders’ meeting or (b) more than 50% of the shares of the Fund.

The Fund may not:

1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law.

4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements.

5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

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6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Fund’s total assets.

8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry provided that this limitation does not apply to: (i) obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) tax exempt securities issued by municipalities and their agencies and authorities.

The above percentage limits (except the limitation to borrowings) are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected. With respect to the fundamental investment restriction relating to making loans set forth in number 4 above, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3 of its total net assets (including the market value of collateral received).

Non-Fundamental Investment Restrictions. The following non-fundamental investment restrictions apply to the Fund (except where noted otherwise) and may be changed with respect to the Fund by a vote of a majority of the Board. The Fund may not:

1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2. Purchase securities on margin, except that (1) the Fund may obtain such short term credits as necessary for the clearance of transactions, and (2) the Fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI are not fundamental and may be changed by approval of the Trustees.

TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS

In times of unstable or adverse market, economic, political or other conditions, where the Manager or the sub-advisor believes it is appropriate and in the Fund’s best interest, the Fund can invest up to 100% in cash and other types of securities for defensive or temporary purposes. It can also hold cash or purchase these types of securities for liquidity purposes to meet cash needs due to redemptions of Fund shares, or to hold while waiting to invest cash received from purchases of Fund shares or the sale of other portfolio securities.

These temporary investments can include (i) obligations issued or guaranteed by the U.S. Government, its agents or instrumentalities; (ii) commercial paper rated in the highest short term category by a rating organization; (iii) domestic, Yankee and Eurodollar certificates of deposit or bankers’ acceptances of banks rated in the highest short term category by a rating organization; (iv) any of the foregoing securities that mature in one year or less (generally known as “cash equivalents”); (v) other short-term corporate debt obligations; (vi) repurchase agreements; or (vii)  shares of money market funds, including funds advised by the Manager or the sub-advisor.

PORTFOLIO TURNOVER

Portfolio turnover is a measure of trading activity in a portfolio of securities, usually calculated over a period of one year. The rate is calculated by dividing the lesser amount of purchases or sales of securities by the average amount of securities held over the period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover can increase the Fund’s transaction costs and generate additional capital gains or losses.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund publicly discloses portfolio holdings information as follows:

1.	a complete list of holdings for the Fund on an annual and semi-annual basis in the reports to shareholders within sixty days of the end of each fiscal semi-annual period and in publicly available filings of Form N-CSR with the SEC within ten days thereafter;

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2.	a complete list of holdings for the Fund as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

3.	a complete list of holdings for the Fund as of the end of each quarter on the Fund’s website (www.americanbeaconfunds.com) approximately sixty days after the end of the calendar quarter; and

4.	ten largest holdings for the Fund as of the end of each calendar quarter on the Fund’s website (www.americanbeaconfunds.com) and in sales materials approximately fifteen days after the end of the calendar quarter.

Public disclosure of the Fund’s holdings on the website and in sales materials may be delayed when an investment manager informs the Fund that such disclosure could be harmful to the Fund. In addition, individual holdings may be omitted from website and sales material disclosure, when such omission is deemed to be in the Fund’s best interest.

Disclosure of Nonpublic Holdings.

Occasionally, certain interested parties — including individual investors, institutional investors, intermediaries that distribute shares of the Fund, third-party service providers, rating and ranking organizations, and others — may request portfolio holdings information that has not yet been publicly disclosed by the Fund. The Fund’s policy is to control the disclosure of nonpublic portfolio holdings information in an attempt to prevent parties from utilizing such information to engage in trading activity harmful to Fund shareholders. To this end, the Board has adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the “Holdings Policy”). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. In general, nonpublic portfolio holdings may be disclosed on a selective basis only when it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders. The Holdings Policy is summarized below.

A variety of third party service providers require access to Fund holdings to provide services to the Fund or to assist the Manager and the sub-advisor in managing the Fund (“service providers”). The service providers have a duty to keep the Fund’s nonpublic information confidential either through written contractual arrangements with the Fund (or another Fund service provider) or by the nature of their role with respect to the Fund (or the service provider). The Fund has determined that complete disclosure of nonpublic holdings information to service providers fulfills a legitimate business purpose and is in the best interest of shareholders.

The Fund has ongoing arrangements to provide nonpublic holdings information to the following service providers:

Service Provider	Service	Holdings Access

Manager

Sub-Advisor

State Street Bank and Trust Co. (“State Street”)

Investment Technology Group, Inc.

Ernst & Young LLP

Elkins McSherry LLC

FactSet Research Systems, Inc.

Bloomberg, L.P.

Institutional Shareholder Services (“ISS”)

Investment Technology Group

Investment management

Investment management

Funds’ custodian and fund accountant

Fair valuation of portfolio securities for Funds with significant foreign securities holdings

Fund’s independent public accounting firm

Trade execution cost analysis

Performance and portfolio analytics reporting for the Manager and sub-advisor

Performance and portfolio analytics reporting

Proxy voting research provider to sub-advisor

Pricing vendor

Complete list on intraday basis with no lag

Holdings under sub-advisor’s management on intraday basis with no lag

Complete list on intraday basis with no lag

Complete list on daily basis with no lag and more frequently when the Manager seeks advice with respect to certain holdings

Complete list on annual basis with no lag

Complete list on daily basis with no lag

Complete list on daily basis with no lag

Complete list on daily basis with no lag

Complete list on daily basis with no lag

Complete list on daily basis with no lag

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Certain third parties are provided with nonpublic holdings information (either complete or partial lists) by the Manager or another service provider on an ad hoc basis. These third parties include: broker-dealers, prospective sub-advisors, borrowers of the Fund’s portfolio securities, pricing services, legal counsel, and issuers (or their agents). Broker-dealers utilized by the Fund in the process of purchasing and selling portfolio securities or providing market quotations receive limited holdings information on a current basis with no lag. The Manager provides current holdings to investment managers being considered for appointment as a sub-advisor to the Fund. If the Fund participates in securities lending activities, potential borrowers of the Fund’s securities receive information pertaining to the Fund’s securities available for loan. Such information is provided on a current basis with no lag. The Fund utilizes various pricing services to supply market quotations and evaluated prices to State Street. State Street and the Manager may disclose current nonpublic holdings to those pricing services. An investment manager may provide holdings information to legal counsel when seeking advice regarding those holdings. From time to time, an issuer (or its agent) may contact the Fund requesting confirmation of ownership of the issuer’s securities. Such holdings information is provided to the issuer (or its agent) as of the date requested. The Fund does not have written contractual arrangements with these third parties regarding the confidentiality of the holdings information. However, the Fund would not continue to utilize a third party that the Manager determined to have misused nonpublic holdings information.

The Fund has ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Fund or that redistribute the Fund’s holdings to financial intermediaries to facilitate their analysis of the Fund. The Fund has determined that complete disclosure of holdings information to such organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Fund in comparison to other mutual funds. As of the date of this SAI, all such organizations receive holdings information after it has been made public on the Fund’s website.

No compensation or other consideration may be paid to the Fund, the Fund’s service providers, or any other party in connection with the disclosure of portfolio holdings information.

Under the Holdings Policy, disclosure of nonpublic portfolio holdings information to parties other than those discussed above must meet all of the following conditions:

1.	Recipients of portfolio holdings information must agree in writing to keep the information confidential until it has been posted to the Fund’s website and not to trade based on the information;

2.	Holdings may only be disclosed as of a month-end date;

3.	No compensation may be paid to the Fund, the Manager or any other party in connection with the disclosure of information about portfolio securities; and

4.	A member of the Manager’s Compliance staff must approve requests for nonpublic holdings information.

In determining whether to approve a request for portfolio holdings disclosure by the Manager, Compliance staff shall consider the type of requestor and its relationship to the Fund, the stated reason for the request, any historical pattern of requests from that same individual or entity, the style and strategy of the Fund for which holdings have been requested (e.g. passive versus active management), whether the Fund is managed by one or multiple investment managers, and any other factors it deems relevant. In its analysis, the Compliance staff shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Manager or any affiliated person of the Fund on the other. For example, the Compliance staff will inquire whether the Manager has entered into any special arrangements with the requestor to share nonpublic portfolio holdings information in exchange for a substantial investment in the Fund or other products managed by the Manager. Any potential conflicts between shareholders and affiliated persons of the Fund that arise as a result of a request for portfolio holdings information shall be decided by the Manager in the best interests of shareholders. However, if a conflict exists between the interests of shareholders and the Manager, the Manager will present the details of the request to the Board who will either approve or deny the request. On a quarterly basis, the Manager will prepare a report for the Board outlining the requests for disclosures that were approved during the period. The Compliance staff will determine whether a historical pattern of requests by the same individual or entity constitutes an “ongoing arrangement” and this requires disclosure in the Fund’s SAI.

The Manager and sub-advisor to the Fund may manage substantially similar portfolios for clients other than the Fund. Those other clients may receive and publicly disclose their portfolio holdings information prior to public disclosure by the Fund. The Holdings Policy is not intended to limit the Manager or the sub-advisor from making such disclosures to their clients.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the beneficial owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund does not have the right to vote on securities while they are on loan. However, it is the Fund’s policy to attempt to terminate loans in time to vote those proxies that the Fund determine are material to its interests. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to present acceptable credit risk on a fully collateralized basis. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to registered money market funds, including money market funds that invest in U.S. Government and agency securities advised by the Manager.

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For all funds that engage in securities lending, the Manager receives compensation for administrative and oversight functions with respect to securities lending, including oversight of the securities lending agent, Brown Brothers Harriman & Co.. The amount of such compensation depends on the income generated by the loan of the securities. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Currently, the Fund has no intention of engaging in securities lending.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities, in accordance with federal law and the law of the Commonwealth of Massachusetts as well as the stated policies of the Fund. The Board oversees the Trust’s officers and service providers, including American Beacon Advisors, Inc. (“American Beacon”), which is responsible for the management of the day-to-day operations of the Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including American Beacon’s investment personnel and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent registered public accounting firm (which reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund. American Beacon, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management for the Fund. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

In general, the Fund’s risks include, among others, investment risk, credit risk, liquidity risk, securities selection risk, valuation risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Fund. In addition, under the general oversight of the Board, American Beacon, the Fund’s investment adviser, and other service providers to the Fund has itself adopted a variety of policies, procedures and controls designed to address particular risks to the Fund. Different processes, procedures and controls are employed with respect to different types of risks. Further, American Beacon as manager of the Fund oversees and regularly monitors the investments, operations and compliance of the Fund’s investment advisers.

The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, and senior officers of American Beacon, and the Fund’s CCO regularly report to the Board on a range of matters, including those relating to risk management. The Board and the Investment Committee also regularly receive reports from American Beacon with respect to the investments, securities trading and securities lending activities of the Fund. In addition to regular reports from American Beacon, the Board also receives reports regarding other service providers to the Trust, either directly or through American Beacon or the Fund’s CCO, on a periodic or regular basis. At least annually, the Board receives a report from the Fund’s CCO regarding the effectiveness of the Fund’s compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from American Beacon in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with American Beacon and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

Senior officers of the Trust and American Beacon also report regularly to the Audit and Compliance Committee on Fund valuation matters and on the Trust’s internal controls and accounting and financial reporting policies and practices. In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO to discuss matters relating to the Fund’s compliance program.

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Board Structure and Related Matters

Board members who are not “interested persons,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (“Independent Trustees”) constitute at least two-thirds of the Board. Richard A. Massman, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Fund. The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit and Compliance Committee, the Investment Committee and the Nominating and Governance Committee. For example, the Investment Committee is responsible for oversight of the annual process by which the Board considers and approves the Fund’s investment advisory agreement with American Beacon, while specific matters related to oversight of the Fund’s independent auditors have been delegated by the Board to its Audit and Compliance Committee, subject to approval of the Audit and Compliance Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Fund, the number of Funds overseen by the Board, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the American Beacon Funds Complex, which is comprised of the 26 series within the Trust and 2 series within the American Beacon Select Funds. The same persons who constitute the Board also constitute the board of trustees of American Beacon Select Funds.

The Board holds four regularly scheduled meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations and directorships held during the last five years and certain other information. Subject to the Trustee Emeritus and Retirement Policy described below, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. The address of each Trustee listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee serves for an indefinite term, or until his or her removal, resignation, or retirement*. Each Trustee has and continues to serve the same term as a Trustee of the American Beacon Select Funds as he or she has with the Trust.

Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years

INTERESTED TRUSTEES
Gerard J. Arpey** (55)	Trustee since 2012	Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, AMR Corp. and American Airlines, Inc. (2003-2011); Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present).

Alan D. Feld*** (76)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012).
NON-INTERESTED TRUSTEES
W. Humphrey Bogart (69)	Trustee since 2004	Trustee, American Beacon Mileage Funds (2004-2012).

Brenda A. Cline (52)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, American Beacon Mileage Funds (2004-2012).

Eugene J. Duffy (59)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Trustee, American Beacon Mileage Funds (2008-2012).

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Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years

Thomas M. Dunning (70)	Trustee since 2008	Chairman Emeritus (2008-Present) and Chairman (1998-2008), Lockton Dunning Benefits (consulting firm in employee benefits); Lead Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, BancTec (2010-Present); Trustee, American Beacon Mileage Funds (2008-2012).

Richard A. Massman (70)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Trustee, American Beacon Mileage Funds (2004-2012).

Barbara J. McKenna (50)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005- Present).

R. Gerald Turner (67)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012).

Paul J. Zucconi, CPA (73)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products) (2002-2012); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, Charter Bank (community bank services and products) (2010-2011); Trustee, American Beacon Mileage Funds (2008-2012).

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

**	Mr. Arpey is deemed to be an “interested person” of the Trust, as defined by the 1940 Act. Mr. Arpey previously served as CEO of AMR Corp., which has a material relationship with the Manager.

***	Mr. Feld is deemed to be an “interested person” of the Trust, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Trust’s sub-advisors.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Gerard J. Arpey: Mr. Arpey has extensive organizational management, financial and international experience serving as chairman, chief executive officer, and chief financial officer of one of the largest global airlines, service as a director of public and private companies, and service to several charitable organizations.

W. Humphrey Bogart: Mr. Bogart has extensive experience in the investment management business including as president and chief executive officer of an investment adviser and as a consultant, significant organizational management experience through start-up efforts with a national bank, service as a board member of a university medical center foundation, and multiple years of service as a Trustee.

Brenda A. Cline: Ms. Cline has extensive organizational management, financial and investment experience as executive vice president, chief financial officer, secretary and treasurer to a private foundation, service as a trustee to a private university, a children’s hospital and a school, including acting as a member of their investment and\or audit committees, extensive experience as an audit senior manager with a large public accounting firm, and multiple years of service as a Trustee.

Eugene J. Duffy: Mr. Duffy has extensive experience in the investment management business and organizational management experience as a member of senior management, service as a director of a bank, service as a chairman of a charitable fund and as a trustee to an association, service on the board of a private university and non-profit organization, service as chair to an financial services industry association, and multiple years of service as a Trustee.

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Thomas M. Dunning: Mr. Dunning has extensive organizational management experience founding and serving as chairman and chief executive officer of a private company, service as a director of a private company, service as chairman of a large state municipal bond issuer and chairman of a large airport authority, also an issuer of bonds, service as a board member of a state department of transportation, service as a director of various foundations, service as chair of civic organizations, and multiple years of service as a Trustee.

Alan D. Feld: Mr. Feld has extensive experience as a business attorney, organizational management experience as chairman of a law firm, experience as a director of several publicly held companies; service as a trustee of a private university and a board member of a hospital, and multiple years of service as a Trustee.

Richard A. Massman: Mr. Massman has extensive experience as a business attorney, organizational management experience as a founding member of a law firm, experience as a senior vice president and general counsel of a large private company, service as the chairman and director of several foundations, including services on their Investment Committees and Finance Committees, chairman of a governmental board, chairman of various professional organizations and multiple years of service as a Trustee and as Independent Chair.

Barbara J. McKenna: Ms. McKenna has extensive experience in the investment management industry, organizational management experience as a member of senior management, service as a director of an investment manager, and member of numerous financial services industry associations.

R. Gerald Turner: Mr. Turner has extensive organizational management experience as president of a private university, service as a director and member of the audit and governance committees of various publicly held companies, service as a member to several charitable boards, service as a co-chair to an intercollegiate athletic commission, and multiple years of service as a Trustee.

Paul J. Zucconi: Mr. Zucconi has extensive financial experience as partner with a large public accounting firm auditing financial services firms, including investment companies, organizational management and financial experience as a director to various publicly held and private companies, including acting as chairman or as a member of their audit and/or audit and compliance committees, service as a board member to a local chapter of not-for-profit foundation; and multiple years of service as a Trustee.

Committees of the Board

The Trust has an Audit and Compliance Committee (“Audit Committee”), consisting of Messrs. Zucconi (Chair), Duffy and Dunning. Mr. Massman, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are “interested persons” of the Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust’s Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trust and the Funds and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; (d) to oversee the Trust’s compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management’s implementation and enforcement of the Trust’s compliance policies and procedures (“Compliance Program”); and (e) to coordinate the Board’s oversight of the Trust’s CCO in connection with his or her implementation of the Trust’s Compliance Program. The Audit Committee met 4 times during the fiscal year ended January 31, 2013.

The Trust has a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld (Chair) and Turner. Mr. Massman, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee’s primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential “interested” members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Secretary of the Fund. The Nominating and Governance Committee met 3 times during the fiscal year ended January 31, 2013.

The Trust has an Investment Committee that is comprised of Mr. Bogart (Chair), Ms. Cline (Vice-Chair), Ms. McKenna and Mr. Arpey. Mr. Massman, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee’s primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met 6 times during the fiscal year ended January 31, 2013.

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Trustee Ownership in the Funds

As of the date of this SAI, no Trustee owns Shares of the Fund. The following table shows the amount of equity securities owned in the American Beacon Funds family by the Trustees as of the calendar year ended December 31, 2012.

INTERESTED

American Beacon Fund	Arpey	Feld

Aggregate Dollar Range of Equity Securities in all Trusts (28 Funds)	Over $100,000	Over $100,000

NON-INTERESTED

American Beacon Fund	Bogart	Cline	Duffy	Dunning	Massman	McKenna	Turner	Zucconi

Aggregate Dollar Range of Equity Securities in all Trusts (28 Funds)	$10,001-50,000	Over $100,000	None	Over $100,000	Over $100,000	None	Over $100,000	$10,001-50,000

Trustee Compensation

As compensation for their service to the Trust and the American Beacon Select Funds (collectively, the “Trusts”), each Trustee is compensated from the Fund and fund complex as follows: (1) an annual retainer of $110,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $2,500 for attendance by Board members at quarterly Board meetings, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating Committee, and (d) $2,500 for attendance by any Trustee at an annual Investment Committee meeting to review the Trust’s management and investment advisory agreements; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars.

Mr. Massman was elected as Chairman April 15, 2008. For his service as Chairman, Mr. Massman receives an additional annual payment of $15,000. He also receives an additional $2,500 per quarter for his service as an ex-officio member of multiple committees. The following table shows estimated compensation (excluding reimbursements) that will be earned by each Trustee for the fiscal year ending January 31, 2014*.

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From the Trusts (28 funds)
INTERESTED TRUSTEES
Gerard J. Arpey	$33,103	$0	$35,000
Alan D. Feld	$29,793	$0	$31,500
NON-INTERESTED TRUSTEES
W. Humphrey Bogart	$33,103	$0	$35,000
Brenda A. Cline	$33,103	$0	$35,000
Eugene J. Duffy	$30,739	$0	$32,500
Thomas M. Dunning	$30,739	$0	$32,500
Richard A. Massman	$34,285	$0	$36,250
Barbara J. McKenna	$33,103	$0	$35,000
R. Gerald Turner	$29,793	$0	$31,500
Paul Zucconi	$30,739	$0	$32,500

*Estimated compensation for the fiscal period September 24, 2013 - January 31, 2014.

The Boards have adopted an Emeritus Trustee and Retirement Plan (“Plan”). The Plan provides that a Trustee who has served on the Boards as of June 4, 2008, and who has reached a mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. The Boards, through a majority vote, may determine to grant one or more annual exemptions to this mandatory retirement requirement. Additionally, a Trustee who has served on the Board of one or more Trusts for at least 5 years as of June 4, 2008, may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status.

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A person may serve as a Trustee Emeritus and receive related benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Fund. Currently, two individuals have assumed Trustee Emeritus status. One receives an annual stipend of $20,000 from the American Beacon Funds complex. The other individual and his spouse receive annual flights benefits from the American Beacon Funds complex of up to $40,000 combined, on a tax-grossed up basis, on American Airlines (a subsidiary of the Manager’s former parent company).

Principal Officers of the Trust

The Officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the Officers of the Trust, their ages, their business address and their principal occupations and directorships during the past five years are as set forth below. The address of each Officer is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Officer serves for a term of one year or until his or her resignation, retirement, or removal. Each Officer has and continues to hold the same position with the American Beacon Select Funds as listed below for the Trust.

Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years
OFFICERS
Gene L. Needles, Jr. (58)	President since 2009 Executive Vice President 2009	President, CEO and Director, American Beacon Advisors, Inc. (2009-Present); President, CEO and Director, Lighthouse Holdings, Inc. (2009-Present); President and CEO, Lighthouse Holdings Parent, Inc. (2009-Present); Manager and President, American Private Equity Management, L.L.C. (2012-Present); President, Touchstone Investments (2008-2009); CEO (2004-2007), AIM Distributors.

Jeffrey K. Ringdahl (38)	Vice President since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, American Private Equity Management, L.L.C. (2012-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010).

Rosemary K. Behan (54)	Vice President, Secretary and Chief Legal Officer since 2006	Secretary, American Beacon Advisors, Inc. (2006-Present); Secretary, Lighthouse Holdings, Inc. (2008-Present); Secretary, Lighthouse Holdings Parent, Inc. (2008-Present); Secretary (2008-Present) and Asst. Secretary (2007-2008), American Private Equity Management, L.L.C.

Brian E. Brett (53)	Vice President since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present).

Wyatt L. Crumpler (47)	Vice President since 2007	Chief Investment Officer (2012-Present), Vice President, Asset Management (2009-2012) and Vice President, Trust Investments (2007-2009), American Beacon Advisors, Inc.; Vice President, American Private Equity Management, L.L.C. (2012-Present).

Erica B. Duncan (42)	Vice President since 2011	Vice President, Marketing & Client Services, American Beacon Advisors, Inc. (2011-Present); Supervisor, Brand Marketing, Invesco (2010-2011); Supervisor, Marketing Communications (2009-2010) and Senior Financial Writer (2004-2009), Invesco AIM.

Michael W. Fields (59)	Vice President since 1989	Chief Fixed Income Officer (2011-Present) and Vice President, Fixed Income Investments (1988-2011), American Beacon Advisors, Inc.; Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds plc (2007-2009).

Melinda G. Heika (52)	Treasurer since 2010	Treasurer (2010-Present), Controller (2005-2009), American Beacon Advisors, Inc.; Treasurer, Lighthouse Holdings, Inc. (2010-Present); Treasurer, Lighthouse Holdings Parent, Inc. (2010-Present); Treasurer, American Private Equity Management, L.L.C. (2012-Present).

Terri L. McKinney (49)	Vice President since 2010	Vice President, Enterprise Services (2009-Present), Managing Director (2003-2009), American Beacon Advisors, Inc.

Samuel J. Silver (50)	Vice President since 2011	Vice President, Fixed Income Investments (2011-Present) and Senior Portfolio Manager, Fixed Income Investments (1999-2011), American Beacon Advisors, Inc.

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Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years

Sonia L. Bates (56)	Asst. Treasurer since 2011	Director, Tax and Financial Reporting (2011-Present), Manager, Tax and Financial Reporting (2005-2010), American Beacon Advisors, Inc.; Asst. Treasurer, Lighthouse Holdings, Inc. (2011-Present); Asst. Treasurer, Lighthouse Holdings Parent, Inc. (2011-Present); Asst. Treasurer, American Private Equity Management, L.L.C. (2012-Present).

John J. Okray (39)	Asst. Secretary since 2010	Deputy General Counsel (2012-Present), Asst. General Counsel (2010- 2012) and Asst. Secretary (2010-Present), American Beacon Advisors, Inc.; Asst. Secretary, Lighthouse Holdings, Inc. (2010-Present); Asst. Secretary, Lighthouse Holdings Parent, Inc. (2010-Present); Asst. Secretary, American Private Equity Management, L.L.C. (2012-Present); Vice President, OppenheimerFunds, Inc. (2004-2010).

Christina E. Sears (41)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc., (2004-Present); Chief Compliance Officer, American Private Equity Management, L.L.C. (2012-Present).

CODE OF ETHICS

The Manager, the Trust and the sub-advisor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. Each Code of Ethics significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code of Ethics generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase (with limited exceptions) or sale by any Fund. In addition, the Manager’s and Trust’s Code of Ethics require employees to report trades in shares of the Trusts. Each Code of Ethics is on public file with, and may be obtained from, the SEC.

PROXY VOTING POLICIES

From time to time, the Fund may own a security whose issuer solicits a proxy vote on certain matters. The Board seeks to ensure that proxies are voted in the best interests of the Fund’s shareholders and has delegated proxy voting authority to the Manager. The Manager in turn has delegated proxy voting authority to the sub-advisor with respect to the Fund’s assets under the sub-advisor’s management. The Trust has adopted a Proxy Voting Policy and Procedures (the “Policy”) that governs proxy voting by the Manager and sub-advisor, including procedures to address potential conflicts of interest between the Fund’s shareholders and the Manager, the sub-advisor or their affiliates. The Trust’s Board of Trustees has approved the Manager’s proxy voting policies and procedures with respect to Fund assets under the Manager’s management. Please see Appendix A for a copy of the Policy. The sub-advisor’s proxy voting policy and procedures are summarized (or included in their entirety) in Appendix B. The Fund’s proxy voting record for the most recent year ended June 30 is available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC’s website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC’s website.

CONTROL PERSONS AND 5% SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of any Class of the Fund’s outstanding shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. The actions of an entity or person that controls the Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over the Fund or large redemptions by a control person could cause the Fund’s other shareholders to pay a higher pro rata portion of the Fund’s expenses. As of the date of this SAI, the Manager is the sole shareholder of the Fund.

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INVESTMENT SUB-ADVISORY AGREEMENT

The Fund’s sub-advisor is listed below with information regarding its controlling persons or entities. According to the 1940 Act, a person or entity with control with respect to an investment advisor has “the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.” Persons and entities affiliated with the sub-advisor are considered affiliates for the portion of Fund assets managed by that sub-advisor.

Acadian Asset Management LLC (“Acadian”):

Controlling Person/Entity	Basis of Control	Nature of Controlling Person/Entity Business
Old Mutual Asset Managers (US) LLC	Majority Owner	Financial Services
Acadian Kelp LP	Minority Owner	Financial Services

The sub-advisor is located at 260 Franklin Street, Boston, MA 02110.

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Acadian pursuant to which the Fund has agreed to pay Acadian an annualized subadvisory fee that is calculated and accrued daily based on a percentage of the Fund’s average daily assets. The Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund on no less than thirty (30) days’ nor more than sixty (60) days’ written notice to the sub-advisor, or by the sub-advisor upon sixty (60) days’ written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

The Manager

The Manager, located at 4151 Amon Carter Boulevard, MD 2450 Fort Worth, Texas 76155 is a Delaware corporation and wholly owned subsidiary of Lighthouse Holdings, Inc. (“Lighthouse”). Lighthouse is indirectly majority owned by investment funds affiliated with Pharos Capital Group, LLC (“Pharos”) and TPG Capital, L.P. (“TPG”). The Manager is paid a management fee as compensation for providing the Trust with advisory and asset allocation services. The expenses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the assets of that class. Pursuant to management and administrative services agreements, the Manager provides the Trust with office space, office equipment and personnel necessary to manage and administer the Trust’s operations. This includes:

•	complying with reporting requirements;

•	corresponding with shareholders;

•	maintaining internal bookkeeping, accounting and auditing services and records; and

•	supervising the provision of services to the Trust by third parties.

In addition to its oversight of the sub-advisor, the Manager may invest the portion of the Fund’s assets that the sub-advisor determines to be allocated to short-term investments.

The Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund’s tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing Prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund’s existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by the sub-advisor to the investment style of the Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the sub-advisor; and any extraordinary expenses of a nonrecurring nature.

The management agreement provides for the Manager to receive an annualized management fee that is calculated and accrued daily, equal to 0.05% of the average daily net assets of the Fund. Because the Fund has not commenced operations prior to the date of this SAI, no fees have been paid to the Manager or the sub-advisor for the past three fiscal years.

In addition to the management fee, the Manager is paid an administrative services fee for providing administrative services to the Fund. The administrative agreement provides for the Manager to receive an annualized administration fee that is calculated and accrued daily, equal to the sum of: 0.40% of the net assets of the A Class, 0.40% of the net assets of the C Class, 0.30% of the net assets of the Y Class, 0.30% of the net assets of the Investor Class, and 0.30% of the net assets of the Institutional Class. Because the Fund has not commenced operations prior to the date of this SAI, the Fund has not paid any administrative fees to the Manager for the last three fiscal years.

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The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid up to 1.00% per annum of the average daily net assets of the C Class shares and up to 0.25% per annum of the average daily net assets of the A Class shares of the Fund for distribution and shareholder servicing related services, including expenses relating to selling efforts of various broker-dealers, shareholder servicing fees and the preparation and distribution of C Class and A Class advertising material and sales literature. The Manager will receive Rule 12b-1 fees from the C Class and A Class regardless of the amount of the Manager’s actual expenses related to distribution and shareholder servicing efforts on behalf of each Class. Thus, the Manager may realize a profit or a loss based upon its actual distribution and shareholder servicing related expenditures for the C Class and A Class. The Manager anticipates that the Rule 12b-1 plan will benefit shareholders by providing broader access to the Fund through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Fund. Because the Fund has not commenced operations prior to the date of this SAI, there were no prior fees pursuant to Rule 12b-1 under the 1940 Act.

The A, C, Y and Investor Classes have each adopted a Service Plan (collectively, the “Plans”). The Service Plan for the Investor Class provides that the Fund will pay up to 0.375% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Service Plan for the A Class, and C Class provide that the Fund will pay up to 0.25% per annum of the average daily net assets to the Manager (or another entity approved by the Board). The Service Plan for the Y Class provides that the Fund will pay up to 0.10% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of A, C, Y and Investor Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of the Fund’s “Other Expenses” in the Table of Fees and Expenses in the Prospectus, will be payable monthly in arrears. The fees for each Class will be paid on the actual expenses incurred in a particular month by the entity for the services provided pursuant to the respective Class and its Service Plan. The primary expenses expected to be incurred under the Plans are shareholder servicing, record keeping fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

The Manager also may receive up to 25% of the net monthly income generated from the securities lending activities of the Fund as compensation for administrative and oversight functions with respect to securities lending of the Fund. Currently, the Manager receives 10% of such income for other series of the Trust. The Fund has not commenced operations prior to the date of this SAI. Accordingly, the Manager has not received any fees from the securities lending activities of the Fund. The SEC has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager. As of the date of this SAI, the Fund does not intend to engage in securities lending activities.

The Manager has contractually agreed from time to time to reduce fees and/or reimburse expenses for the Fund in order to maintain competitive expense ratios for the Fund. In July of 2003, the Board approved a policy whereby the Manager may seek repayment for such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.

The Distributor

Foreside Fund Services, LLC (“Foreside” or “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor and principal underwriter of the Fund’s shares. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund’s shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of the Distributor to facilitate distribution of Fund shares. Pursuant to the Distribution Agreement, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, the Distributor receives commission revenue consisting of the portion of A and C Class sales charge remaining after the allowances by the Distributor to the broker dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers, for use solely to pay distribution related expenses.

OTHER SERVICE PROVIDERS

State Street, located at Lafayette Corporate Center, 2 Avenue De Lafayette, Boston, Massachusetts 02111, is the transfer agent and dividend paying agent for the Trust and provides these services to Fund shareholders through its affiliate Boston Financial Data Services, located at 330 W. 9th Street, Kansas City, Missouri 64105. State Street also serves as custodian for the Fund. In addition to its other duties as custodian, pursuant to an Administrative Services Agreement and instructions given by the Manager, State Street may receive compensation from the Fund for investing certain excess cash balances in various futures, forwards, or registered money market funds. The Fund’s independent registered public accounting firm is Ernst & Young LLP, which is located at 2323 Victory Avenue, Suite 2000, Dallas, Texas 75219. K&L Gates LLP, 1601 K Street, NW, Washington, D.C. 20006, serves as legal counsel to the Fund.

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PORTFOLIO MANAGERS

The portfolio managers of the Fund (the “Portfolio Managers”) have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts has been provided by the Portfolio Managers’ firm and is set forth below. The number of accounts and assets is shown as of August 31, 2013.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Acadian
Brendan O. Bradley	11 ($5.25B)	65 ($13.21B)	135 ($38.25B)	1 ($1.33B)	10 ($1.47B)	18 ($7.90B)
Ryan Taliaferro	11 ($5.25B)	65 ($13.21B)	135 ($38.25B)	1 ($1.33B)	10 ($1.47B)	18 ($7.90B)

Conflicts of Interest

As noted in the table above, the Portfolio Managers manage accounts other than the Fund. This side-by-side management may present potential conflicts between the Portfolio Managers’ management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other hand. Set forth below is a description by the sub-advisor of any foreseeable material conflicts of interest that may arise from the concurrent management of the Fund and other accounts. The information regarding potential conflicts of interest was provided by the sub-advisor.

Acadian: A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the subject Fund, which may have different investment guidelines and objectives. In addition to the subject Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the subject Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the subject Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the subject Fund, may track the same benchmarks or indexes as the subject Fund tracks, and may sell securities that are eligible to be held, sold or purchased by the subject Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the subject Fund.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Compensation

The following is a description provided by the investment sub-advisor regarding the structure of and criteria for determining the compensation of the Portfolio Managers.

Acadian : Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing potential, various fringe benefits, and, among the majority of senior investment professionals and certain other key employees, equity ownership in the firm as part of the Acadian Key Employee Limited Partnership (KELP).

Compensation is highly incentive-driven, with Acadian paying up to and sometimes in excess of 100% of base pay for performance bonuses. Bonuses are tied directly to the individual’s contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, portfolio performance, asset growth, and overall firm performance. Since portfolio management is a team approach, investment team members’ compensation is not linked to the performance of specific accounts but rather to the individual’s overall contribution to the success of the team and the firm’s profitability.

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Ownership of Funds

The Portfolio Managers’ beneficial ownership of the Fund is defined as the Portfolio Managers having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Managers’ immediate family or by a trust of which the Portfolio Managers are a trustee could be considered ownership by the Portfolio Managers. As of the date of this SAI, the Fund has not commenced operations. Accordingly, the Portfolio Managers do not beneficially own any shares of the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

In selecting brokers or dealers to execute particular transactions, the Manager and the sub-advisor are authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine the Fund’s net asset value), and other information provided to the Fund, to the Manager and/or to the sub-advisor (or their affiliates), provided, however, that the Manager or the sub-advisor must always seek best execution. Research and brokerage services may include information on portfolio companies, economic analyses, and other investment research services. The Trusts do not allow the Manager or sub-advisor to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers. The Manager and the sub-advisor are also authorized to cause the Fund to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Manager or the sub-advisor, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the sub-advisor exercises investment discretion. The fees of the sub-advisors are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, as applicable, the Manager, or the sub-advisor (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so. Brokerage and research services obtained with Fund commissions might be used by the Manager and/or the sub-advisor, as applicable, to benefit their other accounts under management.

The Manager and the sub-advisor will place its own orders to execute securities transactions that are designed to implement the Fund’s investment objective and policies. In placing such orders, the sub-advisor will seek best execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board, as appropriate, the sub-advisor of the Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. The Fund’s turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund’s cash flows. High portfolio activity increases the Fund’s transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

The Investment Advisory Agreement provides, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of the sub-advisor is to seek best execution. In assessing available execution venues, the sub-advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the value of any eligible research, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Fund may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

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The Fund may establish brokerage commission recapture arrangements with certain brokers or dealers. If the sub-advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. Neither the Manager nor the sub-advisor receives any benefits from the commission recapture program. The sub-advisor’s participation in the brokerage commission recapture program is optional. The sub-advisor retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the sub-advisor’s obligation to seek the best execution available.

The Fund has not commenced operations as of the date of this SAI. Accordingly, no brokerage commissions were paid by the Fund during the previous three fiscal years and the Fund did not receive any amount as a result of participation in the commission recapture program.

ADDITIONAL PURCHASE AND SALE INFORMATION FOR A CLASS SHARES

Sales Charge Reductions and Waivers

As described in the Prospectus, there are various ways to reduce your sales charge when purchasing A Class shares. Additional information about A Class sales charge reductions is provided below.

Letter of Intent (“LOI”). The LOI may be revised upward at any time during the 13-month period of the LOI (“LOI Period”), and such a revision will be treated as a new LOI, except that the LOI Period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised LOI. The LOI will be considered completed if the shareholder dies within the 13-month LOI Period. Commissions to dealers will not be adjusted or paid on the difference between the LOI amount and the amount actually invested before the shareholder’s death.

All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified LOI Period, the purchaser may be required to remit to the transfer agent the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the LOI Period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the LOI Period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the transfer agent for the balance still outstanding.

Rights of Accumulation. Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in A Class shares of the Fund to determine your sales charge on investments in accounts eligible to be aggregated. If you make a gift of A Class shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your investments in A Class shares of the American Beacon Funds.

Aggregation. Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the Prospectus, if all parties are purchasing shares for their own accounts and/or:

•	individual-type employee benefit plans, such as an IRA, individual 403(b) plan or single-participant Keogh-type plan;
•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);
•	trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct the Fund’s transfer agent to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);
•	endowments or foundations established and controlled by you or your immediate family; or
•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;
•	for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

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•	for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales Charges” above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

Purchases made for nominee or street name accounts (securities held in the name of a broker- dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent Purchases. As described in the Prospectus, you may reduce your A Class sales charge by combining purchases of A Class shares of the Fund subject to a sales load.

Other Purchases. Pursuant to a determination of eligibility by the Manager, A Class shares of the Fund may be sold at net asset value (without the imposition of a front-end sales charge) to:

1.	current or retired trustees, and officers of the American Beacon Funds family, current or retired employees and directors of the Manager and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

2.	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their spouses, and children, including children in step and adoptive relationships, sons-in- law and daughters-in-law, if the Eligible Persons or the spouses or children of the Eligible Persons are listed in the account registration with the spouse or parent) of broker-dealers who have sales agreements with the Distributor (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses and/or children;

3.	companies exchanging securities with the Fund through a merger, acquisition or exchange offer;

4.	insurance company separate accounts;

5.	accounts managed by the Manager, the sub-advisor to the Fund and its affiliated companies;

6.	the Manager or the sub-advisor to the Fund and its affiliated companies;

7.	an individual or entity with a substantial business relationship with the Manager, which may include the officers and employees of the Fund’s custodian and transfer agent, or a sub-advisor to the Fund and its affiliated companies, or an individual or entity related or relating to such individual or entity;

8.	full-time employees of banks that have sales agreements with the Distributor, who are solely dedicated to directly supporting the sale of mutual funds;

9.	directors, officers and employees of financial institutions that have a selling group agreement with the Distributor;

10.	banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing shares on behalf of clients participating in the fund supermarket or in a wrap program, asset allocation program or other program in which the clients pay an asset-based fee;

11.	clients of authorized dealers purchasing shares in fixed or flat fee brokerage accounts;

12.	Employer-sponsored defined contribution — type plans, including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and individual retirement account (“IRA”) rollovers involving retirement plan assets invested in the Fund in the American Beacon Funds fund family; and

13.	Employee benefit and retirement plans for the Manager and its affiliates.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

It is possible that a broker-dealer may not be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through American Beacon Funds in order to take advantage of the waiver. The Fund may terminate or amend the terms of these sales charge waivers at any time.

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Moving Between Accounts. Investments in certain account types may be moved to other account types without incurring additional A Class sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase Fund shares in an IRA or other individual-type retirement account;

•	required minimum distributions from an IRA or other individual-type retirement account used to purchase Fund shares in a non-retirement account; and;

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase Fund shares in a different account.

ADDITIONAL INFORMATION REGARDING CONTINGENT DEFERRED SALES CHARGES

As discussed in the Prospectus, the redemption of C Class shares may be subject to a contingent deferred sales charge (“CDSC”) if you redeem your shares within 12 months of purchase. In addition, if you purchased $1,000,000 or more of A Class shares of any the Fund (therefore paid no initial sales charges) and subsequently redeem your shares within 18 months of your purchase, you may be charged a CDSC upon redemption. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. As described in the Prospectus, there are various circumstances under which the CDSC will be waived. Additional information about CDSC waivers is provided below.

The CDSC is waived under the following circumstances:

•	Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Manager or the Fund’s transfer agent may require documentation prior to waiver of the charge, including death certificates, physicians’ certificates, etc.

•	Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the Manager or the Fund’s transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

•	Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code of 1986. The CDSC will be waived for benefit payments made by American Beacon Funds directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under Section 401(a)(9) of the Internal Revenue Code), in-service distributions, hardships, loans and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

•	Redemptions that are mandatory withdrawals from a traditional IRA account after age 70 1/2.

•	Involuntary redemptions as a result of your account not meeting the minimum balance requirements, the termination and liquidation of the Fund, or other actions by the Fund.

•	Distributions from accounts for which the broker-dealer of record has entered into a written agreement with the Distributor (or Manager) allowing this waiver.

•	To return excess contributions made to a retirement plan.

•	To return contributions made due to a mistake of fact.

The following example illustrates the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 1.00%, the CDSC would be $40 for redemptions of C Class shares. In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

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REDEMPTIONS IN KIND

Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, to the extent the Fund redeems its shares in this manner; the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

TAX INFORMATION

The tax information set forth in the Prospectus and in this section relates solely to federal income tax law and assumes that the Fund qualifies as a regulated investment company (“RIC”) (as discussed below). The tax information in this section is only a summary of certain key federal tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal income tax treatment of the Fund or the tax implications to its shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. The information below is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Taxation of the Fund

The Fund intends to qualify each taxable year for treatment as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code. The Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

•	Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or certain other income, including gains from options, futures or forward contracts, derived with respect to its business of investing in securities or those currencies and (2) net income derived from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Gross Income Requirement”). A QPTP is a “publicly traded partnership” other than a partnership at least 90% of the gross income of which is described in clause (1).

•	Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) securities of one or more QPTPs (“Diversification Requirements”); and

•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess (if any) of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”).

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

If for any taxable year the Fund does not qualify for treatment as a RIC either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to, avail itself of provisions enacted as part of the Regulated Investment Company Modernization Act of 2010 that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements —then for federal tax purposes, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends it distributes would be taxable to its shareholders as ordinary income (or possibly, for individual and certain other non-corporate (collectively, “individual”) shareholders as “qualified dividend income” (as described in the Prospectus)) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify for RIC treatment would therefore have a negative impact on the Fund’s income and performance. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. It is possible that the Fund will not qualify as a RIC in any given taxable year.

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Taxation of Certain Investments and Strategies

If the Fund acquires stock in a foreign corporation that is a “passive foreign investment company” (“PFIC”)-generally, any foreign corporation, with certain exceptions, that, in general, meets either of the following tests for the taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income-and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on any “excess distribution” it receives on the stock or of any gain it realizes from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. Fund distributions thereof will not be eligible for the 15% and 20% maximum federal income tax rates on individuals’ “qualified dividend income.” The Fund may avoid this tax and interest if it elects to treat the PFIC as a “qualified electing fund”; however, the requirements for that election are difficult to satisfy. If such an election were made, the Fund would be required to include in its income each year a portion of the ordinary income and net capital gains of the PFIC, even if the income and gains were not distributed to the Fund. Any such income would be subject to the Distribution Requirement and to the calendar year Excise Tax distribution requirement.

The Fund may elect to “mark-to-market” any stock in a PFIC it owns at the end of its taxable year. Under such an election, the Fund (1) would include in gross income each taxable year (and treat as ordinary income) an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund’s adjusted basis in the PFIC stock and (2) would be allowed a deduction (as an ordinary, not a capital, loss) for the excess, if any, of its adjusted basis in the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund’s adjusted basis in PFIC stock would be adjusted to reflect the amounts included in income or deducted under this election. Any gain or loss realized on the sale or other disposition of PFIC stock would be treated as ordinary income or loss. The Fund generally would not be subject to the deferred tax and interest charge discussed above with respect to PFIC stock for which a mark-to-market election has been made.

Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein.

Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Fund may realize in connection therewith. In general, the Fund’s (1) gains from the disposition of foreign currencies and (2) gains from options, futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will be treated as qualifying income under the Gross Income Requirement.

The Fund may invest in one or more limited liability companies (“LLCs”) and limited partnerships (“LPs”) that will be classified for federal tax purposes as partnerships (and, except as expressly stated below, this discussion assumes that classification). LLCs and LPs in which the Fund may invest may include (1) a “publicly traded partnership” (that is, a partnership the interests in which are “traded on an established securities market” or “readily tradable on a secondary market (or the substantial equivalent thereof)”) (a “PTP”), which may be a QPTP, or (2) a non-PTP at least 90% of the income of which satisfies the Gross Income Requirement.

If an LLC or LP in which the Fund invests is a QPTP, all its net income (regardless of source) will be qualifying income to the Fund under the Gross Income Requirement. The Fund’s investment in QPTPs, however, may not exceed 25% of the value of its total assets in order to satisfy the Diversification Requirements. In addition, the Fund’s holding of more than 10% of a QPTP’s equity securities will not count toward its satisfying those requirements.

With respect to non-QPTPs, (1) if an LLC or LP (including a PTP) is treated for federal tax purposes as a corporation, distributions from it to the Fund would likely be treated as “qualified dividend income” and disposition of the Fund’s interest therein would generate gain or loss from the disposition of a security, or (2) if such an LLC or LP is not treated as a corporation, the investing Fund would be treated as having earned its proportionate share of each item of income the LLC or LP earned. In the latter case, the Fund would be able to treat its share of the entity’s income as qualifying income under the Gross Income Requirement only to the extent that income would be qualifying income if realized directly by the Fund in the same manner as realized by the LLC or LP.

Certain LLCs and LPs (e.g., private funds) in which the Fund invests may generate income and gains that is not qualifying income under the Gross Income Requirement. The Fund will monitor its investments in LLCs and LPs to assure its compliance with the requirements for qualification as a RIC.

Dividends and interest the Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

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Some futures contracts, foreign currency contracts and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index)— except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Internal Revenue Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement—in which the Fund invests may be subject to the Internal Revenue Code section 1256 (collectively, “section 1256 contracts”). Any section 1256 contracts the Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for its fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss realized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.

Section 988 of the Internal Revenue Code also may apply to the Fund’s forward currency contracts and options and futures, on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares.

Offsetting positions the Fund enters into or holds in any actively traded option, futures or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) losses realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by the Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security’s basis.

If the Fund has an “appreciated financial position” — generally, any position (i.e. an interest including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures, or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

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Taxation of the Fund’s Shareholders

General-Dividends and other distributions the Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that the price of Fund shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution. So, if an investor purchases Fund shares shortly before the record date for a distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution even though it represents in part a return of invested capital.

If more than 50% of the value of the total assets of the Fund at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. If the Fund makes this election, it will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend the Fund pays that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either use the foregoing information in calculating the foreign tax credit against his federal income tax or, alternatively, deduct the taxes deemed paid by him in computing his taxable income. If the Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the Fund’s income from foreign and U.S. possessions sources and foreign taxes paid. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Basis Election and Reporting

Fund shareholders who want to use an acceptable method for basis determination other than the average basis method for determining basis with respect to Fund shares he or she acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing (which may be electronic). If a shareholder of the Fund fails to affirmatively elect that method, the basis determination will be made in accordance with the Fund’s default basis method which is average basis. The basis determination method the Fund shareholder elects may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from the redemption of shares, the Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them. Fund shareholders who acquire and hold shares through a financial intermediary should contact their financial intermediary for information related to the basis election and reporting.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other “exempt recipient.”

Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your federal income tax liability or refunded.

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FATCA - Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of certain ordinary dividends it pays after June 30, 2014, and 30% of the gross proceeds of share redemptions and certain capital gain distributions it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9.

Other Taxes - Statutory rules and regulations regarding state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the federal income taxation rules described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s participation situation.

DESCRIPTION OF THE TRUST

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The following individuals (and members of that individual’s “immediate family”), are eligible to purchase shares of the Institutional Class with an initial investment of less than $250,000: (i) employees of the Manager, (ii) employees of the sub-advisor for the Fund where it serves as sub-advisor, (iii) officers and directors of AMR Corporation, (iv) members of the Trust’s Board of Trustees, (v) employees of TPG/Pharos, and (vi) members of the Manager’s Board of Directors. The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons and daughters in law, a sibling’s spouse, a spouse’s sibling, aunts, uncles, nieces and nephews; relatives by virtue of remarriage (step-children, step-parents, etc.) are included. Any shareholders that the Manager transfers to the Institutional Class upon termination of the class of shares in which the shareholders were originally invested is also eligible for purchasing shares of the Institutional Class with an initial investment of less than $250,000.

The Investor Class was created to give individuals and other smaller investors an opportunity to invest in the American Beacon Funds. The Institutional and Y Classes were created to manage money for large institutional investors, including pension and 401(k) plans. The A Class and C Class were created for investors investing in the funds through their broker-dealers or other financial intermediaries.

FINANCIAL STATEMENTS

The Trust’s independent registered public accounting firm, Ernst & Young LLP, audits and reports on the Fund’s annual financial statements. The audited financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. As of the date hereof, the Fund has not commenced operations. Accordingly, financial statements are not available for the Fund.

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APPENDIX A

AMERICAN BEACON FUNDS

AMERICAN BEACON SELECT FUNDS

PROXY VOTING POLICY AND PROCEDURES

Last Amended July 1, 2012

Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of shareholders of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Funds”). Therefore, these Proxy Voting Policy and Procedures (the “Policy”) have been adopted by the Funds.

The Funds are managed by American Beacon Advisors, Inc. (the “Manager”). The Manager allocates discrete portions of the American Beacon Funds among sub-advisors, but the Manager may directly manage all or a portion of the assets of certain Funds directly. The Funds’ Boards of Trustees have delegated proxy voting authority to the Manager. The Manager has in turn delegated proxy voting authority to each sub-advisor with respect to the sub-advisor’s respective portion of the Fund(s) under management, but the Manager has retained the authority to override a proposed proxy voting decision by a sub-advisor. For the securities held in their respective portion of each Fund, the Manager and the sub-advisors make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the applicable Fund and approved by the applicable Fund’s Board of Trustees.

Conflicts of Interest

The Board of Trustees seeks to ensure that proxies are voted in the best interests of Fund shareholders. For certain proxy proposals, the interests of the Manager, the sub-advisors and/or their affiliates may differ from Fund shareholders’ interests. To avoid the appearance of impropriety and to fulfill their fiduciary responsibility to shareholders in these circumstances, the Manager and the sub-advisors are required to establish procedures that are reasonably designed to address material conflicts between their interests and those of the Funds.

When a sub-advisor deems that it is conflicted with respect to a voting matter, its policy may call for it to seek voting instructions from the client. The Manager is authorized by the Boards of Trustees to consider any such matters and provide voting instructions to the sub-advisor, unless the Manager has determined that its interests are conflicted with Fund shareholders with respect to the voting matter. In those instances, the Manager will vote in accordance with the recommendation of a third-party proxy voting advisory service.

Each American Beacon Fund has the ability to invest in the shares of any of the American Beacon Select Funds. For example, the American Beacon High Yield Bond Fund may purchase shares of the American Beacon Money Market Select Fund. If the American Beacon Money Market Select Fund issues a proxy for which the American Beacon High Yield Bond Fund is entitled to vote, the Manager’s interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will vote in accordance with the American Beacon Select Funds Board of Trustees’ recommendations in the proxy statement.

If the methods for addressing conflicts of interest, as described above, are deemed by the Manager to be unreasonable due to cost, timing or other factors, then the Manager may decline to vote in those instances.

Securities on Loan

The Manager shall engage a proxy voting service to notify the Manager before the record date about the occurrence of future shareholder meetings, as feasible. The Manager will determine whether or not to recall shares of the applicable security that are on loan with the intent of the Manager or the sub-advisor, as applicable, voting such shares. The Manager’s determination shall be based on factors which may include the nature of the meeting (i.e., annual or special), the percentage of the proxy issuer’s outstanding securities on loan, any other information regarding the proxy proposals of which the Manager may be aware, and the loss of securities lending income to the Fund as a result of recalling the shares on loan.

Recordkeeping

The Manager and the sub-advisors shall maintain records of all votes cast on behalf of the Funds. Such documentation will include the firm’s proxy voting policies and procedures company reports provided by proxy voting advisory services, additional information gathered by the Manager or sub-advisor that was material to reaching a voting decision, and communications to the Manager regarding any identified conflicts. The Manager and the sub-advisors shall maintain voting records in a manner to facilitate the Funds’ production of the Form N-PX filing on an annual basis.

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Disclosure

The Manager will coordinate the compilation of the Fund’s proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the Manager and the sub-advisors, as applicable, in each Fund’s Statement of Additional Information (“SAI”). In each Fund’s annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the Manager and the sub-advisors, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Fund’s website (if applicable), and c) on the SEC’s website in the SAI. The SAI and shareholder reports will also disclose that the Fund’s proxy voting record is available by toll-free telephone request (or on the Funds’ website) and on the SEC’s website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

Manager Oversight

The Manager shall review a sub-advisor’s proxy voting policies and procedures for compliance with this Policy and applicable laws and regulations prior to initial delegation of proxy voting authority and on at least an annual basis thereafter.

Board Oversight

On at least an annual basis, the Manager will present a summary of the voting records of the Fund to the Boards of Trustees for their review. The Manager will notify the Boards of Trustees of any material changes to its proxy voting policies and procedures.

AMERICAN BEACON ADVISORS, INC.

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of the advisory clients of American Beacon Advisors, Inc. (“AmBeacon”). AmBeacon’s proxy voting policies and procedures are designed to implement AmBeacon’s duty to vote proxies in clients’ best interests. Given that AmBeacon manages portfolios that invest solely in fixed-income securities, the only securities for which we expect to receive proxies are money market mutual funds. As such, the proxy voting policies and procedures set forth voting guidelines for the proxy issues and proposals common to money market funds.

For routine proposals that will not change the structure, bylaws or operations of the money market fund, AmBeacon’s policy is to support management; however, each proposal will be considered individually focusing on the financial interests of the client portfolio. Non-routine proposals, such as board elections, advisory contract and distribution plan approvals, investment objective changes, and mergers, will generally be reviewed on a case-by-case basis with AmBeacon first and foremost considering the effect of the proposal on the portfolio.

Items to be evaluated on a case-by-case basis and proposals not contemplated in the policies set forth above will be assessed by AmBeacon. In these situations, AmBeacon will use its judgment to vote in the best interest of the client portfolio. For all proposals, especially controversial or case-by-case evaluations, AmBeacon will be responsible for individually identifying significant issues that could impact the investment performance of the portfolio.

AmBeacon manages portfolios for the American Beacon Funds (the “Beacon Funds”) and the American Beacon Select Funds (the “Select Funds”). AmBeacon may invest a Beacon Fund in shares of one or more Select Funds. If a Select Fund solicits a proxy for which a Beacon Fund is entitled to vote, AmBeacon’s interests as manager of the Select Fund seeking shareholder votes may conflict with the interests of the Beacon Fund as shareholder of the Select Fund. To avoid the appearance of a conflict of interests in these cases, AmBeacon will vote the Beacon Fund’s shares in accordance with the Beacon Fund’s Board of Trustees’ recommendations in the proxy statement.

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APPENDIX B

PROXY VOTING POLICIES — INVESTMENT SUB-ADVISOR

proxy voting policies and procedures

Acadian Asset Management LLC

Policy:

Acadian will accept the fiduciary responsibility to vote proxies if directed by a client. Acadian has adopted a proxy voting policy reasonably designed to ensure that it votes proxies in the best interest of clients. Acadian utilizes the services of an unaffiliated proxy firm to help manage the proxy voting process and to research and vote proxies on behalf of Acadian’s clients. Unless a client provides a client specific voting criteria to be followed when voting proxies on behalf of holdings in their portfolio, each vote is made according to predetermined guidelines agreed to between the proxy firm and Acadian. Acadian believes that utilizing this proxy service firm helps Acadian vote in the best interest of clients and insulates Acadian’s voting decisions from any potential conflicts of interest.

When voting proxies on behalf of our clients, Acadian assumes a fiduciary responsibility to vote in our clients' best interests. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Acadian acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Acadian has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.

Procedures:

Proxy Voting Guidelines

Acadian acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. To assist in this effort, Acadian has retained Institutional Shareholder Services (“ISS”) to research and vote its proxies. ISS provides proxy-voting analysis and votes proxies in accordance with predetermined guidelines. Relying on ISS to vote proxies ensures that Acadian votes in the best interest of its clients and insulates Acadian’s voting decisions from any potential conflicts of interest. Acadian will also accept specific written proxy voting instructions from a client and communicate those instructions to ISS to implement when voting proxies involving that client’s portfolio.

There may be occasions when Acadian determines that not voting a proxy may be in the best interests of clients; for example, when the cost of voting the proxy exceeds the expected benefit to the client or in share blocking markets.

Unless contrary instructions are received from a client, Acadian has instructed ISS to not vote proxies in so-called "share blocking" markets. Share-blocking markets are markets where proxy voters have their securities blocked from trading during the period of the annual meeting.  The period of blocking typically lasts anywhere from a few days to two weeks.  During the period, any portfolio holdings in these markets cannot be sold without a formal recall.  The recall process can take time, and in some cases, cannot be accomplished at all.  This makes a client’s portfolio vulnerable to a scenario where a stock is dropping in attractiveness but cannot be sold because it has been blocked. Shareholders who do not vote are not subject to the blocking procedure.

Acadian also reserves the right to override ISS vote recommendations under certain circumstances. Acadian will only do so if they believe that voting contrary to the ISS recommendation is in the best interest of clients. All overrides will be approved by an Officer of Acadian and will be documented with the reasons for voting against the ISS recommendation.

Conflicts of Interest

Occasions may arise during the voting process in which the best interest of clients conflicts with Acadian’s interests. In these situations ISS will continue to follow the same predetermined guidelines as formally agreed upon between Acadian and ISS before such conflict of interest existed. Conflicts of interest generally include (i) business relationships where Acadian has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of Acadian has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative.

B-1

If Acadian learns that a conflict of interest exists, the Proxy Coordinator will prepare a report to the Compliance Committee that identifies (i) the details of the conflict of interest, (ii) whether or not the conflict is material, and (iii) procedures to ensure that Acadian makes proxy voting decisions based on the best interests of clients. If Acadian determines that a material conflict exists, it will defer to ISS to vote the proxy in accordance with the predetermined voting policy.

Voting Policies

Acadian has adopted the proxy voting policies developed by ISS, summaries of which can be found at http://www.issgovernance.com/policy and which are deemed to be incorporated herein. The policies have been developed based on ISS’ independent, objective analysis of leading corporate governance practices and their support of long-term shareholder value. Acadian may change its proxy voting policy from time to time without providing notice of changes to clients.

Voting Process

Acadian has appointed the head of Operations to act as Proxy Coordinator. The Proxy Coordinator acts as coordinator with ISS including ensuring proxies Acadian is responsible to vote are forwarded to ISS, overseeing that ISS is voting assigned client accounts and maintaining appropriate authorization and voting records.

After ISS is notified by the custodian of a proxy that requires voting and/or after ISS cross references their database with a routine download of Acadian holdings and determines a proxy requires voting, ISS will review the proxy and make a voting proposal based on the recommendations provided by their research group. Any electronic proxy votes will be communicated to the proxy solicitor by ISS Global Proxy Distribution Service and Broadridge’s Proxy Edge Distribution Service, while non-electronic ballots, or paper ballots, will be faxed, telephoned or sent via Internet. ISS assumes responsibility for the proxies to be transmitted for voting in a timely fashion and maintains a record of the vote, which is provided to Acadian on a monthly basis. Proxy voting records are available to all clients upon request.

Proxy Voting Record

Acadian’s Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how Acadian/ ISS voted the proxy (for, against, abstained) and (viii) whether the proxy was voted for or against management.

All documents must be retained in accordance with Acadian’s Record Retention Policy.

B-2

APPENDIX C

Ratings Definitions

Below are summaries of the ratings definitions used by some of the rating organizations. Those ratings represent the opinion of the rating organizations as to the credit quality of the issues that they rate. The summaries are based upon publicly available information provided by the rating organizations.

Ratings of Long-Term Obligations — The Fund utilizes ratings provided by rating organizations in order to determine eligibility of long-term obligations. The ratings described in this section may also be used for evaluating the credit quality for preferred stocks.

Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of bonds. The rating organizations may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a bond.

The four highest Moody’s ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. Obligations rated A are considered upper-medium grade and are subject to low credit risk. Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Moody’s ratings of Ba, B, Caa, Ca and C are considered below investment grade. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk. Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest. Moody’s also appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The four highest Standard & Poor’s ratings for long-term obligations are AAA, AA, A and BBB. An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Standard & Poor’s ratings of BB, B, CCC, CC, C and D are considered below investment grade and are regarded as having significant speculative characteristics. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

C-1

The four highest ratings for long-term obligations by Fitch Ratings are AAA, AA, A and BBB. Obligations rated AAA are deemed to be of the highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA are deemed to be of very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A are deemed to be of high credit quality. An A rating denotes expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB are deemed to be of good credit quality. BBB ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Fitch’s ratings of BB, B, CCC, CC, C, RD and D are considered below investment grade or speculative grade. Obligations rated BB are deemed to be speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. Obligations rated B are deemed to be highly speculative. For issuers and performing obligations, B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of RR1 (outstanding). Obligations rated CCC indicate, for issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of RR2 (superior), or RR3 (good) or RR4 (average). Obligations rated CC indicate, for issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of RR4 (average) or RR5 (below average). Obligations rated C indicate, for issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of RR6 (poor). Obligations rated RD indicate an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. Obligations rated D indicate an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: (a) failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; (b) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or (c) the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation. Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Standard & Poor’s and Fitch Ratings apply indicators (such as “+” and “-”) to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

Ratings of Municipal Obligations — Moody’s ratings for short-term investment-grade municipal obligations are designated Municipal Investment Grade (MIG or VMIG in the case of variable rate demand obligations) and are divided into three levels — MIG/VMIG 1, MIG/VMIG 2 and MIG/VMIG 3. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements. The MIG/VMIG 1 rating denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing. The MIG/VMIG 2 rating denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group. The MIG/VMIG 3 rating denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established. An SG rating denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. A rating of SP-2 denotes a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. A rating of SP-3 denotes a speculative capacity to pay principal and interest.

Ratings of Short-Term Obligations — Moody’s short-term ratings, designated as P-1, P-2 or P-3, are opinions of the ability of issuers to honor short-term financial obligations that generally have an original maturity not exceeding thirteen months. The rating P-1 is the highest short-term rating assigned by Moody’s and it denotes an issuer (or supporting institution) that has a superior ability to repay short-term debt obligations. The rating P-2 denotes an issuer (or supporting institution) that has a strong ability to repay short-term debt obligations. The rating P-3 denotes an issuer (or supporting institution) that has an acceptable ability for repayment of senior short-term policyholder claims and obligations.

C-2

Standard & Poor’s short-term ratings are generally assigned to obligations with an original maturity of no more than 365 days — including commercial paper. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings’ short-term ratings have a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. A rating of F1 denotes an obligation of the highest credit quality. It indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature. A rating of F2 denotes good credit quality. It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings. A rating of F3 denotes fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade. A rating of B denotes an obligation that is speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions. A rating of C denotes a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment. A rating of D indicates an entity or sovereign that has defaulted on all of its financial obligations.

C-3

AMERICAN BEACON FUNDS

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)		Amended and Restated Declaration of Trust, dated July 31, 2012 – (lii)

(b)		Amended and Restated Bylaws, dated June 4, 2013 – (lvii)

(c)		Rights of holders of the securities being registered are contained in Articles III, VIII, X, XI and XII of the Registrant’s Declaration of Trust and Articles III, V, VI and XI of the Registrant’s Bylaws

(d)	(1)(A)	Management Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds, American Beacon Master Trust and American Beacon Advisors, Inc., dated September 12, 2008 – (xx)

	(1)(B)	Amended and Restated Schedule A to Management Agreement, dated August 26, 2013 - (lvv)

	(2)(A)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated September 12, 2008 – (xxxix)

	(2)(A)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated July 1, 2012 – (lii)

	(2)(B)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Brandywine Global Investment Management, LLC, dated September 12, 2008 – (xxxix)

	(2)(C)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Brandywine Global Investment Management, LLC, dated June 24, 2011 – (xlii)

	(2)(C)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Brandywine Global Investment Management, LLC, dated July 1, 2012- (lii)

	(2)(D)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Calamos Advisors LLC, dated September 12, 2008 – (xxxix)

	(2)(D)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Calamos Advisors LLC, dated July 1, 2012 – (lii)

	(2)(E)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Causeway Capital Management LLC, dated September 12, 2008 – (xxxix)

Part C - 1

(2)(F)(i)	Amended and Restated Investment Advisory Agreement between American Beacon Advisors, Inc. and Dreman Value Management LLC, dated January 19, 2011 – (xxxix)

(2)(F)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Dreman Value Management LLC, dated July 1, 2012 – (lii)

(2)(G)(i)	Amended and Restated Investment Advisory Agreement between American Beacon Advisors, Inc. and Franklin Advisers, Inc., dated January 13, 2011 – (xxxix)

(2)(G)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Franklin Advisers, Inc. dated July 1, 2012 – (lii)

(2)(H)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Hotchkis and Wiley Capital Management, LLC, dated September 12, 2008 – (xlii)

(2)(H)(ii)	Amended Schedule A to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Hotchkis and Wiley Capital Management, LLC, dated March 17, 2011 – (xlii)

(2)(H)(iii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Hotchkis and Wiley Capital Management, LLC, dated July 1, 2012 – (lii)

(2)(I)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Lazard Asset Management LLC, dated September 12, 2008 – (xxxix)

(2)(J)(i)	Amended and Restated Investment Advisory Agreement between American Beacon Advisors, Inc. and Logan Circle Partners, L.P., dated January 14, 2011 – (xxxix)

(2)(J)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Logan Circle Partners, L.P., dated July 1, 2012 – (lii)

(2)(K)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Morgan Stanley Investment Management, Inc., dated September 12, 2008 – (xxxix)

(2)(K)(ii)	Amendment to Investment Advisory Agreement between American Beacon Advisors, Inc. and Morgan Stanley Investment Management, Inc., dated January 1, 2009 – (xxxix)

(2)(L)	Investment Advisory Agreement between American Beacon Advisors, Inc. and NISA Investment Advisors, L.L.C., dated September 12, 2008 – (xxxix)

(2)(M)(i)	Amended and Restated Investment Advisory Agreement between American Beacon Advisors, Inc. and Opus Capital Group, LLC, dated January 14, 2011 – (xxxix)

Part C - 2

(2)(M)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Opus Capital Group, LLC, dated July 1, 2012 – (lii)

(2)(N)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Pzena Investment Management, LLC, dated September 12, 2008 – (xxxix)

(2)(N)(ii)	Amendment to Investment Advisory Agreement between American Beacon Advisors, Inc. and Pzena Investment Management, LLC, dated April 1, 2009 – (xxxix)

(2)(N)(iii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Pzena Investment Management, LLC, dated July 1, 2012 – (lii)

(2)(O)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Templeton Investment Counsel, LLC, dated September 12, 2008 – (xxxix)

(2)(P)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and The Boston Company Asset Management, LLC, dated September 12, 2008 – (xxxix)

(2)(P)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and The Boston Company Asset Management, LLC, dated July 1, 2012 – (lii)

(2)(Q)	Amended and Restated Investment Advisory Agreement between American Beacon Advisors, Inc. and Standish Mellon Asset Management Company LLC dated January 20, 2011 – (xxxix)

(2)(R)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Zebra Capital Management, LLC dated May 25, 2010 – (xxxix)

(2)(R)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Zebra Capital Management, LLC, dated July 1, 2012 – (lii)

(2)(R)(iii)	Amended and Restated Schedule A to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Zebra Capital Management, LLC, dated January 1, 2013 – (liii)

(2)(S)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Strategic Income Management, LLC – (xxxvii)

(2)(S)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Strategic Income Management, LLC, dated July 1, 2012 – (lii)

(2)(T)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Dean Capital Management, LLC - (xliii)

(2)(T)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Dean Capital Management, LLC, dated July 1, 2012 – (lii)

Part C - 3

(2)(U)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Fox Asset Management, LLC - (xliii)

(2)(U)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Fox Asset Management, LLC, dated July 1, 2012 – (lii)

(2)(V)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Signia Capital Management, LLC (xliii)

(2)(V)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Signia Capital Management, LLC, dated July 1, 2012 – (lii)

(2)(W)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Brandes Investment Partners, L.P. dated January 20, 2011 – (xxxix)

(2)(X)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Massachusetts Financial Services Company – (xxxv)

(2)(X)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Massachusetts Financial Services Company, dated July 1, 2012 – (lii)

(2)(Y)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and GAM International Management Limited, dated June 27, 2011 - (xlii)

(2)(Y)(ii)	Amended and Restated Schedule A to the Investment Advisory Agreement between American Beacon Advisors, Inc. and GAM International Management Limited, dated August 10, 2011 – (xliv)

(2)(Y)(iii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and GAM International Management Limited, dated July 1, 2012 – (lii)

(2)(Z)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Pacific Investment Management Company LLC, dated June 24, 2011 – (xlii)

(2)(Z)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Pacific Investment Management Company LLC, dated July 1, 2012 – (lii)

(2)(AA)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Lee Munder Capital Group, LLC, dated June 13, 2011 – (xlii)

(2)(AA)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors and Lee Munder Capital Group, LLC, dated July 1, 2012 – (lii)

(2)(BB)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Stephens Investment Management Group, LLC, dated November 21, 2011 - (xlvi)

Part C - 4

	(2)(BB)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Stephens Investment Management Group, LLC, dated July 1, 2012 – (lii)

	(2)(CC)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Bridgeway Capital Management, Inc., dated November 17, 2011 – (xlv)

	(2)(CC)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Bridgeway Capital Management, Inc., dated July 1, 2012 – (lii)

	(2)(CC)(iii)	Second Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Bridgeway Capital Management, Inc., dated May 1, 2013 - (lvii)

	(2)(DD)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Holland Capital Management LLC, dated January 6, 2012 – (xlix)

	(2)(DD)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Holland Capital Management LLC, dated July 1, 2012 – (lii)

	(2)(DD)(iii)	Second Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Holland Capital Management LLC, dated October 9, 2012 – (liii)

	(2)(EE)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and PENN Capital Management Company, Inc., dated September 13, 2011 - (xlvi)

	(2)(EE)(ii)	Investment Advisory Agreement between American Beacon Advisors, Inc. and PENN Capital Management Company, Inc., dated July 1, 2012 – (lii)

	(2)(FF)	Investment Advisory Agreement between American Beacon Advisors, Inc. and The London Company of Virginia, LLC, dated May 21, 2012 – (li)

	(2)(GG)	Investment Advisory Agreement among the American Beacon Earnest Partners Emerging Markets Equity Fund, American Beacon Advisors, Inc. and Earnest Partners, LLC, dated August 26, 2013 – (lvv)

	(2)(HH)	Investment Advisory Agreement among American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Advisors Inc. and Acadian Asset Management LLC, dated September 6, 2013 – (filed herewith)

	(2)(II)	Investment Advisory Agreement among American Beacon SGA Global Growth Fund, American Beacon Advisors Inc. and Sustainable Growth Advisers, LP – (to be filed by subsequent amendment)

(e)	(1)	Form of Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated March 31, 2009 – (xxx)

Part C - 5

	(2)(A)	Amended and Restated Appendix A to the Distribution Agreement among American Beacon Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated February 1, 2012 – (xlv)

	(2)(B)	Amendment to the Amended and Restated Appendix A to the Distribution Agreement among American Beacon Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated August 9, 2013 – (lvv)

(f)		Bonus, profit sharing or pension plans – (none)

(g)	(1)	Agreement between Registrant and State Street Bank and Trust Company, dated December 1, 1997 – (ii)

	(2)	Amended and Restated Schedule D to the Custodian Agreement, dated December 20, 2012 – (liii)

	(3)	Amendment to Amended and Restated Schedule D to the Custodian Agreement, effective as of August 28, 2013 – (lvv)

(h)	(1)(A)	Transfer Agency Policy and Service Agreement between Registrant and State Street Bank and Trust Company, dated January 1, 1998 – (ii)

	(1)(B)	Amendment to Transfer Agency and Service Agreement regarding anti-money laundering procedures, dated July 24, 2002 – (viii)

	(1)(C)	Amendment to Transfer Agency and Service Agreement regarding anti-money laundering procedures, dated September 24, 2002 – (ix)

	(1)(D)	Amendment to Transfer Agency and Service Agreement to replace fee schedule, dated March 26, 2004 – (xviii)

	(1)(E)	Amended and Restated Schedule A to the Transfer Agency and Service Agreement, dated August 9, 2013 – (lv)

	(1)(F)	Securities Lending Agency Agreement between the American Beacon Funds and Brown Brothers Harriman & Co., dated March 15, 2008 – (xxxvi)

	(2)(A)	First Amendment to the Securities Lending Agency Agreement, dated May 2, 2008 – (xxxvi)

	(2)(B)	Second Amendment to the Securities Lending Agency Agreement, dated May 20, 2009 – (xxxvi)

	(2)(C)	Third Amendment to the Securities Lending Agency Agreement, dated November 3, 2009 – (xxxvi)

	(3)(A)	Restated and Amended Administration Agreement among American Beacon Funds, the American Beacon Select Funds, and American Beacon Advisors, Inc., dated May 10, 2012 – (li)

	(3)(B)	Amended and Restated Schedule A to Restated and Amended Administration Agreement among American Beacon Funds, the American Beacon Select Funds, and American Beacon Advisors, Inc., dated August 9, 2013 – (lvv)

Part C - 6

(4)(A)	Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 – (iii)

(4)(B)	Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Mid-Cap Value Fund and Emerging Markets Fund, dated June 30, 2004 – (xiii)

(4)(C)	Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Master Trust, American Beacon Advisors, Inc. and State Street Bank and Trust Company, dated March 1, 2005 – (xxxvi)

(4)(D)	Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Master Trust, American Beacon Advisors, Inc. and State Street Bank and Trust Company, dated December 7, 2010 – (xxxvi)

(4)(E)	Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Master Trust, American Beacon Advisors, Inc. and State Street Bank and Trust Company, dated February 6, 2012 – (xlv)

(4)(F)	Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and State Street Bank and Trust Company, dated May 29, 2012 – (li)

(4)(G)	Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and State Street Bank and Trust Company dated January 1, 2013 – (liii)

(4)(H)	Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and State Street Bank and Trust Company dated August 28, 2013 – (filed herewith)

(5)	Service Plan Agreement for the American Beacon Funds Investor Class, dated March 6, 2009 – (xxiii)

(6)	Service Plan Agreement for the American Beacon Funds Advisor Class (formerly known as the AAdvantage Funds Service Class), dated May 1, 2003 – (x)

(7)(A)	Service Plan Agreement for the American Beacon Funds Retirement Class, dated April 30, 2009 – (xxii)

(7)(B)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds Retirement Class, dated December 15, 2010 – (xxxvi)

Part C - 7

(8)(A)	Service Plan Agreement for the American Beacon Funds Y Class, dated July 24, 2009 – (xxiii)

(8)(B)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds Y Class, dated August 26, 2013 – (lvv)

(9)(A)	Service Plan Agreement for the American Beacon Funds A Class, dated February 16, 2010 – (xxvii)

(9)(B)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds A Class, dated August 26, 2013 – (lvv)

(10)(A)	Service Plan Agreement for the American Beacon Funds C Class, dated May 25, 2010 – (xxxi)

(10)(B)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds C Class, dated August 26, 2013 – (lvv)

(11)	Master-Feeder Participation Agreement among Small Cap Index Fund, International Equity Index Fund, Quantitative Master Series Trust, and Princeton Funds Distributor, Inc., dated June 30, 2000 – (iv)

(12)	Master-Feeder Participation Agreement among S&P 500 Index Fund, Equity 500 Index Portfolio and SSgA Funds Management, Inc., dated May 1, 2001 – (vii)

(13)	Amended and Restated Credit Agreement between American Beacon Funds and American Beacon Advisors, Inc., dated January 31, 2008 – (xix)

(14)(A)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated November 8, 2011 – (xliv)

(14)(B)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated January 27, 2012 – (xlv)

(14)(C)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated January 31, 2012 – (xlvii)

(14)(D)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated February 23, 2012 – (l)

(14)(E)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon London Company Income Equity Fund, dated May 14, 2012 – (li)

(14)(F)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated January 31, 2013 – (liv)

(14)(G)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated March 8, 2013 – (lv)

(14)(H)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon Earnest Partners Emerging Markets Equity Fund, dated August 9, 2013 – (lvv)

(14)(I)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon Acadian Emerging Markets Managed Volatility Fund, dated August 9, 2013 – (filed herewith)

Part C - 8

(i)		Opinion and consent of counsel – (filed herewith)

(j)		Consent of Independent Registered Public Accounting Firm – (none)

(k)		Financial statements omitted from prospectus – (none)

(l)		Letter of investment intent – (i)

(m)	(1)	Distribution Plan pursuant to Rule 12b-1 for the Advisor Class (formerly known as the Service Class) – (x)

	(2)(A)	Distribution Plan pursuant to Rule 12b-1 for the Retirement Class – (xxiii)

	(2)(B)	Amended and Restated Schedule A to the Distribution Plan pursuant to Rule 12b-1 for the Retirement Class, dated December 15, 2010 – (xxxvi)

	(3)(A)	Distribution Plan pursuant to Rule 12b-1 for the A Class – (xxx)

	(3)(B)	Amended and Restated Schedule A to the Distribution Plan pursuant to Rule 12b-1 for the A Class, dated August 26, 2013 – (lvv)

	(4)(A)	Distribution Plan pursuant to Rule 12b-1 for the C Class – (xxxi)

	(4)(B)	Amended and Restated Schedule A to the Distribution Plan pursuant to Rule 12b-1 for the C Class, dated August 26, 2013 – (lvv)

(n)		Amended and Restated Plan Pursuant to Rule 18f-3, dated March 9, 2011 – (xl)

(p)	(1)	Code of Ethics of American Beacon Advisors, Inc., American Beacon Funds, and American Beacon Select Funds, dated March 8, 2012 – (xlviii)

	(2)	Code of Ethics of State Street Master Funds, dated April 1, 2012 – (l)

	(3)	Code of Ethics of Quantitative Master Series LLC, dated March 22, 2013 – (lvi)

	(4)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2010 – (xxxviii)

	(5)	Code of Ethics of Brandywine Global Investment Management, LLC, dated January 2011 – (xl)

	(6)	Code of Ethics and Insider Trading Policy of Calamos Advisors LLC, dated March 17, 2009 – (xxxvi)

	(7)	Code of Ethics of Causeway Capital Management LLC, dated April 25, 2005 and revised August 10, 2010– (xxxvi)

	(8)	Code of Ethics and Insider Trading Policy of Dreman Value Management LLC, February 24, 2010 – (xxxvi)

	(9)	Code of Ethics and Policy Statement on Insider Trading of Franklin Advisers, Inc., revised April 2012– (liv)

Part C - 9

(10)	Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated August 2009 – (xxxvi)

(11)	Code of Ethics and Personal Investment Policy of Lazard Asset Management LLC, dated January 2012 – (lii)

(12)	Code of Ethics and Personal Trading Guidelines of Morgan Stanley Investment Management Inc., effective September 17, 2010 – (xxxvi)

(13)	Code of Ethics and Standard of Professional Conduct of NISA Investment Advisors, L.L.C., dated February 2013 – (lvii)

(14)	Code of Business Conduct and Ethics of Opus Capital Group, LLC, dated January 7, 2005 and revised March 31, 2010 – (xxxvi)

(15)	Code of Business Conduct and Ethics of Pzena Investment Management, LLC, revised January 2009 – (xxi)

(16)	Code of Ethics and Policy Statement on Insider Trading of Templeton Investments Counsel, LLC, dated May 2010 – (xxxvi)

(17)	Code of Conduct and Personal Securities Trading Policy of The Bank of New York Mellon, parent company of The Boston Company Asset Management, LLC and Standish Mellon Asset Management LLC, dated March 2012 – (liv)

(18)	Code of Ethics of Zebra Capital Management, LLC, dated November 2011 – (xlviii)

(19)	Code of Ethics for Strategic Income Management, LLC, dated March 2013 – (lvii)

(20)	Code of Ethics for Dean Capital Management, LLC, dated November 2011 – (xlviii)

(21)	Code of Ethics for Fox Asset Management, LLC – (xxxiv)

(22)	Code of Ethics for Signia Capital Management, LLC – (xlviii)

(23)	Code of Ethics of Massachusetts Financial Services Co., dated March 27, 2012 – (liv)

(24)	Code of Ethics of Brandes Investment Partners, L.P., dated August 15, 2010 – (xlii)

(25)	Code of Ethics of Fortress Investment Group LLC (on behalf of Logan Circle Partners, L.P.), dated January 2012 – (xlviii)

(26)	Code of Ethics of GAM International Management Limited – (xli)

(27)	Code of Ethics of Pacific Investment Management Company LLC (PIMCO), dated May 2009 (xl)

(28)	Code of Ethics for Lee Munder Capital Group, LLC, dated March 2011 (xlii)

(29)	Code of Ethics for Stephens Investment Management Group, LLC, dated April 2012 (liv)

(30)	Code of Ethics for Bridgeway Capital Management, Inc., dated June 23, 2011 – (xlv)

Part C - 10

(31)	Code of Ethics for Holland Capital Management LLC, dated June 2012 (liv)

(32)	Code of Ethics for PENN Capital Management Company, Inc., dated February 21, 2012 (xlvi)

(33)	Code of Ethics for The London Company of Virginia, LLC, dated April 2, 2012 - (li)

(34)	Code of Ethics for Earnest Partners, dated August 4, 2008 – (lvii)

(35)	Code of Ethics for Sustainable Growth Advisers, LP – (lviii)

(36)	Code of Ethics for Acadian Asset Management LLC, dated January 2013 – (lviv)

Other Exhibits

Powers of Attorney for Trustees of American Beacon Funds and the American Beacon Select Funds, dated August 9, 2012 – (filed herewith)

Powers of Attorney for Trustees of the State Street Master Funds, dated April 30, 2013 – (lvi)

Powers of Attorney for Trustees of the Quantitative Master Series LLC, dated February 22, 2013 – (lvi)

_________________________

(i)	Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 18, 1997. (File Nos. 811-04984 and 033-11387)

(ii)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 27, 1998. (File Nos. 811-04984 and 033-11387)

(iii)	Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 21, 1999. (File Nos. 811-04984 and 033-11387)

(iv)	Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 7, 2000. (File Nos. 811-04984 and 033-11387)

(v)	Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 29, 2000. (File Nos. 811-04984 and 033-11387)

(vi)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2001. (File Nos. 811-04984 and 033-11387)

(vii)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2002. (File Nos. 811-04984 and 033-11387)

(viii)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 1, 2002. (File Nos. 811-04984 and 033-11387)

(ix)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2003. (File Nos. 811-04984 and 033-11387)

Part C - 11

(x)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2003. (File Nos. 811-04984 and 033-11387)

(xi)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 1, 2003. (File Nos. 811-04984 and 033-11387)

(xii)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2004. (File Nos. 811-04984 and 033-11387)

(xiii)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004. (File Nos. 811-04984 and 033-11387)

(xiv)	Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 15, 2004. (File Nos. 811-04984 and 033-11387)

(xv)	Incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2005. (File Nos. 811-04984 and 033-11387)

(xvi)	Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 30, 2005. (File Nos. 811-04984 and 033-11387)

(xvii)	Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 31, 2006. (File Nos. 811-04984 and 033-11387)

(xviii)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2007. (File Nos. 811-04984 and 033-11387)

(xix)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 29, 2008. (File Nos. 811-04984 and 033-11387)

(xx)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 31, 2008. (File Nos. 811-04984 and 033-11387)

(xxi)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 27, 2009. (File Nos. 811-04984 and 033-11387)

(xxii)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2009. (File Nos. 811-04984 and 033-11387)

(xxiii)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 3, 2009. (File Nos. 811-04984 and 033-11387)

(xxiv)	Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A of CNL Funds filed with the Securities and Exchange Commission on October 18, 2007 (File Nos. 333-140838 and 811-22017)

(xxv)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2009. (File Nos. 811-04984 and 033-11387)

(xxvi)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 26, 2010. (File Nos. 811-04984 and 033-11387)

Part C - 12

(xxvii)	Incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 16, 2010. (File Nos. 811-04984 and 033-11387)

(xxviii)	Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 18, 2010. (File Nos. 811-04984 and 033-11387)

(xxix)	Incorporated by reference to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2010. (File Nos. 811-04984 and 033-11387)

(xxx)	Incorporated by reference to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 17, 2010. (File Nos. 811-04984 and 033-11387)

(xxxi)	Incorporated by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 15, 2010. (File Nos. 811-04984 and 033-11387)

(xxxii)	Incorporated by reference to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2010. (File Nos. 811-04984 and 033-11387)

(xxxiii)	Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2010. (File Nos. 811-04984 and 033-11387)

(xxxiv)	Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 14, 2010. (File Nos. 811-04984 and 033-11387)

(xxxv)	Incorporated by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2010. (File Nos. 811-04984 and 033-11387)

(xxxvi)	Incorporated by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2010. (File Nos. 811-04984 and 033-11387)

(xxxvii)	Incorporated by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 14, 2011. (File Nos. 811-04984 and 033-11387)

(xxxviii)	Incorporated by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2011. (File Nos. 811-04984 and 033-11387)

(xxxix)	Incorporated by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2011. (File Nos. 811-04984 and 033-11387)

(xl)	Incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 18, 2011. (File Nos. 811-04984 and 033-11387)

(xli)	Incorporated by reference to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 19, 2011. (File Nos. 811-04984 and 033-11387)

(xlii)	Incorporated by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 1, 2011. (File Nos. 811-04984 and 033-11387)

Part C - 13

(xliii)	Incorporated by reference to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2011. (File Nos. 811-04984 and 033-11387)

(xliv)	Incorporated by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 29, 2011. (File Nos. 811-04984 and 033-11387)

(xlv)	Incorporated by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 2, 2012. (File Nos. 811-04984 and 033-11387)

(xlvi)	Incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 23, 2012. (File Nos. 811-04984 and 033-11387)

(xlvii)	Incorporated by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2012. (File Nos. 811-04984 and 033-11387)

(xlviii)	Incorporated by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 15, 2012. (File Nos. 811-04984 and 033-11387)

(xlix)	Incorporated by reference to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 23, 2012. (File Nos. 811-04984 and 033-11387)

(l)	Incorporated by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2012. (File Nos. 811-04984 and 033-11387)

(li)	Incorporated by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 25, 2012. (File Nos. 811-04984 and 033-11387)

(lii)	Incorporated by reference to Post-Effective Amendment No. 148 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2012. (File Nos. 811-04984 and 033-11387)

(liii)	Incorporated by reference to Post-Effective Amendment No. 151 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 27, 2012. (File Nos. 811-04984 and 033-11387)

(liv)	Incorporated by reference to Post-Effective Amendment No. 153 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 27, 2013. (File Nos. 811-04984 and 033-11387)

(lv)	Incorporated by reference to Post-Effective Amendment No. 155 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 28, 2013. (File Nos. 811-04984 and 033-11387)

(lvi)	Incorporated by reference to Post-Effective Amendment No. 158 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2013. (File Nos. 811-04984 and 033-11387)

(lvii)	Incorporated by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 14, 2013. (File Nos. 811-04984 and 033-11387)

(lviii)	Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 11, 2013. (File Nos. 811-04984 and 033-11387)

Part C - 14

(lviv)	Incorporated by reference to Post-Effective Amendment No. 163 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 11, 2013. (File Nos. 811-04984 and 033-11387)

(lvv)	Incorporated by reference to Post-Effective Amendment No. 164 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2013. (File Nos. 811-04984 and 033-11387)

Item 29. Persons Controlled by or under Common Control with Registrant

None.

Item 30. Indemnification

Article XI of the Declaration of Trust of the Trust provides that:

Limitation of Liability

Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Indemnification

Section 2.

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

Part C - 15

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

(i) such Covered Person shall have provided appropriate security for such undertaking;

(ii) the Trust is insured against losses arising out of any such advance payments; or

(iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Part C - 16

Numbered Paragraph 8 of the Management Agreement provides that:

8. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Fund in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to a Trust or acting in any business of a Trust, to be rendering such services to or acting solely for a Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

[Numbered Paragraph 9 of the Investment Advisory Agreement with Acadian Asset Management LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.]

Numbered Paragraph 9 of the Investment Advisory Agreement with Barrow, Hanley, Mewhinney & Straus, Inc. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Brandes Investment Partners, L.P. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 11 of the Investment Advisory Agreement with Brandywine Global Investment Management, LLC provides that:

11. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Part C - 17

Numbered Paragraph 9 of the Investment Advisory Agreement with Bridgeway Capital Management, Inc. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders, the Manager or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Manager shall indemnify the Adviser, its officers, directors and employees, and each person, if any, who, within the meaning of the Securities Act of 1933, controls the Adviser, for any liability and expenses, including without limitation, reasonable attorneys’ fees and expenses, which may be sustained as a result of the Manager’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder.

Numbered Paragraph 9 of the Investment Advisory Agreement with Calamos Advisors LLC provides that:

9. Liability of Adviser. Adviser will not be liable for any loss suffered by reason of any investment, decision, recommendation, or other action taken or omitted in what Adviser in good faith believes to be the proper performance of its duties hereunder. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Causeway Capital Management LLC provides that:

8. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Dean Capital Management, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Dreman Value Management LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Earnest Partners, LLC provides that:

Part C - 18

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Fox Asset Management, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Franklin Advisers, Inc. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with GAM International Management Limited provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Holland Capital Management LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Hotchkis and Wiley Capital Management, LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Lazard Asset Management LLC provides that:

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8. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Lee Munder Capital Group, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Logan Circle Partners, L.P. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Massachusetts Financial Services Co. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 7 of the Investment Advisory Agreement with Morgan Stanley Investment Management, Inc. provides that:

7. (a) Standard of Care. Except as may otherwise be provided by applicable laws and regulations, neither the Adviser nor any of its affiliates or its or their officers, directors, employees or agents shall be subject to any liability to the Manager, the Trust, the Portfolios or any shareholder of a Portfolio or the Trust for any error of judgment or any loss arising out of any investment or other act or omission in the course of, connected with, or arising out of any service to be rendered under this Agreement, except by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder. The Manager acknowledges and agrees that the Adviser makes no representation or warranty, express or implied, that any level of performance or investment results will be achieved by the Portfolios or the Assets designated by the Manager to the Adviser, or that the Portfolios or such Assets will perform comparably with any standard or index, including other clients of the Adviser, whether public or private.

(b) Indemnification. The Manager shall hold harmless and indemnify the Adviser for any and all claims, losses, liabilities, costs, damages or expenses (including reasonable attorneys fees) (“Losses”) incurred by the Adviser in connection with the performance of its duties hereunder; provided, however, that nothing contained herein shall require that the Adviser be indemnified for Losses resulting from willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder.

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The Adviser shall hold harmless and indemnify the Manager for any and all Losses incurred by the Manager that arise from the Adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder; provided, however, that nothing contained herein shall require that the Manager be indemnified for Losses resulting from willful misfeasance, bad faith or gross negligence in the performance of the Manager’s duties hereunder or by reason of the Manager’s reckless disregard of its obligations and duties hereunder.

Numbered Paragraph 8 of the Investment Advisory Agreement with NISA Investment Advisors, L.L.C. provides that:

8. Liability of Adviser. Adviser will not be liable for any loss suffered by reason of any investment, decision, recommendation, or other action taken or omitted in what Adviser in good faith believes to be the proper performance of its duties hereunder. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Opus Capital Group, LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Pacific Investment Management Company LLC provides that:

8. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with PENN Capital Management Company, Inc. provides that:

8. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Pzena Investment Management, LLC provides that:

Part C - 21

9. Liability of Adviser. The Adviser shall not be liable for any action taken or omitted to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Manager. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Signia Capital Management, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Standish Mellon Asset Management LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Manager shall indemnify, defend and hold harmless the Adviser for (a) any action taken, omitted or suffered by Adviser in connection with this Agreement or the services provided hereunder, unless such act or omission shall have resulted from Adviser’s willful misfeasance, bad faith or gross negligence; or (b) any loss arising from Adviser’s adherence to Manager’s instructions. Adviser shall in no event be liable for any indirect, incidental, special, punitive, exemplary or consequential damages in connection with or arising out of this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Stephens Investment Management Group, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Strategic Income Management, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Templeton Investment Counsel, LLC provides that:

Part C - 22

8. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with The Boston Company Asset Management, LLC provides that:

8. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with The London Company of Virginia, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Zebra Capital Management, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 11 of the Administration Agreement provides that:

11. Limitation of Liability of American Beacon Advisors, Inc. (“ABA”). ABA shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of ABA, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of ABA even though paid by it.

Section 4.2 of the Distribution Agreement provides that:

(a) Notwithstanding anything in this Agreement to the contrary, Foreside shall not be responsible for, and the Clients shall on behalf of each applicable Fund or Class thereof, indemnify and hold harmless Foreside, its employees, directors, officers and managers and any person who controls Foreside within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (for purposes of this Section 4.2(a), "Foreside Indemnitees") from and against, any and all losses, damages, costs, charges, reasonable counsel fees, payments, liabilities and other expenses of every nature and character (including, but not limited to, direct and indirect reasonable reprocessing costs) arising out of or attributable to all and any of the following (for purposes of this Section 4.2(a), a "Foreside Claim"):

Part C - 23

(i) any action (or omission to act) of Foreside or its agents taken in connection with this Agreement; provided, that such action (or omission to act) is taken in good faith and without willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement;

(ii) any untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of Foreside;

(iii) any material breach of the Clients' agreements, representations, warranties, and covenants in Sections 2.9 and 5.2 of this Agreement; or

(iv) the reliance on or use by Foreside or its agents or subcontractors of information, records, documents or services which have been prepared, maintained or performed by the Clients or any agent of the Clients, including but not limited to any Predecessor Records provided pursuant to Section 2.9(b).

(b) Foreside will indemnify, defend and hold the Clients and their several officers and members of their Governing Bodies and any person who controls the Clients within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (collectively, the "Clients Indemnitees" and, with the Foreside Indemnitees, an "Indemnitee"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon all and any of the following (for purposes of this Section 4.2(c), a "Clients Claim" and, with a Foreside Claim, a "Claim"):

(i) any material action (or omission to act) of Foreside or its agents taken in connection with this Agreement, provided that such action (or omission to act) is not taken in good faith and with willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement.

(ii) any untrue statement of a material fact contained in the Registration Statement or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in writing in connection with the preparation of the Registration Statement by or on behalf of Foreside; or

Part C - 24

(iii) any material breach of Foreside's agreements, representations, warranties and covenants set forth in Section 2.4 and 5.1 hereof

(d) The Clients or Foreside (for purpose of this Section 4.2(d), an "Indemnifying Party") may assume the defense of any suit brought to enforce any Foreside Claim or Clients Claim, respectively, and may retain counsel chosen by the Indemnifying Party and approved by the other Party, which approval shall not be unreasonably withheld or delayed. The Indemnifying Party shall advise the other Party that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Indemnifying Party assumes the defense of any such suit and retains counsel, the other Party shall bear the fees and expenses of any additional counsel that they retain. If the Indemnifying Party does not assume the defense of any such suit, or if other Party does not approve of counsel chosen by the Indemnifying Party, or if the other Party has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Indemnifying Party, the Indemnifying Party will reimburse any Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that the Indemnitee retains. An Indemnitee shall not settle or confess any claim without the prior written consent of the applicable Client, which consent shall not be unreasonably withheld or delayed.

(e) An Indemnifying Party's obligation to provide indemnification under this section is conditioned upon the Indemnifying Party receiving notice of any action brought against an Indemnitee within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the Person or Persons against whom the action is brought. The failure to provide such notice shall not relieve the Indemnifying Party of any liability that it may have to any Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by Foreside. The indemnification provisions of this section will inure exclusively to the benefit of each person that may be an Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

Section 4.3 of the Distribution Agreement provides that:

Notwithstanding anything in this Agreement to the contrary, except as specifically set forth below:

(a) Neither Party shall be liable for losses, delays, failure, errors, interruption or loss of data occurring directly or indirectly by reason of circumstances beyond its reasonable control, including, without limitation, acts of God; action or inaction of civil or military authority; public enemy; war; terrorism; riot; fire; flood; sabotage; epidemics; labor disputes; civil commotion; interruption, loss or malfunction of utilities, transportation, computer or communications capabilities; insurrection; or elements of nature;

(b) Neither Party shall be liable for any consequential, special or indirect losses or damages suffered by the other Party, whether or not the likelihood of such losses or damages was known by the Party;

Part C - 25

(c) No affiliate, director, officer, employee, manager, shareholder, partner, agent, counsel or consultant of either Party shall be liable at law or in equity for the obligations of such Party under this Agreement or for any damages suffered by the other Party related to this Agreement;

(d) Except as set forth in Section 4.2(f), there are no third party beneficiaries of this Agreement;

(e) Each Party shall have a duty to mitigate damages for which the other Party may become responsible;

(f) The assets and liabilities of each Fund are separate and distinct from the assets and liabilities of each other Fund, and no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise; and in asserting any rights or claims under this Agreement, Foreside shall look only to the assets and property of the Fund to which Foreside's rights or claims relate in settlement of such rights or claims; and

(g) Each Party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Supplemental Limited Indemnification from the Administrator

Each of the Trustees of the Trust has entered into an arrangement with the Trust’s Administrator, whereby she or he may be indemnified by the Administrator for liability arising from a failure of the Administrator to carry out its duties under the Administration Agreement with the Trust and for certain securities laws claims. The arrangement is principally designed to supplement the indemnification afforded under the Trust’s Declaration of Trust as well as liability coverage provided by insurance policies. The arrangement is limited to civil and administrative claims.

Part C - 26

Item 31.

I. Business and Other Connections of Investment Manager

American Beacon Advisors, Inc. (the “Manager”) offers investment management and administrative services to the Registrant. It acts in the same capacity to other investment companies, including those listed below.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of American Beacon Advisors, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with American Beacon Advisors, Inc.	Other Substantial Business and Connections
Michael M. Albert; Director	Director, Lighthouse Holdings, Inc.; Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.
Sonia L. Bates; Asst. Treasurer, Dir. Tax & Financial Reporting	Asst. Treasurer, Lighthouse Holdings, Inc.; Asst. Treasurer, Lighthouse Holdings Parent, Inc; Asst. Treasurer, American Private Equity Management, L.L.C..
Rosemary K. Behan; Secretary	Secretary, Lighthouse Holdings, Inc.; Secretary, Lighthouse Holdings Parent, Inc.; Secretary, American Private Equity Management, L.L.C.
Melinda G. Heika; Treasurer	Treasurer, Lighthouse Holdings, Inc.; Treasurer, Lighthouse Holdings Parent, Inc.; Treasurer, American Private Equity Management, L.L.C.
Gene L. Needles, Jr.; Director, President and Chief Executive Officer	Director, President, Lighthouse Holdings, Inc.; President, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.
John J. Okray; Asst. Secretary, Deputy General Counsel	Asst. Secretary, Lighthouse Holdings, Inc.; Asst. Secretary, Lighthouse Holdings Parent, Inc.; Asst. Secretary, American Private Equity Management, L.L.C.; Formerly VP, Legal, OppenheimerFunds, Inc.
William F. Quinn; Director, Chairman	Chairman & Director, Lighthouse Holdings, Inc.; Chairman & Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.; Director, American Airlines Federal Credit Union; Director, Hicks Acquisition II, Inc.; Independent Trustee, National Railroad Retirement Investment Trust
Richard P. Schifter; Director	Director, Lighthouse Holdings, Inc.; Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.; Partner, TPG Capital; Director, Republic Airways Holdings Inc.; Director, Ariel Holdings Ltd.; Director, LPL Investment Holdings Inc.; Director, Everbank Financial Corp.; Director, 1996 Air G.P., Inc.; Director, Diveo Broadband Networks, Inc; Director, Mtel Latin America Inc.; Director, Controladora Milano, S.A. de C.V.; Director, Alpargatas S.A.I.C.; Director, Bristol Group; Director, Grupo Milano, S.A. Director, Productora de Papel S.A. de C.V. (Proposa); Director, Empresas Chocolates La Corona, S.A. de C.V. (La Corona); Director, Ecoenterprises Fund; Director, Gate Gourmet International; Director, Direct General Corporation; Director, Private Equity Growth Capital Council
Kneeland C. Youngblood; Director	Director, Lighthouse Holdings, Inc.; Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.; Partner, Pharos Capital Group, LLC; Director, Energy Future Holdings Corp.; Director, Gap, Inc.; Director, Starwood Hotels & Resorts Worldwide, Inc.; Former Director, Burger King Corp.

Part C - 27

The principal address of the Manager, the American Beacon Funds, American Private Equity Management, L.L.C., Lighthouse Holdings, Inc., and Lighthouse Holdings Parent, Inc. is 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

II. Business and Other Connections of Investment Advisers

The investment advisers listed below provide investment advisory services to the Trust.

American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

Acadian Asset Management LLC (“Acadian”) is an investment sub-adviser for the American Beacon Acadian Emerging Markets Managed Volatility Fund. The principal address of Acadian is 260 Franklin Street, Boston, MA 02110.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Acadian is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Part C - 28

Name; Current Position with Acadian	Other Substantial Business and Connections
Laurent de Greef, Member of Board of Managers	None
John Chisholm, Executive Vice President, CIO, Member of Board of Managers	None
Churchill Franklin, CEO, Member of Board of Managers	None
Ronald Frashure, Chairman, Member of Board of Managers	None
Mark Minichiello, Executive Vice President, COO, Treasurer, Secretary, Member of Board of Managers	None
Brendan Bradley, Senior Vice President, Member of Board of Managers	None
Ross Dowd, Executive Vice President, Member of Board of Managers	None
Hunter Smith, Senior Vice President, CTO, Member of Board of Managers	None
Linda Gibson, Member of Board of Managers	None
Christopher Hadley, Member of Board of Managers
Aidan Riordan, Member of Board of Managers	None
Stephen Belgard, Member of Board of Managers	None

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”) is an investment sub-advisor for the American Beacon Balance Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Intermediate Bond Fund. The principal address of Barrow is 2200 Ross Avenue, 31st Floor, Dallas, TX 75201-2761.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Barrow is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Barrow	Other Substantial Business and Connections
James P. Barrow; President, Secretary, Treasurer, Executive Director, Member Board of Managers	None
J. Ray. Nixon; Executive Director, Member Board of Managers	None
Patricia B. Andrews; Chief Compliance Officer, Director	None
John S. Williams; Managing Director	None
Linda T. Gibson; Member Board of Managers	None

Part C - 29

Brandes Investment Partners, L.P. (“Brandes”) is an investment sub-advisor for the American Beacon Emerging Markets Fund. The principal address of Brandes is 11988 El Camino Real, Suite 500, San Diego, CA 92130.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Brandes is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Brandes	Other Substantial Business and Connections
Charles H. Brandes; Chairman	None
Glenn R. Carlson; Chief Executive Officer	None
Jeffrey A. Busby; Executive Director	None
Ian N. Rose; General Counsel	None
Brent V. Woods; Managing Director	None
Gregory S. Houck; Managing Director of Operations	None
Gary K. Iwamura; Finance Director	None
Roberta L. Loubier; Global Head of Compliance, Chief Compliance Officer	None

Brandywine Global Investment Management, LLC (“Brandywine”) is an investment sub-advisor for the American Beacon Flexible Bond Fund, American Beacon Balanced Fund, American Beacon Large Cap Value Fund, and American Beacon Small Cap Value Fund. The principal address of Brandywine is 2929 Arch Street, 8th Floor, Philadelphia, PA 19104.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Brandywine is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Brandywine	Other Substantial Business and Connections
David F. Hoffman, Senior Managing Director	None
Mark P. Glassman, Chief Administrative Officer	None
Patrick S. Kaser, Managing Director	None
Paul R. Lesutis, Senior Managing Director	None
Henry F. Otto, Senior Managing Director	None
Stephen S. Smith, Senior Managing Director	None
Adam B. Spector, Managing Director	None
Steven M. Tonkovich, Senior Managing Director	None
Edward A. Trumpbour, Senior Managing Director	None
Edward A. Whitaker, Jr., Managing Director	None
Thomas C. Merchant, Secretary	None
Elisabeth F. Craig, Assistant Secretary	None

Part C - 30

Bridgeway Capital Management, Inc. (“Bridgeway”) is an investment sub-advisor for the American Beacon Bridgeway Large Cap Value Fund. The principal address of Bridgeway is 20 Greenway Plaza, Suite 450, Houston, Texas 77046.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Bridgeway is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Bridgeway	Other Substantial Business and Connections
John N. R. Montgomery, Director/Chairman of the Board of Directors/Chief Investment Officer	Vice President and Director, Bridgeway Funds, Inc.
Linda G. Giuffre, Chief Compliance Officer	Chief Compliance Officer and Treasurer, Bridgeway Funds, Inc.
Michael D. Mulcahy, Director/President/Chief Operating Officer	President and Director, Bridgeway Funds, Inc.
Von D. Celestine, Treasurer/Vice President/Secretary	None
Richard P. Cancelmo, Vice President	Vice President, Bridgeway Funds, Inc.
Franklin J. Montgomery, Director	Andover Properties, Ltd. – Owner Andover Richmond Apartment, Ltd. – General Partner
Ann M. Montgomery, Director	Sage Education Group, LLC - Owner

Calamos Advisors, LLC (“Calamos”) is an investment sub-advisor for the American Beacon Retirement Income and Appreciation Fund. The principal address of Calamos is 2020 Calamos Court, Naperville, IL 60563-2787.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Calamos is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Calamos	Other Substantial Business and Connections
John P. Calamos; CEO/Global Co-CIO, EVP	Member of Board of Trustees of Benedictine University Member of Board of Trustees of Illinois Institute of Technology Board of Directors – National Hellenic Museum Board of Directors – Choose DuPage
Gary D. Black; EVP, Global Co-CIO, CIO Alternative Strategies	None
J. Christopher Jackson; SVP, General Counsel and Secretary	None
James J. Boyne; Executive Vice President, Chief Operating Officer	Member of Board of Trustees North Central College
Nimish S. Bhatt; SVP, Chief Financial Officer, Head of Fund Administration	Director of NICSA, a not-for profit industry trade organization
Elizabeth A. Watkins; VP, Chief Compliance Officer	None
Randy Zipfel, Senior Vice President, Chief Administrative Officer	None

Part C - 31

Causeway Capital Management, LLC (“Causeway”) is an investment sub-advisor for the American Beacon International Equity Fund. The principal address of Causeway is 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. Information related to the officers and directors of Causeway is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (CRD number 113308), and is incorporated herein by reference.

Dean Capital Management, LLC (“Dean”) is an investment sub-advisor for the American Beacon Small Cap Value II Fund. The principal address of Dean is 7450 West 130th Street, Suite 150, Overland Park, KS 66213.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Dean is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Dean	Other Substantial Business and Connections
Douglas A. Leach; Chief Compliance Officer
Kevin E. Laub; LLC Member
Patrick J. Krumm; LLC Member
Steven D. Roth; LLC Member
Stephen M. Miller; LLC Member

Dreman Value Management, LLC (“Dreman”) is an investment sub-advisor for the American Beacon Small Cap Value Fund. The principal address of Dreman is 777 South Flagler Drive, Suite 800-West Tower, West Palm Beach, FL 33401.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Dreman is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Dreman	Other Substantial Business and Connections
Emory C. Hoover; Chief Investment Officer and Managing Director	None
Mark J. Roach; Managing Director	None
David N. Dreman; Chairman	None
Yvonne I. Pytlik; Chief Compliance Officer	None
Robert A. Loverro; Vice President of Finance	None

Part C - 32

Earnest Partners (“Earnest”) is an investment sub-advisor for the American Beacon Earnest Partners Emerging Markets Equity Fund. The principal address of Earnest is 1180 Peachtree Street, Suite 2300 Atlanta, GA 30309.

Set forth below is the information as to any business, profession, vocation or employment of a substantial nature in which each officer and director of Earnest is, or at any time during the past two fiscal years has been, engaged in his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Earnest	Other Substantial Business and Connections
Paul E. Viera; CEO & Manager	Managing Member of Westchester Limited, LLC; Manager, GREYBULL Partners LLC
John G. Whitmore, COO	COO, GREYBULL Partners LLC; Secretary, Westchester Limited, LLC
James M. Wilson, CCO and Secretary	CCO and Secretary, GREYBULL Partners LLC

Fox Asset Management, LLC (“Fox”) is an investment sub-advisor for the American Beacon Small Cap Value II Fund. The principal address of Fox is 1040 Broad Street, Suite 203, Shrewsbury, NJ 07702.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Fox is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Fox	Other Substantial Business and Connections
Gregory R. Greene; Co-Director
William E. Dodge; Co-Director
Meghann L. Clark; Chief Compliance Officer

Franklin Advisers, Inc. (“Franklin”) is an investment sub-advisor for the American Beacon High Yield Bond Fund. The principal address of Franklin is One Franklin Parkway, San Mateo, CA 94403-1906.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Franklin is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Part C - 33

Name; Current Position with Franklin	Other Substantial Business and Connections
Edward B. Jamieson; Director, President and CIO	None
Kenneth A. Lewis; Chief Financial Officer	None
Craig S. Tyle; Chief Legal Officer	None
John M. Lusk; Director and Vice President	None
Breda M. Beckerle; Chief Compliance Officer	None
Mark L. Constant; Treasurer	None
William Y. Yun; Executive Vice President	None
Madison S. Gulley; Executive Vice President	None
Rupert H. Johnson	None
Christopher J. Molumphy; Director and Executive Vice President	None

GAM International Management, LTD. (“GAM”) is an investment sub-advisor for the American Beacon Flexible Bond Fund. The principal address of GAM is 12 St. James Place, London SW1A 1NX, United Kingdom.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of GAM is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with GAM	Other Substantial Business and Connections
Andrew N. Hanges, Chief Executive Officer & Chairman of the Board
Nikki M. Cagan, Chief Compliance Officer

Holland Capital Management LLC (“Holland”) is the investment sub-advisor for the American Beacon Holland Large Cap Growth Fund. The principal address of Holland is One North Wacker Drive, Suite 700, Chicago, Illinois 60606.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Holland is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Hotchkis	Other Substantial Business and Connections
Louis A. Holland; Director	Consultant: Cumota LLC; Cumota Consulting LLC; Brickland Partners, Inc.
Monica L. Walker; President, Chief Investment Officer – Equity; Director; Former Managing Director, Managing Partner and Portfolio Manager	None
Laura J. Janus; Chief Investment Officer – Fixed Income; Director; Former Managing Partner and Portfolio Manager	None
Susan M. Chamberlain; Chief Compliance Officer	None

Part C - 34

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”) is an investment sub-advisor for the American Beacon Balance Fund, American Beacon Large Cap Value Fund, and American Beacon Small Cap Value Fund. The principal address of Hotchkis is 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90012-5439.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Hotchkis is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Hotchkis	Other Substantial Business and Connections
George H. Davis; Chief Executive Officer and Executive Committee Member	Trustee of the Hotchkis & Wiley Funds and Director of Hotchkis & Wiley (UK) Limited.
James E. Menvielle; Chief Financial Officer	Vice President and Treasurer of the Hotchkis & Wiley Funds and director of Hotchkis & Wiley (UK) Limited and Hotchkis & Wiley (Luxembourg) S.A..
Anna Marie S. Lopez; Chief Operating Officer	President of the Hotchkis & Wiley Funds and director of Hotchkis & Wiley (UK) Limited and Hotchkis & Wiley (Luxembourg) S.A.
Tina H. Kodama; Chief Compliance Officer	Vice President and Chief Compliance Officer of the Hotchkis & Wiley Funds

Lazard Asset Management, LLC (“Lazard”) is an investment sub-advisor for the American Beacon International Equity Fund. The principal address of Lazard is 30 Rockerfeller Plaza, 55th Floor, New York, NY 10112.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Lazard is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Lazard	Other Substantial Business and Connections
Ashish Bhutani; Director, CEO	Vice Chairman, Lazard Ltd.
Gerard B. Mazzari; COO	Chief Financial Officer, Lazard Asset Management Securities, LLC
Nathan A. Paul; General Counsel	Vice President and Secretary of the Fund; Chief Legal Officer of Lazard Asset Management Securities, LLC
Brian D. Simon; Chief Compliance Officer	Managing Director of Lazard Asset Management, LLC
Kenneth M. Jacobs; Director	None
Alexander F. Stern; Director	None
Charles Carroll; Deputy Chairman	Head of Global Marketing, Lazard Asset Management, LLC; Chief Executive Officer
Andrew Lacey; Deputy Chairman	None
John Reinsberg; Deputy Chairman	None
Robert P. DeConcini; Chairman	None
Andreas Huebner; Senior Managing Director	None
Robert Prugue; Senior Managing Director	None
Bill Smith; Senior Managing Director	None

Part C - 35

Lee Munder Capital Group, LLC (“LMCG”) is an investment sub-advisor for the American Beacon Mid-Cap Value Fund. The principal business address of LMCG is 200 Clarendon Street, 28th Floor, Boston, MA, 02116.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of LMCG is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with LMCG	Other Substantial Business and Connections
Jeffrey Davis, Chief Investment Officer	Member of the Presidential Advisory Council, Non-Trustee Member of the Investment Committee for the Endowment and Pension Fund
Lee Munder, Founding partner/general	Managing Partner, Rednum Family Investments, LP
Richard H. Adler, Board Member	President & CEO, Board Member Convergent Capital Management; Board Member, AMBS Investment Counsel, LLC; Board Member, CCM Advisors, LLC; Board Member, Clifford Swan Investment Counsel; Board Member, Convergent Wealth Advisors; Board Member, Mid-Continent Capital; Board Member, SKBA Capital Management; Board Member, City National Asset Management; Board Member, Rochdale Investment Management LLC
William J. Freeman, Board Member	Senior Vice President, Director of Corporate Development for the Wealth Management Affiliates; Board Member, Convergent Capital Management, LLC; Board Member, Convergent Wealth Advisors, Board Member, City National Asset Management Inc., Board Member, Clifford Swan Investment Counsel; Board Member, City National Securities, Inc.; Board Member, Rochdale Investment Management, LLC
Richard S. Gershen, Board Member	Executive Vice President, Wealth Management; City National Bank; Board Member, Convergent Capital Management LLC; Board Member, Convergent Wealth Advisors

Part C - 36

Logan Circle Partners, L.P. (“Logan”) is an investment sub-advisor for the American Beacon High Yield Bond Fund. The principal address of Logan is 1717 Arch Street, Suite 1500; Philadelphia, PA 19103.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Logan is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Logan	Other Substantial Business and Connections
Jude T. Driscoll; CEO/Chief Investment Officer	None
Jennifer E. Vollmer; General Counsel	None
William C. Gadsden; Chief Operating Officer	None

Massachusetts Financial Services Company (“MFS”) serves as an investment sub-adviser for the American Beacon Large Cap Value Fund.  The principal address of MFS is 111 Huntington Avenue, Boston, MA 02199.  MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company), located at Sun Life Financial Centre, 150 King Street West, Toronto, Ontario, Canada.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director and principal executive officer of MFS is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with MFS	Other Substantial Business and Connections During the Past Two Fiscal Years
Robert J. Manning; Director, Chief Executive Officer & Chairman of the Board of Directors	Trustee of various funds within the MFS Funds complex+
Mark N. Polebaum; Executive Vice President, General Counsel & Secretary	N/A+
Michael W. Roberge; President, Chief Investment Officer, Director of Global Research, and Director	N/A+
Amrit Kanwal; Executive Vice President and Chief Financial Officer	N/A+
David A. Antonelli; Vice Chairman	N/A+
Robin A. Stelmach; Executive Vice President and Chief Operating Officer	N/A+
Carol W. Geremia; Executive Vice President	N/A+
James A. Jessee; Executive Vice President	N/A+
Timothy M. Fagan; Chief Compliance Officer	N/A+
Thomas A. Bogart; Director	Executive Vice President, Business Development and General Counsel of Sun Life Financial Inc.
Colm J. Freyne; Director	Executive Vice President and Chief Financial Officer of Sun Life Financial, Inc.

Part C - 37

+Certain principal executive officers and directors of Massachusetts Financial Services Company ("MFS") serve as officers or directors of some or all of MFS’ corporate affiliates and certain officers of MFS serve as officers of some or all of the MFS Funds and/or officers or directors of certain MFS non-U.S. investment companies. Except as set forth above or in Schedules B and D of Form ADV filed by MFS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-17352), each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer of MFS or certain of MFS' corporate affiliates.

The identity of those corporate affiliates is identified below or is incorporated by reference from Schedules B and D of such Form ADV.

Investment Adviser Corporate Affiliate	Address
MFS Institutional Advisors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
MFS Fund Distributors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
MFS Service Center Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.
MFS International LTD.	Canon's Court, 22 Victoria Street, Hamilton, HM12, Bermuda
MFS International (U.K.) Limited	Paternoster House, 65 St. Paul 's Churchyard, London EC4M 8AB, U.K.
MFS International (Hong Kong) Limited	Wheelock House, 20 Pedder Street, Level 19, Suite 1901, Central, Hong Kong
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 – 11[o] Andar, conjunto 111, Itaim Bibi, Sao Paulo, SP, Brazil 04534-004
MFS International Singapore PTE. LTD.	501 Orchard Road, #13-01/03/04 Wheelock Place Singapore 238880
MFS Investment Management Company (Lux.) S.A.	49, Avenue J.F. Kennedy, L-1855 Luxembourg, R.C.S. Luxembourg No. 76 467
MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
3060097 Nova Scotia Company (NSULC)	1959 Upper Water Street Suite 1100, Halifax, Nova Scotia, Canada
MFS McLean Budden Limited (MBL)	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7
MFS Heritage Trust Company	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

Part C - 38

The MFS Funds include the following. The address of the MFS Funds is: 111 Huntington Ave., Boston, MA 02199.

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Institutional Trust

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Special Value Trust

Part C - 39

Morgan Stanley Investment Management, Inc. (“Morgan Stanley IM”) is an investment sub-advisor for the American Beacon Emerging Markets Fund. The principal address of Morgan Stanley IM is 522 Fifth Avenue, New York, NY 10036.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Morgan Stanley IM is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Morgan Stanley IM	Other Substantial Business and Connections
Gregory J. Fleming; Managing Director and President	President, MSAM Holdings II, Inc.
Edmond Moriarty; Managing Director and Director	Managing Director and Director, Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Director, MSAM Holdings II, Inc.; President of other entities affiliated with MSIM.
Christopher L. O’Dell; Managing Director and Secretary	Managing Director and Secretary, Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Secretary, MSAM Holdings II, Inc. and other entities affiliated MSIM.
Mary A. Picciotto; Managing Director and Chief Compliance Officer & Executive Director	Chief Compliance Officer of the Morgan Stanley Funds.
Jeffrey Gelfand, Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Chief Financial Officer and Treasurer, MSAM Holdings II, Inc.; Treasurer of other entities affiliated with MSIM.
James T. Janover; Managing Director and Director	Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Director, Morgan Stanley MSAM Holdings II, Inc.

NISA Investment Advisors, LLC (“NISA”) is an investment sub-advisor for the American Beacon Treasury Inflation Protected Securities Fund.  The principal address of NISA is 150 North Meramec Avenue, Suite 640, St. Louis, MO 63105-3753.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of NISA is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Part C - 40

Name; Current Position with NISA	Other Substantial Business and Connections
Jess B. Yawitz; Chairman & Chief Executive Officer & Managing Member	None
William J. Marshall; President & Managing Member	None
Bella L.F., Sanevich; General Counsel & Member	None
Ellen D. Dennis; Chief Risk Officer	None
Kenneth L. Lester; Managing Director, Portfolio Management & Member	None
Marianne O’Doherty; Chief Compliance Officer	None
David G. Eichhorn; Managing Director, Investment Strategies & Member	None
Clarence R. Krebs; Director, Client Services & Member	None
Paul L. Jones; Director, Equity Portfolio Management	None
Joseph A. Murphy; Director, Portfolio Management	None
Anthony R. Pope; Managing Director, Portfolio Management & Member	None
Gregory J. Yess; Managing Director, Client Services & Member	None

Opus Capital Group, LLC (“Opus”) is the investment sub-advisor for the American Beacon Small Cap Value Fund. The principal address of Opus is One West Fourth Street, Suite 2500, Cincinnati, OH 45202.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Opus is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Opus	Other Substantial Business and Connections
Jakki L. Haussler; Chairman & Chief Executive Officer	Board of Director of Cincinnati Bell Inc.
Leonard A. Haussler; President	N/A
Joseph P. Condren; Chief Operating Officer & Chief Compliance Officer	N/A
Kevin P. Whelan; Vice President	N/A
Jonathon M. Detter; Vice President	N/A

Pacific Investment Management Company, LLC (“PIMCO”) is an investment sub-advisor for the American Beacon Flexible Bond Fund. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660.

Part C - 41

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of PIMCO is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with PIMCO	Other Substantial Business and Connections
Mohamed A. El-Erian; Managing Director, Executive Committee, Chief Executive Officer and Co-Chief Investment Officer	Senior Vice President of the Trust, PIMCO Equity Series VIT, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Formerly President and CEO of Harvard Management Co.
Jennifer E. Durham; Chief Compliance Officer and Executive Vice President	Chief Compliance Officer, the Trust, PIMCO Equity Series VIT, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust
William H. Gross; Managing Director, Executive Committee and Chief Investment Officer	Director and Vice President, StocksPLUS Management, Inc. Senior Vice President of the Trust, PIMCO Equity Series VIT, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust
Neel T. Kashkari; Managing Director	Trustee and President of the Trust and PIMCO Equity Series VIT. Formerly Interim Assistant Secretary for Financial Stability, Assistant Secretary for International Economics and Senior Advisor to Secretary Paulson, United States Department of Treasury
Douglas M. Hodge; Managing Director and Chief Operating Officer	Senior Vice President of the Trust, PIMCO Equity Series VIT, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Trustee, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Europe Ltd., PIMCO Asia Pte Ltd., PIMCO Australia Pty Ltd, PIMCO Japan Ltd. and PIMCO Asia Limited (Hong Kong)
David C. Flattum; Managing Director and General Counsel	Chief Legal Officer of the Trust, PIMCO Equity Series VIT, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust
Brent R. Harris; Managing Director and Executive Committee Member	Director and President, StocksPLUS Management, Inc. Trustee and Chairman of the Trust and PIMCO Equity Series VIT. Trustee, Chairman and President of PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Director, PIMCO Luxembourg S.A. and PIMCO Luxembourg II
Ki M. Hong; Managing Director	Formerly, Vice Chairman of Asia Pacific, Bank of America Merrill Lynch
Sabrina C. Callin; Managing Director	Acting Head of PIMCO Advisory; and Vice President, StocksPLUS Management, Inc.
Makoto Takano; Managing Director	Director and President, PIMCO Japan Ltd.
Joseph V. McDevitt; Managing Director	Director and Chief Executive Officer, PIMCO Europe Limited.

Part C - 42

Penn Capital Management Company, Inc. (“PENN”) is an investment sub-advisor for the American Beacon High Yield Bond Fund. The principal address of PENN is Three Crescent Drive, Suite 400, Philadelphia, PA 19112.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of PENN is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with PENN	Other Substantial Business and Connections
Marcia A. Hocker; President & Chief Executive Officer	None
Richard A. Hocker; Chief Investment Officer	None
Gerald McBride; Chief Financial Officer and Chief Operating Officer	None
John G. Livewell; Chief Compliance Officer	None
Eric Green; Director of Research & Senior Portfolio Manager	None
Christian M. Noyes; Director of Marketing & Client Services/ Senior Managing Partner	None
Scott D. Schumacher; Senior Portfolio Manager, Senior Managing Partner	None
J. Paulo Silva; Senior Portfolio Manager	None

Pzena Investment Management, LLC (“Pzena”) is an investment sub-advisor for the American Beacon Mid-Cap Value Fund. The principal address of Pzena is 120 West 45th Street, 20th Floor, New York, NY 10036.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Pzena is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Pzena	Other Substantial Business and Connections
John P. Goetz; Managing Principal, Co-Chief Investment Officer, and Member with Class B Units	None
Richard S. Pzena; Managing Principal; Chief Executive Officer, Co-Chief Investment Officer, and Member with Class B Units	None
William L. Lipsey; Managing Principal, Marketing & Client Services, and Member with Class B Units	None
Joan F. Berger; General Counsel, Chief Compliance Officer, and Member with Class B Units	None
Gary J. Bachman; Chief Financial Officer (Gary only has Class A common stock	None
Benjamin Silver; Co-Director of Research, Portfolio Manager, and Member with Class B Units	None
Antonio DeSpirito; Managing Principal, Portfolio Manager, Executive Vice President and Member with Class B Units	None
Michael D. Peterson; Managing Principal, Portfolio Manager, Executive Vice President and Member with Class B Units	None

Part C - 43

Signia Capital Management, LLC (“Signia”) is an investment sub-advisor for the American Beacon Small Cap Value II Fund. The principal address of Signia is 108 N. Washington St., Suite 305, Spokane, WA 99201.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Signia is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Signia	Other Substantial Business and Connections
Tony L. Bennett; Manager/Member
David C. Krebs; Chief Compliance Officer
Daniel E. Cronen; Member
Lawrence G. Braitman; Member
Richard L. Thompson; Member
Richard S. Beaven; Member
Steven K. Neff; Member

Standish Mellon Asset Management Company, LLC (“Standish”) is an investment sub-advisor for the American Beacon Treasury Inflation Protected Securities Fund.  The principal address of Standish is BNY Mellon Center, 201 Washington Street, Suite 2900, Boston, MA 02108-4408.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Standish is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Part C - 44

Name; Current Position with Standish	Other Substantial Business and Connections
James D. MacIntyre; President and Chief Executive Officer, Board Member	None
Julia Braithwaite; Chief Compliance Officer, Secretary	None
Steven Lipiner; Treasurer	None
Mitchell E. Harris; Chairman of Fixed Income Cash and Currency Group, Executive Chairman Board Member, Trustee of Sole Owner	None
Alexander B. Over; Managing Director of Global Sales and Marketing, Board Member, Chief Executive Officer of BNY Mellon Asset Management (UK) Ltd.	None
John A. Park; Trustee of Sole Owner	None
Phillip N. Maisano; Board Member	None
Edward H. Ladd; Board Member	None

Stephens Investment Management Group, LLC (“SIMG”) is the investment sub-advisor for the American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund. The principal address of SIMG and Stephens Inc. is 111 Center Street, Little Rock, Arkansas 72201.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of SIMG is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with SIMG	Other Substantial Business and Connections
Joseph W. Simpson; President and Chief Executive Officer, Manager	Executive Vice President, Stephens Inc.
Ryan E. Crane; Chief Investment Officer, Manager, Member Class B	Senior Vice President, Stephens Inc.
Michael W. Nolte; Chief Operating Officer, Senior Vice President, Manager	Senior Vice President, Stephens Inc.
David C. Prince; Chief Compliance Officer, General Counsel	Senior Vice President, Stephens Inc.

Strategic Income Management, LLC (“SiM”) is the investment sub-advisor for the American Beacon SiM High Yield Opportunities Fund. The principal address of SiM is 720 Olive Way, Suite 1675, Seattle, WA 98101.

Part C - 45

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of SiM is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with SiM	Other Substantial Business and Connections
Randall L. Yoakum; Manager, Member, Chief Executive Officer
Gary J. Pokrzywinski; Manager, Member, Chief Investment Officer
Timothy T. Black; Elected Manager, Chief Compliance Officer, Chief Operating Officer	Partner in IV Technologies LLC

Sustainable Growth Advisers, LP (“SGA”) is the investment sub-advisor for the American Beacon SGA Global Growth Fund. The principal address of SGA is 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of SGA is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with SGA	Other Substantial Business and Connections
Gordon Marchand, Co-founder	Board Director- Chase Investment Counsel; Board Director- Zounds Hearing Inc.

Templeton Investment Counsel, LLC (“Templeton”) is an investment sub-advisor for the American Beacon International Equity Fund. The principal address of Templeton is 300 Southeast 2nd Street, Ft. Lauderdale, FL 33301.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Templeton is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Templeton	Other Substantial Business and Connections
Donald F. Reed; Chief Executive Officer and Chairman	None
Cynthia L. Sweeting; Exec. VP/Director of Institutional Portfolio Management and Portfolio Manager	None
Antonio T. Docal; Executive Vice President and Portfolio Manager	None
Craig S. Tyle; Chief Legal Officer	None
Mark L. Constant; Treasurer	None
Michael J. D’Agrosa; Chief Compliance Officer	None
Gregory E. McGowan; Exec. Vice President	None
Madison S. Gulley; Executive Vice President	None

Part C - 46

The Boston Company Asset Management, LLC (“Boston Company”) is an investment sub-advisor for the American Beacon Small Cap Value Fund and the American Beacon Emerging Markets Fund. The principal address of Boston Company is One Boston Place, Boston, MA 02108.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Boston Company is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Boston Company	Other Substantial Business and Connections
Bart A. Grenier; Chairman, Chief Executive Officer & Chief Investment Officer/Manager	None
Joseph P. Gennaco – President and Chief Operating Officer	None

The London Company Of Virginia, LLC (“London Company”) is the investment sub-adviser for the American Beacon London Company Income Equity Fund. The principal place of business address of London Company is 180 Bayberry Court, Suite 301, Richmond, Virginia 23226.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of London Company is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with London Company	Other Substantial Business and Connections During the Past Two Fiscal Years
Stephen, M. Goddard, Founder, Chief Executive Officer and Chief Investment Officer	None
Jonathan Moody, Principal and Portfolio Manager	None
Andrew Wetzel, Chief Compliance Officer	None

Zebra Capital Management, LLC (“Zebra”) is the investment sub-advisor for the American Beacon Zebra Large Cap Equity Fund and American Beacon Zebra Small Cap Equity Fund. The principal address of Zebra is 612 Wheelers Farms Rd., Milford, CT 06461.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Zebra is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Part C - 47

Name; Current Position with Zebra	Other Substantial Business and Connections
Peter A. Schaffer; Chief Operating Officer, Chief Compliance Officer
Roger G. Ibbotson; Managing Member

Information as to the officers and directors of each of the above investment advisers may also be included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 32. Principal Underwriter

(a) Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	361 Absolute Alpha Fund, Series of Investment Managers Series Trust
2.	361 Long/Short Equity Fund, Series of Investment Managers Series Trust
3.	361 Managed Futures Strategy Fund, Series of Investment Managers Series Trust
4.	AdvisorShares Trust
5.	American Beacon Funds
6.	American Beacon Select Funds
7.	Avenue Mutual Funds Trust
8.	Bridgeway Funds, Inc.
9.	Broadmark Funds
10.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
11.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
12.	Direxion Shares ETF Trust
13.	DundeeWealth Funds
14.	FlexShares Trust
15.	Forum Funds
16.	FQF Trust
17.	Gottex Multi-Alternatives Fund - I
18.	Gottex Multi-Alternatives Fund - II
19.	Gottex Multi-Asset Endowment Fund - I
20.	Gottex Multi-Asset Endowment Fund - II
21.	Henderson Global Funds
22.	Ironwood Institutional Multi-Strategy Fund LLC
23.	Ironwood Multi-Strategy Fund LLC
24.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
25.	Manor Investment Funds
26.	Nomura Partners Funds, Inc.
27.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
28.	PMC Funds, Series of Trust for Professional Managers
29.	Precidian ETFs Trust
30.	Quaker Investment Trust
31.	RevenueShares ETF Trust
32.	Salient MF Trust
33.	Sound Shore Fund, Inc.
34.	The Roxbury Funds
35.	Turner Funds
36.	Wintergreen Fund, Inc.

Part C - 48

(b) The following are officers and directors of Foreside Fund Services, LLC, the Registrant’s underwriter. Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records

The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust's custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) Boston Financial Data Services, an affiliate of the Trust’s transfer agent, 330 West 9th St., Kansas City, Missouri 64105; 4) Mastercraft, 3021 Wichita Court, Fort Worth, Texas 76140; or 5) the Trust's investment advisers at the addresses listed in Item 31 above.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

Part C - 49

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on September 20, 2013.

AMERICAN BEACON FUNDS

By: /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.

President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 166 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	September 20, 2013
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	September 20, 2013
Melinda G. Heika

Gerard J. Arpey*	Trustee	September 20, 2013
Gerard J. Arpey

W. Humphrey Bogart*	Trustee	September 20, 2013
W. Humphrey Bogart

Brenda A. Cline*	Trustee	September 20, 2013
Brenda A. Cline

Eugene J. Duffy*	Trustee	September 20, 2013
Eugene J. Duffy

Thomas M. Dunning*	Trustee	September 20, 2013
Thomas M. Dunning

Alan D. Feld*	Trustee	September 20, 2013
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	September 20, 2013
Richard A. Massman

Barbara J. McKenna*	Trustee	September 20, 2013
Barbara J. McKenna

R. Gerald Turner*	Trustee	September 20, 2013
R. Gerald Turner

Paul J. Zucconi*	Trustee	September 20, 2013
Paul J. Zucconi

*By /s/ Rosemary K. Behan

Rosemary K. Behan

Attorney-In-Fact

EXHIBIT INDEX

Type:	Description:

99.d.2.II	Investment Advisory Agreement among American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Advisors Inc. and Acadian Asset Management LLC, dated September 6, 2013

99.h.4.H	Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and State Street Bank and Trust Company dated August 28, 2013

99.h.14.I	Fee Waiver/Expense Reimbursement Agreement for the American Beacon Acadian Emerging Markets Managed Volatility Fund, dated August 9, 2013

99.i	Opinion and consent of counsel

Other Exhibits:

Powers of Attorney for Trustees of American Beacon Funds dated August 9, 2012